Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2023
SSC-NPRT1-0723
1.912894.112
Nonconvertible Bonds - 8.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
1.7% 3/25/26		700,000	639,962
2.55% 12/1/33		5,588,000	4,391,193
3.5% 6/1/41		4,990,000	3,808,031
3.5% 9/15/53		1,298,000	901,075
3.55% 9/15/55		1,440,000	990,694
3.65% 9/15/59		8,915,000	6,105,801
3.8% 12/1/57		26,733,000	19,020,602
4.3% 2/15/30		3,709,000	3,549,638
4.5% 5/15/35		1,980,000	1,824,654
4.5% 3/9/48		6,650,000	5,569,295
4.75% 5/15/46		7,727,000	6,708,112
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		305,000	262,361
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	8,240
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	4,805,524
Cogent Communications Group, Inc.:
3.5% 5/1/26 (b)		165,000	151,531
7% 6/15/27 (b)		255,000	245,032
Frontier Communications Holdings LLC:
5.875% 10/15/27 (b)		95,000	84,664
8.625% 3/15/31 (b)		3,328,000	3,071,160
Holdco SASU:
6.5% 10/15/26 (b)		475,000	446,950
7% 10/15/28 (b)		450,000	419,479
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		4,900,000	2,646,993
10.5% 5/15/30 (b)		1,017,000	966,386
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (b)		650,000	554,060
Qwest Corp. 7.25% 9/15/25		203,000	168,174
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	487,208
Sprint Capital Corp. 8.75% 3/15/32		555,000	673,497
Sprint Spectrum Co. LLC:
4.738% 9/20/29 (b)		685,000	678,212
5.152% 9/20/29 (b)		14,655,000	14,547,220
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	360,936
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	370,000
Verizon Communications, Inc.:
2.355% 3/15/32		5,720,000	4,612,993
2.65% 11/20/40		1,515,000	1,039,980
3.4% 3/22/41		5,480,000	4,182,497
4.016% 12/3/29		891,000	839,148
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	214,322
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		1,900,000	1,327,662
			96,673,286
Entertainment - 0.0%
Netflix, Inc. 4.375% 11/15/26		165,000	162,031
Roblox Corp. 3.875% 5/1/30 (b)		280,000	239,764
Take-Two Interactive Software, Inc. 4% 4/14/32		3,095,000	2,849,129
			3,250,924
Interactive Media & Services - 0.0%
Meta Platforms, Inc.:
4.45% 8/15/52		1,785,000	1,510,159
5.6% 5/15/53		4,870,000	4,866,881
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	1,783,638
			8,160,678
Media - 0.4%
Adria Bidco BV 5.25% 2/1/30 (b)	EUR	5,200,000	4,289,488
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		555,000	465,701
Altice France Holding SA:
4% 2/15/28 (Reg. S)	EUR	4,800,000	2,514,053
8% 5/15/27 (Reg. S)	EUR	4,800,000	2,898,857
Cable One, Inc. 4% 11/15/30 (b)		2,500,000	1,956,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)		180,000	148,167
4.5% 5/1/32		3,822,000	2,991,168
4.5% 6/1/33 (b)		2,110,000	1,610,699
4.75% 2/1/32 (b)		115,000	92,145
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51		2,995,000	1,836,309
3.9% 6/1/52		12,363,000	7,776,782
4.8% 3/1/50		4,815,000	3,525,088
4.908% 7/23/25		7,565,000	7,439,132
5.25% 4/1/53		1,805,000	1,407,322
5.375% 4/1/38		450,000	379,496
5.375% 5/1/47		32,024,000	25,545,368
6.384% 10/23/35		3,210,000	3,106,059
6.484% 10/23/45		3,445,000	3,117,809
Comcast Corp.:
2.937% 11/1/56		1,940,000	1,242,932
3.75% 4/1/40		770,000	643,301
3.999% 11/1/49		10,000	8,136
5.5% 5/15/64		1,935,000	1,918,293
COX Communications, Inc.:
1.8% 10/1/30 (b)		975,000	765,392
2.6% 6/15/31 (b)		275,000	224,139
3.15% 8/15/24 (b)		1,550,000	1,518,470
Cox Enterprises, Inc. 7.375% 7/15/27 (b)		3,445,000	3,629,576
CSC Holdings LLC:
4.125% 12/1/30 (b)		215,000	149,244
4.5% 11/15/31 (b)		220,000	152,962
5.375% 2/1/28 (b)		600,000	472,043
5.75% 1/15/30 (b)		650,000	286,280
6.5% 2/1/29 (b)		4,164,000	3,269,487
7.5% 4/1/28 (b)		350,000	189,632
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)(c)		5,704,000	239,656
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	3,765,364
4% 9/15/55		535,000	339,749
4.65% 5/15/50		11,727,000	8,582,497
5.3% 5/15/49		7,695,000	6,111,976
DISH DBS Corp.:
5.125% 6/1/29		1,100,000	498,882
5.875% 11/15/24		200,000	171,473
7.75% 7/1/26		550,000	315,574
DISH Network Corp. 11.75% 11/15/27 (b)		4,255,000	4,072,489
Fox Corp.:
5.476% 1/25/39		2,474,000	2,291,482
5.576% 1/25/49		1,641,000	1,483,796
Gray Television, Inc. 4.75% 10/15/30 (b)		100,000	64,815
iHeartCommunications, Inc. 4.75% 1/15/28 (b)		180,000	124,868
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	800,000	837,876
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	165,779
Magallanes, Inc.:
3.428% 3/15/24		3,519,000	3,444,757
3.638% 3/15/25		2,033,000	1,967,500
3.755% 3/15/27		3,520,000	3,298,703
4.054% 3/15/29		1,378,000	1,258,954
4.279% 3/15/32		3,731,000	3,259,556
5.05% 3/15/42		12,171,000	9,847,212
5.141% 3/15/52		18,989,000	14,819,755
Paramount Global 4.6% 1/15/45		5,565,000	3,902,155
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		345,000	265,653
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	1,496,434
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		370,000	273,038
5.5% 7/1/29 (b)		1,000,000	872,897
TEGNA, Inc. 4.75% 3/15/26 (b)		225,000	214,571
Time Warner Cable LLC:
5.5% 9/1/41		8,936,000	7,385,304
5.875% 11/15/40		7,708,000	6,676,156
6.55% 5/1/37		8,522,000	8,118,345
7.3% 7/1/38		6,393,000	6,529,622
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	1,500,000	1,422,768
5.5% 5/15/29 (b)		175,000	157,289
VZ Secured Financing BV 5% 1/15/32 (b)		3,315,000	2,636,635
Ziggo BV:
2.875% 1/15/30 (Reg. S)	EUR	1,100,000	911,237
4.875% 1/15/30 (b)		115,000	95,701
			193,490,298
Wireless Telecommunication Services - 0.2%
Digicel Group Holdings Ltd. 8% 4/1/25 pay-in-kind (b)(c)(d)		305,000	119,198
Digicel Group Ltd. 6.75% 3/1/23 (b)(c)		500,000	95,000
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (b)		2,650,000	569,750
8.75% 5/25/24 (b)		300,000	273,431
8.75% 5/25/24 (b)		400,000	366,100
13% 12/31/25 pay-in-kind (b)(d)		2,295,045	1,560,631
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (c)(e)		2,500,000	0
9.75% 7/15/25 (b)(c)(e)		5,500,000	1
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	149,980
5.125% 1/15/28 (b)		346,500	296,947
Rogers Communications, Inc.:
3.2% 3/15/27 (b)		4,297,000	4,000,237
3.8% 3/15/32 (b)		3,750,000	3,313,967
Sprint Corp.:
7.125% 6/15/24		2,950,000	2,980,305
7.875% 9/15/23		3,220,000	3,229,608
T-Mobile U.S.A., Inc.:
2.25% 2/15/26		3,450,000	3,197,779
2.625% 4/15/26		220,000	204,964
2.625% 2/15/29		275,000	240,372
3% 2/15/41		3,775,000	2,726,509
3.3% 2/15/51		2,935,000	2,028,814
3.375% 4/15/29		3,030,000	2,741,989
3.75% 4/15/27		8,375,000	7,956,235
3.875% 4/15/30		34,927,000	32,405,209
4.375% 4/15/40		200,000	175,604
Vodafone Group PLC:
4.25% 9/17/50		3,525,000	2,775,456
4.875% 10/3/78 (Reg. S) (d)	GBP	600,000	704,752
6.25% 10/3/78 (Reg. S) (d)		805,000	798,963
			72,911,801
TOTAL COMMUNICATION SERVICES			374,486,987
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		2,000,000	1,892,025
Aptiv PLC / Aptiv Corp. 3.25% 3/1/32		1,115,000	949,656
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		105,000	105,000
Dana, Inc.:
4.5% 2/15/32		115,000	92,251
5.625% 6/15/28		400,000	366,205
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		130,000	128,067
Patrick Industries, Inc. 4.75% 5/1/29 (b)		110,000	93,943
Robert Bosch GmbH:
4% 6/2/35 (Reg. S)	EUR	300,000	326,320
4.375% 6/2/43 (Reg. S)	EUR	300,000	329,483
Valeo SA 1% 8/3/28 (Reg. S)	EUR	100,000	86,512
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	744,173
			5,113,635
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,945,000	1,477,976
4.75% 1/15/43		2,000,000	1,474,383
5.291% 12/8/46		2,060,000	1,628,016
6.1% 8/19/32		6,525,000	6,126,430
General Motors Co.:
6.25% 10/2/43		9,020,000	8,539,329
6.6% 4/1/36		775,000	786,549
6.75% 4/1/46		1,775,000	1,764,573
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,645,321
4% 1/15/25		5,695,000	5,552,485
5.15% 8/15/26 (Reg. S)	GBP	250,000	300,841
5.85% 4/6/30		2,471,000	2,446,599
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	122,637
			31,865,139
Broadline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,616,000	1,946,403
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,000,000	1,113,335
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	138,484
4.125% 8/1/30 (b)		70,000	59,411
Nordstrom, Inc. 4.375% 4/1/30		425,000	337,777
			3,595,410
Distributors - 0.0%
Ritchie Bros. Holdings, Inc. 6.75% 3/15/28 (b)		175,000	177,081
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		559,000	522,207
California Institute of Technology 3.65% 9/1/19		535,000	364,495
ERAC U.S.A. Finance LLC 3.3% 12/1/26 (b)		8,865,000	8,338,096
Massachusetts Institute of Technology:
2.989% 7/1/50		1,340,000	987,104
5.6% 7/1/11		400,000	440,522
President and Fellows of Harvard College:
3.15% 7/15/46		315,000	245,606
3.3% 7/15/56		190,000	144,227
3.745% 11/15/52		720,000	613,288
Service Corp. International 5.125% 6/1/29		270,000	256,500
Thomas Jefferson University 3.847% 11/1/57		2,575,000	1,875,437
Trustees of Boston University 4.061% 10/1/48		450,000	394,064
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	320,237
3.61% 2/15/2119		285,000	196,908
University of Southern California 3.841% 10/1/47		715,000	615,368
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		325,000	289,938
Washington University:
3.524% 4/15/54		2,630,000	2,095,834
4.349% 4/15/22		2,340,000	1,919,097
Yale University 2.402% 4/15/50		2,140,000	1,386,162
			21,005,090
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (b)		4,925,000	4,227,982
4.375% 1/15/28 (b)		280,000	257,057
5.75% 4/15/25 (b)		90,000	89,735
Aramark Services, Inc. 5% 2/1/28 (b)		1,990,000	1,880,749
Boyd Gaming Corp. 4.75% 12/1/27		165,000	156,318
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)		380,000	378,854
7% 2/15/30 (b)		2,625,000	2,637,038
Carnival Corp.:
4% 8/1/28 (b)		225,000	196,204
7.625% 3/1/26 (b)		1,050,000	995,524
Churchill Downs, Inc.:
4.75% 1/15/28 (b)		170,000	157,273
6.75% 5/1/31 (b)		55,000	54,244
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)		1,500,000	1,309,230
6.75% 1/15/30 (b)		811,000	659,909
Garden SpinCo Corp. 8.625% 7/20/30 (b)		45,000	48,698
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		1,200,000	1,201,500
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		325,000	268,730
3.75% 5/1/29 (b)		255,000	225,058
4% 5/1/31 (b)		970,000	837,170
Hyatt Hotels Corp. 1.8% 10/1/24		3,020,000	2,864,398
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	655,000	711,106
International Game Technology PLC:
6.25% 1/15/27 (b)		200,000	199,608
6.5% 2/15/25 (b)		428,000	429,605
Marriott International, Inc.:
3.125% 6/15/26		1,390,000	1,312,835
3.6% 4/15/24		1,310,000	1,292,249
4.9% 4/15/29		925,000	907,341
MGM Resorts International:
4.625% 9/1/26		500,000	472,564
4.75% 10/15/28		230,000	209,610
6.75% 5/1/25		100,000	100,381
NCL Corp. Ltd.:
5.875% 2/15/27 (b)		155,000	147,010
8.375% 2/1/28 (b)		105,000	108,573
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	34,100
Papa John's International, Inc. 3.875% 9/15/29 (b)		1,650,000	1,381,875
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		1,325,000	910,938
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		100,000	92,146
5.5% 8/31/26 (b)		280,000	263,245
7.25% 1/15/30 (b)		370,000	373,302
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	720,000	761,563
3.375% 10/16/25 (Reg. S)	GBP	1,870,000	2,166,396
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		315,000	314,949
Yum! Brands, Inc.:
3.625% 3/15/31		395,000	337,044
5.35% 11/1/43		50,000	43,834
			31,015,945
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	377,399
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	115,584
6.75% 6/1/27		250,000	249,855
Lennar Corp.:
4.75% 11/29/27		9,350,000	9,158,154
5% 6/15/27		12,100,000	11,923,316
5.25% 6/1/26		2,920,000	2,915,892
Newell Brands, Inc. 5.875% 4/1/36 (f)		30,000	24,000
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		850,000	506,813
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	95,993
4% 4/15/29 (b)		1,120,000	953,005
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	838,842
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	28,045,273
4.875% 11/15/25		35,000	34,064
4.875% 3/15/27		7,917,000	7,762,671
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	684,176
			63,685,037
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		5,655,000	5,438,289
Mattel, Inc. 6.2% 10/1/40		115,000	101,060
			5,539,349
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		75,000	66,109
5% 2/15/32 (b)		80,000	68,633
AutoNation, Inc. 4.75% 6/1/30		953,000	886,539
AutoZone, Inc.:
1.65% 1/15/31		505,000	398,301
3.75% 4/18/29		1,400,000	1,300,189
4% 4/15/30		6,924,000	6,456,580
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		910,000	867,091
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	45,007
Gap, Inc. 3.875% 10/1/31 (b)		1,490,000	1,027,782
LCM Investments Holdings 4.875% 5/1/29 (b)		50,000	41,695
Lowe's Companies, Inc.:
3.75% 4/1/32		1,904,000	1,727,414
4.25% 4/1/52		6,910,000	5,528,035
4.45% 4/1/62		6,910,000	5,423,550
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		110,000	84,700
7.875% 5/1/29 (b)		1,000,000	614,440
O'Reilly Automotive, Inc.:
1.75% 3/15/31		770,000	614,040
3.9% 6/1/29		600,000	569,390
4.7% 6/15/32		1,065,000	1,037,533
The Home Depot, Inc.:
4.875% 2/15/44		1,150,000	1,107,147
5.875% 12/16/36		300,000	328,785
Upbound Group, Inc. 6.375% 2/15/29 (b)		325,000	286,139
Valvoline, Inc.:
3.625% 6/15/31 (b)		700,000	574,154
4.25% 2/15/30 (b)		270,000	264,905
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	700,000	594,380
			29,912,538
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	97,651
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	33,710
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	140,507
Tapestry, Inc. 3.05% 3/15/32		14,311,000	11,516,457
The William Carter Co. 5.625% 3/15/27 (b)		875,000	854,349
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	135,609
			12,778,283
TOTAL CONSUMER DISCRETIONARY			204,687,507
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		3,765,000	3,688,084
4.9% 2/1/46		11,475,000	10,897,748
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		9,871,000	9,669,343
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		8,175,000	7,671,744
4.35% 6/1/40		4,618,000	4,235,545
4.75% 1/23/29		1,690,000	1,702,133
5.45% 1/23/39		5,390,000	5,597,059
5.8% 1/23/59 (Reg. S)		6,509,000	7,026,241
Bacardi Ltd. 4.7% 5/15/28 (b)		343,000	334,926
Constellation Brands, Inc.:
2.25% 8/1/31		1,285,000	1,049,140
3.7% 12/6/26		1,200,000	1,152,554
4.4% 11/15/25		805,000	791,917
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	189,233
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		2,060,000	1,718,399
			55,724,066
Consumer Staples Distribution & Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		645,000	560,814
4.875% 2/15/30 (b)		615,000	562,725
6.5% 2/15/28 (b)		1,110,000	1,103,063
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		1,800,000	1,550,594
Bellis Acquisition Co. PLC 4.5% 2/16/26 (b)	GBP	975,000	1,054,846
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	8,405,126
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000,000	1,552,780
Kroger Co. 2.65% 10/15/26		430,000	402,249
Market Bidco Finco PLC 5.5% 11/4/27 (b)	GBP	900,000	876,522
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	850,000	989,418
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	49,507
6.25% 4/15/25 (b)		185,000	184,614
			17,292,258
Food Products - 0.2%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		300,000	291,631
6% 6/15/30 (b)		65,000	63,958
Hormel Foods Corp. 0.65% 6/3/24		895,000	854,950
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)		6,705,000	5,858,494
3% 2/2/29 (b)		390,000	328,883
3% 5/15/32 (b)		6,735,000	5,151,918
3.625% 1/15/32 (b)		1,194,000	966,073
3.75% 12/1/31 (b)		1,040,000	844,133
4.375% 2/2/52 (b)		1,620,000	1,083,589
5.125% 2/1/28 (b)		8,005,000	7,713,783
5.5% 1/15/30 (b)		16,270,000	15,457,802
5.75% 4/1/33 (b)		9,170,000	8,551,484
6.5% 12/1/52 (b)		2,490,000	2,252,465
JDE Peet's BV 2.25% 9/24/31 (b)		1,400,000	1,088,105
Kraft Heinz Foods Co.:
3.75% 4/1/30		4,653,000	4,349,724
4.375% 6/1/46		1,780,000	1,494,413
7.125% 8/1/39 (b)		9,093,000	10,107,527
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		475,000	423,003
4.375% 1/31/32 (b)		1,230,000	1,091,088
4.875% 5/15/28 (b)		345,000	333,017
Pilgrim's Pride Corp.:
3.5% 3/1/32		4,525,000	3,615,928
4.25% 4/15/31		3,130,000	2,673,415
5.875% 9/30/27 (b)		1,513,000	1,482,265
Post Holdings, Inc.:
4.625% 4/15/30 (b)		530,000	464,118
5.5% 12/15/29 (b)		1,220,000	1,134,261
Simmons Foods, Inc. 4.625% 3/1/29 (b)		1,900,000	1,543,408
TreeHouse Foods, Inc. 4% 9/1/28		505,000	434,563
Tyson Foods, Inc. 4% 3/1/26		2,520,000	2,448,076
			82,102,074
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)		600,000	494,093
Spectrum Brands Holdings, Inc. 5.5% 7/15/30 (b)		568,000	519,720
			1,013,813
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		110,000	111,526
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		6,000,000	4,698,119
3.4% 2/4/41		5,970,000	4,091,337
4.25% 8/9/42		490,000	378,895
BAT Capital Corp.:
2.125% 8/15/25	GBP	685,000	782,148
3.557% 8/15/27		3,260,000	2,997,314
4.39% 8/15/37		1,000,000	790,889
4.54% 8/15/47		11,635,000	8,339,169
4.7% 4/2/27		425,000	414,627
4.758% 9/6/49		2,055,000	1,522,388
5.65% 3/16/52		1,190,000	1,017,433
BAT International Finance PLC 4.448% 3/16/28		8,700,000	8,255,608
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		4,250,000	4,102,386
4.25% 7/21/25 (b)		1,500,000	1,445,147
Philip Morris International, Inc.:
3.875% 8/21/42		830,000	641,442
5.125% 2/15/30		14,955,000	14,800,625
5.625% 11/17/29		525,000	537,880
5.75% 11/17/32		285,000	292,086
Reynolds American, Inc. 5.7% 8/15/35		635,000	594,114
			55,701,607
TOTAL CONSUMER STAPLES			211,945,344
ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		325,000	301,425
Halliburton Co.:
4.75% 8/1/43		460,000	394,671
6.7% 9/15/38		170,000	186,778
Precision Drilling Corp. 7.125% 1/15/26 (b)		115,000	113,191
Technip Energies NV 1.125% 5/28/28	EUR	830,000	763,648
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		97,500	95,184
Transocean, Inc. 11.5% 1/30/27 (b)		140,000	143,209
			1,998,106
Oil, Gas & Consumable Fuels - 0.8%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	120,960
Aker BP ASA:
2.875% 1/15/26 (b)		7,120,000	6,668,671
3.1% 7/15/31 (b)		2,295,000	1,910,797
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)		1,250,000	1,197,698
7.875% 5/15/26 (b)		1,225,000	1,241,645
Apache Corp.:
4.25% 1/15/30		575,000	516,063
5.25% 2/1/42		210,000	170,505
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (b)		1,530,000	1,466,607
Buckeye Partners LP 4.125% 12/1/27		180,000	157,527
Cenovus Energy, Inc.:
3.75% 2/15/52		3,795,000	2,620,149
5.25% 6/15/37		3,195,000	2,970,765
Centennial Resource Production LLC 5.875% 7/1/29 (b)		60,000	55,800
Cheniere Energy Partners LP:
3.25% 1/31/32		435,000	355,903
4% 3/1/31		220,000	193,619
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	320,877
5.875% 2/1/29 (b)		105,000	98,873
Citgo Petroleum Corp. 7% 6/15/25 (b)		1,275,000	1,252,356
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	37,265
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,418,000	1,394,185
Comstock Resources, Inc. 6.75% 3/1/29 (b)		130,000	113,621
ConocoPhillips Co. 3.758% 3/15/42		525,000	436,216
Continental Resources, Inc. 5.75% 1/15/31 (b)		770,000	733,519
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		1,657,000	1,625,219
7.375% 2/1/31 (b)		115,000	112,878
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	37,500
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	314,021
5.75% 2/15/28 (b)		40,000	33,619
DCP Midstream Operating LP:
5.125% 5/15/29		355,000	344,949
5.375% 7/15/25		345,000	341,195
5.6% 4/1/44		3,773,000	3,490,948
5.625% 7/15/27		260,000	261,801
Devon Energy Corp. 5.6% 7/15/41		1,000,000	927,668
Diamondback Energy, Inc.:
3.125% 3/24/31		2,905,000	2,475,972
3.25% 12/1/26		4,500,000	4,289,373
3.5% 12/1/29		2,705,000	2,443,230
Ecopetrol SA:
6.875% 4/29/30		1,534,000	1,366,219
8.875% 1/13/33		1,200,000	1,167,390
EG Global Finance PLC:
4.375% 2/7/25 (Reg. S)	EUR	4,000,000	4,103,977
6.25% 10/30/25 (Reg. S)	EUR	5,600,000	5,759,240
6.75% 2/7/25 (b)		220,000	211,435
8.5% 10/30/25 (b)		380,000	366,407
Enbridge, Inc.:
4.25% 12/1/26		1,943,000	1,889,386
5.7% 3/8/33		930,000	945,728
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		1,455,000	1,436,813
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (b)		900,000	876,114
4.875% 3/30/26 (Reg. S) (b)		1,356,000	1,245,893
5.375% 3/30/28 (Reg. S) (b)		1,395,000	1,243,754
Energy Transfer LP:
3.75% 5/15/30		2,964,000	2,684,536
3.9% 7/15/26		955,000	911,034
4.75% 1/15/26		850,000	837,479
4.95% 6/15/28		4,954,000	4,839,907
5% 5/15/50		12,556,000	10,270,952
5.15% 3/15/45		2,260,000	1,896,942
5.25% 4/15/29		2,803,000	2,767,373
5.3% 4/15/47		225,000	190,578
5.35% 5/15/45		2,895,000	2,474,212
5.4% 10/1/47		10,546,000	9,066,293
5.8% 6/15/38		2,762,000	2,633,182
6% 6/15/48		2,369,000	2,180,720
6.125% 12/15/45		2,635,000	2,455,475
6.25% 4/15/49		1,925,000	1,832,006
6.625% 10/15/36		900,000	921,414
EnLink Midstream LLC 5.625% 1/15/28 (b)		220,000	211,934
Enterprise Products Operating LP:
3.125% 7/31/29		1,080,000	974,883
4.85% 3/15/44		3,215,000	2,887,714
EOG Resources, Inc. 3.9% 4/1/35		205,000	185,114
EQM Midstream Partners LP:
6.5% 7/1/27 (b)		125,000	122,107
6.5% 7/15/48		220,000	179,714
7.5% 6/1/27 (b)		290,000	291,786
7.5% 6/1/30 (b)		100,000	100,500
EQT Corp.:
3.9% 10/1/27		180,000	167,225
5% 1/15/29		595,000	560,860
Equinor ASA:
3.7% 4/6/50		920,000	741,338
3.95% 5/15/43		300,000	256,868
Exxon Mobil Corp. 4.114% 3/1/46		805,000	698,350
Galaxy Pipeline Assets BidCo Ltd. 2.16% 3/31/34		709,680	604,026
Global Partners LP/GLP Finance Corp. 7% 8/1/27		505,000	484,800
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	3,642,767
Hess Corp.:
4.3% 4/1/27		1,117,000	1,081,954
5.6% 2/15/41		3,781,000	3,561,822
5.8% 4/1/47		4,517,000	4,328,451
7.125% 3/15/33		1,335,000	1,456,245
7.3% 8/15/31		1,849,000	2,028,897
7.875% 10/1/29		5,583,000	6,217,418
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		110,000	102,988
5.5% 10/15/30 (b)		50,000	45,310
5.625% 2/15/26 (b)		669,000	656,456
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		965,000	869,882
6.25% 4/15/32 (b)		2,075,000	1,856,158
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		375,000	345,462
6.375% 4/15/27 (b)		90,000	88,850
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		1,220,000	912,179
5.375% 4/24/30 (Reg. S)		200,000	180,663
Kinder Morgan Energy Partners LP 4.15% 2/1/24		425,000	420,121
Magellan Midstream Partners LP:
4.2% 10/3/47		795,000	575,690
4.25% 9/15/46		190,000	137,983
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	5,252,770
MEG Energy Corp.:
5.875% 2/1/29 (b)		300,000	283,284
7.125% 2/1/27 (b)		220,000	223,938
MPLX LP:
2.65% 8/15/30		1,925,000	1,611,521
4.125% 3/1/27		505,000	489,273
4.5% 4/15/38		1,125,000	967,923
4.7% 4/15/48		2,335,000	1,870,961
4.8% 2/15/29		2,965,000	2,885,779
4.95% 3/14/52		545,000	448,643
5.2% 3/1/47		3,275,000	2,825,069
5.5% 2/15/49		4,516,000	4,025,966
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		535,000	474,141
6.75% 9/15/25 (b)		540,000	497,113
Occidental Petroleum Corp.:
3.5% 8/15/29		195,000	169,341
4.1% 2/15/47		265,000	192,125
4.2% 3/15/48		125,000	92,745
4.3% 8/15/39		70,000	55,068
4.4% 4/15/46		200,000	151,500
4.4% 8/15/49		240,000	178,800
5.55% 3/15/26		7,558,000	7,539,105
6.2% 3/15/40		65,000	63,456
6.45% 9/15/36		4,545,000	4,624,538
6.6% 3/15/46		6,475,000	6,638,170
7.5% 5/1/31		8,596,000	9,336,116
7.875% 9/15/31		40,000	44,248
8.875% 7/15/30		145,000	167,098
ONEOK Partners LP 6.65% 10/1/36		400,000	406,031
ONEOK, Inc.:
3.1% 3/15/30		4,385,000	3,788,780
4.45% 9/1/49		8,550,000	6,379,843
4.95% 7/13/47		1,765,000	1,426,216
5.2% 7/15/48		1,375,000	1,146,184
Ovintiv Exploration, Inc. 5.375% 1/1/26		310,000	308,275
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,523,493
8.125% 9/15/30		6,179,000	6,766,876
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		190,000	176,700
Petrobras Global Finance BV 6.25% 12/14/26	GBP	800,000	958,339
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	660,000	629,988
3.75% 2/21/24 (Reg. S)	EUR	1,513,000	1,585,709
4.75% 2/26/29 (Reg. S)	EUR	2,800,000	2,210,646
5.35% 2/12/28		253,000	203,273
5.95% 1/28/31		8,410,000	6,006,002
6.5% 3/13/27		37,757,000	32,571,076
6.5% 1/23/29		1,190,000	967,842
6.75% 9/21/47		12,334,000	7,417,544
6.84% 1/23/30		9,812,000	7,616,565
7.69% 1/23/50		78,965,000	50,912,684
Phillips 66 Co.:
2.15% 12/15/30		925,000	755,232
3.75% 3/1/28		695,000	655,544
4.9% 10/1/46		750,000	655,770
Pioneer Natural Resources Co.:
1.9% 8/15/30		1,070,000	869,234
2.15% 1/15/31		285,000	232,979
5.1% 3/29/26		2,975,000	2,975,218
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29		3,784,000	3,347,691
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	526,425
Qatar Petroleum 2.25% 7/12/31 (Reg. S)		620,000	522,660
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,331,000	1,149,438
4.95% 7/15/29 (b)		2,375,000	2,130,993
Sabine Pass Liquefaction LLC 4.5% 5/15/30		10,281,000	9,720,990
Santos Finance Ltd. 3.649% 4/29/31 (b)		4,800,000	3,977,601
Schlumberger Investment SA 3.65% 12/1/23		210,000	208,187
Shell International Finance BV 3.25% 5/11/25		1,465,000	1,427,002
SM Energy Co. 6.625% 1/15/27		300,000	288,344
Southwestern Energy Co. 4.75% 2/1/32		1,175,000	1,016,583
Suncor Energy, Inc.:
3.75% 3/4/51		695,000	502,614
6.8% 5/15/38		350,000	371,840
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		255,000	226,998
5.875% 3/15/28		55,000	52,974
6% 4/15/27		420,000	413,078
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30 (b)		2,450,000	2,128,389
6% 9/1/31 (b)		225,000	191,344
Targa Resources Corp.:
4.2% 2/1/33		1,275,000	1,125,317
6.125% 3/15/33		1,240,000	1,256,999
6.5% 2/15/53		5,450,000	5,330,932
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		55,000	52,842
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	9,494,410
3.75% 6/15/27		1,635,000	1,557,381
4.65% 8/15/32		6,660,000	6,300,677
4.85% 3/1/48		100,000	85,229
4.9% 1/15/45		1,460,000	1,253,490
5.3% 8/15/52		1,511,000	1,363,606
5.75% 6/24/44		185,000	177,105
Total Capital International SA 2.829% 1/10/30		800,000	721,188
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,285,000	2,927,065
4.6% 3/15/48		350,000	293,532
TransMontaigne Partners LP 6.125% 2/15/26		1,158,000	1,004,565
Var Energi ASA 5% 5/18/27 (b)		5,410,000	5,217,578
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	295,810
3.875% 11/1/33 (b)		115,000	94,198
4.125% 8/15/31 (b)		285,000	245,693
6.25% 1/15/30 (b)		160,000	158,620
Venture Global LNG, Inc. 8.125% 6/1/28 (b)		210,000	211,050
Western Gas Partners LP:
3.95% 6/1/25		5,193,000	4,994,191
4.3% 2/1/30		785,000	697,924
4.65% 7/1/26		2,085,000	2,011,056
4.75% 8/15/28		1,465,000	1,383,386
			411,994,697
TOTAL ENERGY			413,992,803
FINANCIALS - 3.4%
Banks - 1.6%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(d)		3,000,000	2,533,441
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (d)	EUR	1,900,000	1,848,575
2.875% 5/30/31 (Reg. S) (d)	EUR	400,000	388,170
4.625% 7/23/29 (Reg. S) (d)	EUR	100,000	105,350
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (d)	EUR	390,000	361,267
Banco Santander SA 3.49% 5/28/30		1,000,000	876,529
Bank of America Corp.:
1.658% 3/11/27 (d)		8,135,000	7,348,423
1.734% 7/22/27 (d)		13,095,000	11,678,152
1.922% 10/24/31 (d)		5,730,000	4,525,159
2.087% 6/14/29 (d)		7,865,000	6,734,913
2.496% 2/13/31 (d)		15,680,000	13,138,627
2.551% 2/4/28 (d)		320,000	289,678
2.572% 10/20/32 (d)		8,190,000	6,650,505
2.592% 4/29/31 (d)		2,295,000	1,927,489
2.651% 3/11/32 (d)		16,000,000	13,232,999
2.676% 6/19/41 (d)		3,550,000	2,436,800
2.687% 4/22/32 (d)		3,965,000	3,276,629
3.419% 12/20/28 (d)		10,194,000	9,374,323
3.5% 4/19/26		5,358,000	5,161,836
3.95% 4/21/25		12,493,000	12,169,302
3.97% 3/5/29 (d)		10,565,000	9,965,016
4.078% 4/23/40 (d)		7,865,000	6,634,187
4.2% 8/26/24		2,028,000	1,994,751
4.25% 10/22/26		10,727,000	10,376,677
4.271% 7/23/29 (d)		3,660,000	3,478,980
4.45% 3/3/26		2,065,000	2,019,308
5.288% 4/25/34 (d)		4,325,000	4,297,552
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (d)	EUR	2,365,000	2,200,256
2.029% 9/30/27 (b)(d)		1,400,000	1,216,504
Barclays PLC:
2.645% 6/24/31 (d)		2,865,000	2,320,930
2.667% 3/10/32 (d)		10,165,000	8,097,264
2.852% 5/7/26 (d)		10,143,000	9,531,175
4.836% 5/9/28		6,667,000	6,168,636
4.972% 5/16/29 (d)		15,000,000	14,315,395
5.088% 6/20/30 (d)		13,438,000	12,477,437
5.2% 5/12/26		1,701,000	1,650,583
5.262% 1/29/34 (Reg. S) (d)	EUR	280,000	302,166
5.501% 8/9/28 (d)		445,000	438,312
5.746% 8/9/33 (d)		326,000	315,011
5.829% 5/9/27 (d)		2,670,000	2,664,088
6.224% 5/9/34 (d)		200,000	201,919
7.437% 11/2/33 (d)		2,520,000	2,747,075
8.407% 11/14/32 (Reg. S) (d)	GBP	400,000	505,029
BNP Paribas SA:
2.159% 9/15/29 (b)(d)		7,570,000	6,360,954
2.219% 6/9/26 (b)(d)		9,163,000	8,504,408
2.5% 3/31/32 (Reg. S) (d)	EUR	1,400,000	1,342,958
3.132% 1/20/33 (b)(d)		3,670,000	3,044,633
4.125% 5/24/33 (Reg. S)	EUR	700,000	751,516
BPCE SA 1.5% 1/13/42 (Reg. S) (d)	EUR	1,200,000	1,081,561
Cassa Depositi e Prestiti SpA 5.75% 5/5/26 (b)		1,200,000	1,199,602
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.150% 3.52% 10/27/28 (d)(g)		4,710,000	4,382,246
0.981% 5/1/25 (d)		600,000	572,355
1.462% 6/9/27 (d)		6,780,000	6,043,466
2.52% 11/3/32 (d)		650,000	524,612
2.561% 5/1/32 (d)		5,075,000	4,166,127
2.572% 6/3/31 (d)		7,655,000	6,408,961
2.666% 1/29/31 (d)		16,595,000	14,110,969
2.904% 11/3/42 (d)		470,000	330,204
2.976% 11/5/30 (d)		240,000	207,938
3.057% 1/25/33 (d)		5,014,000	4,217,256
4.075% 4/23/29 (d)		23,845,000	22,530,472
4.3% 11/20/26		2,129,000	2,054,374
4.4% 6/10/25		17,376,000	16,968,880
4.412% 3/31/31 (d)		15,706,000	14,855,059
4.45% 9/29/27		4,630,000	4,448,812
4.6% 3/9/26		3,500,000	3,414,846
4.65% 7/30/45		350,000	310,060
4.75% 5/18/46		10,000,000	8,431,902
5.5% 9/13/25		8,267,000	8,265,142
5.875% 7/1/24 (Reg. S)	GBP	615,000	759,139
6.27% 11/17/33 (d)		1,050,000	1,121,580
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	6,566,657
Commerzbank AG 8.625% 2/28/33 (Reg. S) (d)	GBP	100,000	122,185
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		3,419,000	2,906,863
Credit Agricole SA:
1.25% 10/2/24 (Reg. S)	GBP	300,000	351,458
4.875% 10/23/29 (Reg. S)	GBP	200,000	237,848
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (d)	GBP	980,000	1,036,208
4.625% 4/13/27 (Reg. S) (d)	GBP	300,000	359,240
Export-Import Bank of Korea 5.125% 1/11/33		515,000	536,357
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (d)		1,375,000	1,358,798
6.125% 3/9/28		4,840,000	4,804,640
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		145,000	126,875
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (d)(g)		5,170,000	5,352,062
0.976% 5/24/25 (d)		835,000	793,246
1.589% 5/24/27 (d)		675,000	599,033
2.013% 9/22/28 (d)		5,985,000	5,179,127
2.099% 6/4/26 (d)		2,295,000	2,132,366
2.206% 8/17/29 (d)		6,795,000	5,730,344
2.357% 8/18/31 (d)		818,000	658,246
2.804% 5/24/32 (d)		2,535,000	2,056,703
4.25% 3/14/24		1,872,000	1,842,173
4.755% 6/9/28 (d)		2,825,000	2,738,866
4.787% 3/10/32 (Reg. S) (d)	EUR	710,000	766,924
4.856% 5/23/33 (Reg. S) (d)	EUR	900,000	973,747
4.95% 3/31/30		1,855,000	1,812,865
5.402% 8/11/33 (d)		200,000	195,730
6.161% 3/9/29 (d)		3,380,000	3,446,324
7.39% 11/3/28 (d)		500,000	534,115
8.201% 11/16/34 (Reg. S) (d)	GBP	550,000	708,803
ING Groep NV:
1.726% 4/1/27 (d)		5,935,000	5,320,396
4.75% 5/23/34 (Reg. S) (d)	EUR	1,400,000	1,507,504
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		31,005,000	30,158,848
5.71% 1/15/26 (b)		10,048,000	9,564,768
Japan Bank International Cooperation 3.25% 7/20/23		400,000	398,736
JPMorgan Chase & Co.:
1.04% 2/4/27 (d)		7,285,000	6,513,732
1.47% 9/22/27 (d)		4,565,000	4,045,689
1.578% 4/22/27 (d)		3,395,000	3,050,288
1.764% 11/19/31 (d)		7,517,000	5,929,892
1.953% 2/4/32 (d)		4,023,000	3,203,187
2.522% 4/22/31 (d)		4,525,000	3,842,350
2.525% 11/19/41 (d)		22,775,000	15,518,373
2.545% 11/8/32 (d)		465,000	381,139
2.58% 4/22/32 (d)		8,934,000	7,437,862
2.739% 10/15/30 (d)		9,595,000	8,313,748
2.947% 2/24/28 (d)		2,035,000	1,883,382
2.956% 5/13/31 (d)		5,386,000	4,601,312
3.509% 1/23/29 (d)		6,550,000	6,099,921
3.875% 9/10/24		250,000	245,126
3.882% 7/24/38 (d)		4,490,000	3,855,465
4.005% 4/23/29 (d)		2,290,000	2,173,492
4.125% 12/15/26		4,475,000	4,381,787
Jyske Bank A/S 5% 10/26/28 (d)	EUR	275,000	294,196
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	260,000	322,631
1.75% 7/11/24 (Reg. S)	GBP	275,000	326,814
Lloyds Banking Group PLC:
1.627% 5/11/27 (d)		2,000,000	1,786,412
1.985% 12/15/31 (d)	GBP	665,000	698,012
3.574% 11/7/28 (d)		875,000	799,773
3.87% 7/9/25 (d)		5,375,000	5,244,820
4.375% 3/22/28		1,365,000	1,314,291
4.5% 1/11/29 (Reg. S) (d)	EUR	350,000	375,281
4.976% 8/11/33 (d)		2,530,000	2,393,994
M&T Bank Corp. 4% 7/15/24		40,000	38,577
Mitsubishi UFJ Financial Group, Inc.:
5.406% 4/19/34 (d)		5,810,000	5,836,233
5.422% 2/22/29 (d)		2,350,000	2,354,372
NatWest Group PLC:
3.073% 5/22/28 (d)		5,799,000	5,269,983
3.619% 3/29/29 (Reg. S) (d)	GBP	900,000	988,146
3.622% 8/14/30 (Reg. S) (d)	GBP	1,900,000	2,200,423
4.269% 3/22/25 (d)		5,031,000	4,945,952
4.8% 4/5/26		15,438,000	15,217,357
5.125% 5/28/24		25,198,000	24,829,044
7.416% 6/6/33 (Reg. S) (d)	GBP	450,000	556,184
Nordea Bank ABP 4.125% 5/5/28 (Reg. S)	EUR	1,000,000	1,070,390
PNC Financial Services Group, Inc.:
3.9% 4/29/24		375,000	367,243
5.068% 1/24/34 (d)		2,410,000	2,326,832
6.037% 10/28/33 (d)		2,880,000	2,970,304
Rabobank Nederland:
4% 1/10/30 (Reg. S)	EUR	500,000	530,250
4.375% 8/4/25		7,713,000	7,510,690
Santander UK Group Holdings PLC:
1.089% 3/15/25 (d)		8,955,000	8,550,006
1.673% 6/14/27 (d)		6,825,000	5,913,257
4.796% 11/15/24 (d)		4,025,000	3,992,884
Societe Generale:
1.488% 12/14/26 (b)(d)		9,875,000	8,702,040
2.797% 1/19/28 (b)(d)		1,835,000	1,627,191
2.889% 6/9/32 (b)(d)		210,000	165,255
3.337% 1/21/33 (b)(d)		1,105,000	890,546
4.25% 4/14/25 (b)		21,901,000	20,962,745
4.75% 11/24/25 (b)		830,000	788,370
6.691% 1/10/34 (b)(d)		300,000	307,313
Sumitomo Mitsui Trust Bank Ltd. 5.65% 3/9/26 (b)		1,820,000	1,840,551
U.S. Bancorp:
4.839% 2/1/34 (d)		5,905,000	5,541,695
5.85% 10/21/33 (d)		2,925,000	2,950,800
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (d)	EUR	1,880,000	1,758,662
3.127% 6/3/32 (b)(d)		2,515,000	2,004,296
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (d)	GBP	600,000	681,249
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	265,000	323,235
2.164% 2/11/26 (d)		4,775,000	4,508,927
2.406% 10/30/25 (d)		5,834,000	5,574,057
2.572% 2/11/31 (d)		3,235,000	2,730,934
2.879% 10/30/30 (d)		24,150,000	20,896,366
3.35% 3/2/33 (d)		11,910,000	10,230,407
3.526% 3/24/28 (d)		8,796,000	8,244,216
3.584% 5/22/28 (d)		2,010,000	1,885,457
4.3% 7/22/27		21,880,000	21,085,437
4.478% 4/4/31 (d)		15,500,000	14,751,340
4.65% 11/4/44		1,335,000	1,133,641
5.013% 4/4/51 (d)		3,500,000	3,202,453
5.389% 4/24/34 (d)		635,000	635,837
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	250,000	310,476
Westpac Banking Corp. 4.11% 7/24/34 (d)		4,937,000	4,366,111
			793,865,208
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,847,000	1,824,927
Ares Capital Corp.:
3.875% 1/15/26		13,816,000	12,823,518
4.2% 6/10/24		12,032,000	11,733,028
Bank of New York Mellon Corp. 1.6% 4/24/25		525,000	493,324
Cboe Global Markets, Inc. 3% 3/16/32		3,560,000	3,086,531
Coinbase Global, Inc. 3.625% 10/1/31 (b)		295,000	171,830
Credit Suisse Group AG:
1.305% 2/2/27 (b)(d)		8,565,000	7,395,878
2.125% 10/13/26 (Reg. S) (d)	EUR	1,400,000	1,385,288
2.125% 11/15/29 (Reg. S) (d)	GBP	700,000	685,402
2.593% 9/11/25 (b)(d)		14,480,000	13,627,997
3.091% 5/14/32 (b)(d)		20,370,000	16,374,727
3.75% 3/26/25		15,667,000	14,711,313
4.194% 4/1/31 (b)(d)		13,355,000	11,737,576
4.282% 1/9/28 (b)		1,250,000	1,142,688
4.55% 4/17/26		8,254,000	7,758,760
6.373% 7/15/26 (b)(d)		1,790,000	1,761,700
6.537% 8/12/33 (b)(d)		12,490,000	12,746,919
9.016% 11/15/33 (b)(d)		11,430,000	13,556,894
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (d)	EUR	600,000	592,015
4% 6/24/32 (Reg. S) (d)	EUR	1,300,000	1,232,379
4.5% 4/1/25		13,996,000	13,065,213
6.125% 12/12/30 (Reg. S) (d)	GBP	1,100,000	1,287,084
Deutsche Bank AG New York Branch:
6.72% 1/18/29 (d)		300,000	301,199
7.079% 2/10/34 (d)		1,760,000	1,609,876
Goldman Sachs Group, Inc.:
1.217% 12/6/23		7,855,000	7,681,996
1.431% 3/9/27 (d)		15,505,000	13,929,945
1.948% 10/21/27 (d)		6,735,000	5,998,213
1.992% 1/27/32 (d)		9,600,000	7,585,135
2.383% 7/21/32 (d)		14,925,000	12,017,178
2.64% 2/24/28 (d)		4,905,000	4,446,950
2.65% 10/21/32 (d)		755,000	618,544
3.814% 4/23/29 (d)		7,695,000	7,172,520
4.017% 10/31/38 (d)		4,495,000	3,789,367
4.223% 5/1/29 (d)		3,395,000	3,217,809
6.75% 10/1/37		50,954,000	54,380,748
Hightower Holding LLC 6.75% 4/15/29 (b)		350,000	301,651
Intercontinental Exchange, Inc. 1.85% 9/15/32		3,475,000	2,694,523
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		1,259,000	1,073,459
Jefferies Financial Group, Inc.:
2.625% 10/15/31		5,530,000	4,304,837
2.75% 10/15/32		1,355,000	1,048,417
LPL Holdings, Inc. 4% 3/15/29 (b)		445,000	390,751
Macquarie Group Ltd.:
1.34% 1/12/27 (b)(d)		5,861,000	5,245,475
2.871% 1/14/33 (b)(d)		1,690,000	1,355,644
Morgan Stanley:
1.512% 7/20/27 (d)		10,390,000	9,252,481
1.794% 2/13/32 (d)		6,555,000	5,097,078
1.928% 4/28/32 (d)		9,690,000	7,567,484
2.239% 7/21/32 (d)		6,595,000	5,261,165
2.484% 9/16/36 (d)		2,650,000	2,000,123
2.511% 10/20/32 (d)		3,820,000	3,100,903
2.699% 1/22/31 (d)		30,115,000	25,741,741
2.943% 1/21/33 (d)		2,860,000	2,389,764
3.125% 7/27/26		37,616,000	35,477,468
3.622% 4/1/31 (d)		13,084,000	11,826,099
3.772% 1/24/29 (d)		5,345,000	5,010,903
3.875% 1/27/26		540,000	525,692
4% 7/23/25		1,000,000	978,001
4.35% 9/8/26		2,070,000	2,018,916
4.431% 1/23/30 (d)		2,525,000	2,423,774
4.656% 3/2/29 (d)	EUR	400,000	434,644
5% 11/24/25		40,891,000	40,794,079
MSCI, Inc. 3.25% 8/15/33 (b)		90,000	72,083
Nomura Holdings, Inc.:
2.608% 7/14/31		1,155,000	921,219
2.648% 1/16/25		1,075,000	1,018,666
State Street Corp. 2.901% 3/30/26 (d)		833,000	795,582
UBS Group AG:
1.494% 8/10/27 (b)(d)		1,300,000	1,120,757
4.75% 3/17/32 (Reg. S) (d)	EUR	580,000	617,574
4.988% 8/5/33 (Reg. S) (d)		200,000	188,296
			452,993,720
Consumer Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,272,000	9,643,685
2.45% 10/29/26		3,749,000	3,343,007
2.875% 8/14/24		7,954,000	7,640,699
3% 10/29/28		11,826,000	10,253,537
3.3% 1/30/32		4,200,000	3,413,417
4.45% 4/3/26		4,282,000	4,104,388
4.875% 1/16/24		6,861,000	6,801,487
6.5% 7/15/25		4,320,000	4,351,790
Ally Financial, Inc.:
1.45% 10/2/23		2,261,000	2,224,831
3.05% 6/5/23		11,748,000	11,740,830
3.875% 5/21/24		6,322,000	6,118,267
5.125% 9/30/24		2,688,000	2,625,085
5.8% 5/1/25		6,894,000	6,813,714
7.1% 11/15/27		6,180,000	6,313,712
American Express Co. 2.55% 3/4/27		3,110,000	2,856,305
Capital One Financial Corp.:
1.343% 12/6/24 (d)		4,720,000	4,576,366
3.65% 5/11/27		15,820,000	14,833,812
3.8% 1/31/28		7,795,000	7,219,914
4.985% 7/24/26 (d)		6,500,000	6,359,015
5.247% 7/26/30 (d)		6,880,000	6,517,377
Discover Financial Services:
3.95% 11/6/24		8,102,000	7,827,359
4.5% 1/30/26		6,463,000	6,263,774
6.7% 11/29/32		1,592,000	1,649,182
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)		1,500,000	1,362,188
Ford Motor Credit Co. LLC:
2.9% 2/16/28		275,000	232,161
4% 11/13/30		345,000	289,900
4.063% 11/1/24		22,139,000	21,397,089
4.125% 8/17/27		185,000	167,116
4.271% 1/9/27		85,000	77,984
4.687% 6/9/25		180,000	173,038
5.113% 5/3/29		400,000	366,210
5.125% 6/16/25		135,000	130,884
5.584% 3/18/24		8,575,000	8,521,863
6.86% 6/5/26	GBP	640,000	785,909
John Deere Capital Corp. 2.65% 6/24/24		615,000	604,603
OneMain Finance Corp.:
3.875% 9/15/28		850,000	668,313
4% 9/15/30		425,000	313,578
6.875% 3/15/25		1,165,000	1,122,539
Synchrony Financial:
3.95% 12/1/27		8,719,000	7,529,037
4.25% 8/15/24		6,050,000	5,742,877
4.375% 3/19/24		7,165,000	6,940,091
5.15% 3/19/29		13,451,000	11,912,336
			211,829,269
Financial Services - 0.3%
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (d)	EUR	300,000	134,681
5% 4/27/27 (Reg. S)	EUR	3,100,000	1,226,028
Altus Midstream LP 5.875% 6/15/30 (b)		105,000	99,488
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31		940,000	778,976
Athene Global Funding:
1.608% 6/29/26 (b)		3,350,000	2,885,519
2.717% 1/7/29 (b)		4,805,000	3,963,057
3.205% 3/8/27 (b)		1,485,000	1,345,537
Blackstone Private Credit Fund:
4.875% 4/14/26	GBP	1,200,000	1,340,992
7.05% 9/29/25		8,015,000	7,991,087
Block, Inc. 2.75% 6/1/26		110,000	98,988
BP Capital Markets America, Inc. 4.893% 9/11/33		1,490,000	1,480,261
Brixmor Operating Partnership LP:
2.5% 8/16/31		3,020,000	2,350,971
4.05% 7/1/30		12,288,000	11,080,171
4.125% 6/15/26		5,706,000	5,378,151
4.125% 5/15/29		6,724,000	6,092,875
Corebridge Financial, Inc.:
3.85% 4/5/29		2,590,000	2,335,090
3.9% 4/5/32		6,908,000	5,991,313
4.35% 4/5/42		701,000	560,601
4.4% 4/5/52		2,074,000	1,578,466
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		245,000	243,040
Fidelity National Information Services, Inc. 3.1% 3/1/41		3,540,000	2,434,193
Fiserv, Inc.:
2.75% 7/1/24		105,000	101,935
3.5% 7/1/29		7,395,000	6,772,141
3.85% 6/1/25		1,540,000	1,500,514
5.45% 3/2/28		1,260,000	1,279,398
5.6% 3/2/33		6,250,000	6,402,571
GGAM Finance Ltd.:
7.75% 5/15/26 (b)(h)		265,000	262,946
8% 6/15/28 (b)(h)		1,588,000	1,563,783
Global Payments, Inc.:
2.15% 1/15/27		45,000	40,176
4.45% 6/1/28		3,135,000	2,976,427
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 7.3777% 5/31/25 (b)(d)(g)		7,700,000	7,084,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		1,537,000	1,264,183
6.25% 5/15/26		2,364,000	2,069,745
6.375% 12/15/25		635,000	571,883
Indian Railway Finance Corp. Ltd. 3.57% 1/21/32 (b)		1,010,000	888,043
Jackson Financial, Inc.:
5.17% 6/8/27		2,958,000	2,828,504
5.67% 6/8/32		3,734,000	3,560,525
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,145,000	958,771
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		500,000	456,000
Nationwide Building Society:
4.363% 8/1/24 (b)(d)		2,510,000	2,500,537
6.178% 12/7/27 (Reg. S) (d)	GBP	400,000	493,119
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		8,593,000	8,499,923
PennyMac Financial Services, Inc. 4.25% 2/15/29 (b)		1,200,000	964,587
Penske Truck Leasing Co. LP 5.55% 5/1/28 (b)		5,455,000	5,388,811
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	7,275,214
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	6,761,559
Power Finance Corp. Ltd.:
1.841% 9/21/28 (Reg. S)	EUR	2,400,000	2,121,713
6.15% 12/6/28 (b)		3,050,000	3,128,728
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	398,657
			137,503,878
Insurance - 0.2%
ACE INA Holdings, Inc. 3.15% 3/15/25		1,765,000	1,712,042
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (d)	EUR	395,000	334,652
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)		340,000	305,835
6.75% 10/15/27 (b)		325,000	302,904
Aon Corp. 2.8% 5/15/30		3,670,000	3,192,566
Arch Capital Finance LLC 4.011% 12/15/26		4,745,000	4,600,031
Arthur J. Gallagher & Co. 3.05% 3/9/52		3,030,000	1,912,477
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	79,758
1.777% 11/15/30		870,000	697,419
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,308,813
3.95% 5/15/24		1,400,000	1,372,004
Credit Agricole Assurances SA 4.75% 9/27/48 (d)	EUR	1,200,000	1,222,284
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		3,225,000	3,023,438
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		2,100,000	1,466,179
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		4,595,000	3,887,739
5.625% 8/16/32		6,100,000	5,970,917
Farmers Exchange Capital II 6.151% 11/1/53 (b)(d)		1,500,000	1,456,838
Farmers Exchange Capital III 5.454% 10/15/54 (b)(d)		3,335,000	3,030,279
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	500,000	464,651
Five Corners Funding Trust II 2.85% 5/15/30 (b)		12,846,000	10,965,174
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		9,380,000	8,916,077
Lincoln National Corp.:
3.05% 1/15/30		280,000	230,729
3.4% 1/15/31		315,000	260,048
6.3% 10/9/37		110,000	108,774
Markel Group, Inc.:
3.45% 5/7/52		840,000	570,269
4.15% 9/17/50		445,000	342,568
4.3% 11/1/47		900,000	723,836
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30		1,940,000	1,622,676
3.5% 6/3/24		1,140,000	1,115,558
Metropolitan Life Global Funding I 4.3% 8/25/29 (b)		7,000,000	6,738,696
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 7.1563% 12/15/24 (b)(d)(g)		5,490,000	5,483,516
New York Life Insurance Co. 3.75% 5/15/50 (b)		2,630,000	1,997,835
Pricoa Global Funding I 5.375% 5/15/45 (d)		5,278,000	5,026,239
Protective Life Global Funding 1.9% 7/6/28 (b)		2,595,000	2,191,737
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		2,100,000	1,787,100
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (d)	GBP	950,000	917,543
6.75% 12/2/44 (Reg. S) (d)		2,025,000	1,999,688
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		165,000	146,321
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		3,200,000	3,056,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		3,310,000	2,289,593
4.375% 9/15/54 (b)(d)		2,100,000	2,035,253
The Chubb Corp. 6% 5/11/37		130,000	139,928
Unum Group:
4% 6/15/29		5,961,000	5,597,515
4.125% 6/15/51		1,330,000	936,408
5.75% 8/15/42		2,238,000	2,049,496
Willis Group North America, Inc.:
2.95% 9/15/29		4,385,000	3,778,324
5.35% 5/15/33		935,000	919,556
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		900,000	712,669
			108,999,952
TOTAL FINANCIALS			1,705,192,027
HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc.:
4.05% 11/21/39		18,245,000	15,647,672
4.55% 3/15/35		400,000	381,283
4.7% 5/14/45		5,975,000	5,370,202
4.875% 11/14/48		335,000	310,568
Amgen, Inc.:
2.6% 8/19/26		3,835,000	3,578,782
2.8% 8/15/41		2,130,000	1,495,876
4.4% 5/1/45		1,450,000	1,227,785
5.15% 3/2/28		3,800,000	3,831,430
5.25% 3/2/30		7,794,000	7,854,495
5.25% 3/2/33		5,576,000	5,595,697
5.6% 3/2/43		11,335,000	11,226,886
5.65% 3/2/53		5,809,000	5,811,177
5.75% 3/2/63		3,370,000	3,349,410
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		174,000	95,633
Gilead Sciences, Inc. 4.5% 2/1/45		565,000	511,240
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		2,692,000	2,277,297
			68,565,433
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.:
2.6% 5/27/30 (b)		2,185,000	1,875,970
3% 9/23/29 (b)		4,500,000	3,995,727
Avantor Funding, Inc.:
3.875% 7/15/28 (Reg. S)	EUR	2,500,000	2,455,798
4.625% 7/15/28 (b)		380,000	351,488
Becton, Dickinson & Co.:
2.823% 5/20/30		1,695,000	1,487,211
3.7% 6/6/27		118,000	113,174
3.734% 12/15/24		1,500,000	1,464,472
Dentsply Sirona, Inc. 3.25% 6/1/30		3,000,000	2,623,205
Hologic, Inc. 3.25% 2/15/29 (b)		225,000	196,500
Mozart Borrower LP:
3.875% 4/1/29 (b)		2,100,000	1,811,155
5.25% 10/1/29 (b)		425,000	363,640
Stryker Corp.:
3.375% 5/15/24		535,000	523,907
3.375% 11/1/25		430,000	414,544
3.5% 3/15/26		775,000	749,747
Teleflex, Inc. 4.25% 6/1/28 (b)		60,000	55,177
Werfenlife SA 4.625% 6/6/28 (Reg. S) (h)	EUR	400,000	428,479
			18,910,194
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		500,000	437,281
AHS Hospital Corp. 2.78% 7/1/51		315,000	202,676
AmerisourceBergen Corp. 2.7% 3/15/31		5,980,000	5,110,733
Ascension Health:
2.532% 11/15/29		295,000	256,234
3.106% 11/15/39		610,000	467,890
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	1,900,514
Centene Corp.:
2.45% 7/15/28		7,280,000	6,255,413
2.625% 8/1/31		2,980,000	2,383,075
3% 10/15/30		7,638,000	6,372,062
3.375% 2/15/30		5,670,000	4,888,731
4.25% 12/15/27		8,825,000	8,293,559
4.625% 12/15/29		7,750,000	7,187,350
Children's Health System of Texas 2.511% 8/15/50		360,000	220,782
Childrens Hospital Corp. 4.115% 1/1/47		265,000	227,272
Cigna Group:
2.4% 3/15/30		4,245,000	3,615,291
3.25% 4/15/25		355,000	342,858
3.4% 3/15/51		1,250,000	895,481
4.375% 10/15/28		14,599,000	14,230,426
4.5% 2/25/26		3,865,000	3,823,110
CommonSpirit Health:
2.76% 10/1/24		575,000	555,790
2.782% 10/1/30		695,000	590,039
3.347% 10/1/29		890,000	792,930
4.35% 11/1/42		2,500,000	2,132,522
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		560,000	402,375
6.875% 4/15/29 (b)		140,000	78,730
CVS Health Corp.:
2.7% 8/21/40		9,385,000	6,475,631
4.78% 3/25/38		1,320,000	1,220,857
5.05% 3/25/48		8,960,000	8,093,435
5.125% 2/21/30		1,265,000	1,260,975
5.125% 7/20/45		1,965,000	1,790,430
5.3% 12/5/43		1,405,000	1,321,287
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,900,000	1,507,385
4.625% 6/1/30 (b)		125,000	107,056
Elevance Health, Inc.:
3.65% 12/1/27		1,260,000	1,201,188
4.101% 3/1/28		1,570,000	1,526,810
4.625% 5/15/42		1,770,000	1,583,101
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	574,013
HCA Holdings, Inc.:
2.375% 7/15/31		1,040,000	834,701
3.5% 9/1/30		2,575,000	2,276,731
3.625% 3/15/32 (b)		3,131,000	2,728,905
4.125% 6/15/29		5,911,000	5,488,206
5.25% 4/15/25		1,000,000	991,936
5.25% 6/15/49		5,250,000	4,630,922
5.375% 2/1/25		305,000	302,915
5.375% 9/1/26		875,000	871,587
5.5% 6/15/47		1,315,000	1,203,537
5.625% 9/1/28		2,000,000	2,015,015
5.875% 2/15/26		1,135,000	1,140,155
7.75% 7/15/36		2,700,000	3,029,743
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	39,959
Humana, Inc.:
3.125% 8/15/29		2,600,000	2,326,519
3.7% 3/23/29		2,425,000	2,248,551
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,820,000	4,962,972
3.002% 6/1/51		975,000	676,345
4.15% 5/1/47		200,000	174,025
Laboratory Corp. of America Holdings 3.6% 2/1/25		1,410,000	1,368,392
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	200,006
4.2% 7/1/55		140,000	117,478
5% 7/1/42		350,000	342,943
Methodist Hospital 2.705% 12/1/50		820,000	525,499
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,955,000	1,486,993
Modivcare, Inc. 5.875% 11/15/25 (b)		1,000,000	928,340
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		6,245,000	5,342,489
3.875% 5/15/32 (b)		155,000	129,152
Mount Sinai Hospital 3.737% 7/1/49		460,000	345,567
New York & Presbyterian Hospital:
4.024% 8/1/45		600,000	510,791
4.063% 8/1/56		390,000	318,928
NYU Hospitals Center 4.368% 7/1/47		810,000	699,675
OhioHealth Corp. 2.297% 11/15/31		8,505,000	6,999,635
Owens & Minor, Inc. 4.5% 3/31/29 (b)		65,000	53,300
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	149,742
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		170,000	156,400
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,238,605
2.864% 1/1/52		1,055,000	677,589
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,242,757
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,037,145
2.746% 10/1/26		180,000	166,669
Quest Diagnostics, Inc.:
4.7% 3/30/45		150,000	130,740
5.75% 1/30/40		93,000	90,245
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		325,000	217,003
Sabra Health Care LP 3.2% 12/1/31		8,499,000	6,282,419
Sentara Healthcare 2.927% 11/1/51		565,000	380,518
Stanford Health Care 3.027% 8/15/51		680,000	469,398
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		108,000	107,299
Sutter Health 4.091% 8/15/48		1,240,000	990,568
Tenet Healthcare Corp.:
4.25% 6/1/29		1,075,000	965,339
4.375% 1/15/30		300,000	267,301
4.625% 7/15/24		99,000	99,000
4.875% 1/1/26		1,160,000	1,122,092
5.125% 11/1/27		3,475,000	3,320,593
6.125% 6/15/30 (b)		175,000	169,134
Toledo Hospital 5.325% 11/15/28		2,792,000	2,318,644
UnitedHealth Group, Inc.:
3.05% 5/15/41		2,030,000	1,557,653
3.25% 5/15/51		3,405,000	2,484,088
4.25% 4/15/47		770,000	671,275
4.25% 6/15/48		575,000	501,610
4.5% 4/15/33		5,670,000	5,563,051
4.95% 5/15/62		275,000	259,767
5.2% 4/15/63		10,975,000	10,744,256
5.8% 3/15/36		820,000	877,909
UPMC Health System:
5.035% 5/15/33		800,000	781,451
5.377% 5/15/43		655,000	635,644
			200,313,108
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26 (b)		230,000	223,693
5.7% 5/15/28 (b)		6,150,000	6,180,750
6.5% 5/15/30 (b)		210,000	213,551
			6,617,994
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 2.3% 3/12/31		1,245,000	1,029,940
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		75,000	65,828
4.25% 5/1/28 (b)		330,000	299,825
Danaher Corp. 2.8% 12/10/51		1,065,000	714,162
Thermo Fisher Scientific, Inc. 2.8% 10/15/41		620,000	457,431
			2,567,186
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC 2.25% 5/28/31		635,000	539,634
Bausch Health Companies, Inc.:
5% 2/15/29 (b)		400,000	174,069
5.25% 1/30/30 (b)		825,000	350,790
5.25% 2/15/31 (b)		4,796,000	2,039,259
6.25% 2/15/29 (b)		1,500,000	668,668
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	450,000	491,212
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		54,704,000	53,112,652
4.375% 12/15/28 (b)		1,630,000	1,568,876
4.4% 7/15/44 (b)		3,231,000	2,585,385
4.625% 6/25/38 (b)		570,000	501,260
4.875% 6/25/48 (b)		4,430,000	3,848,185
Bristol-Myers Squibb Co. 4.25% 10/26/49		345,000	300,835
Catalent Pharma Solutions 3.5% 4/1/30 (b)		1,750,000	1,410,868
Elanco Animal Health, Inc.:
6.022% 8/28/23		4,020,000	3,989,850
6.65% 8/28/28 (d)		1,693,000	1,620,049
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32		1,305,000	1,171,610
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	85,118
Johnson & Johnson 3.625% 3/3/37		695,000	630,411
Kevlar SpA 6.5% 9/1/29 (b)		2,750,000	2,294,573
Merck & Co., Inc. 3.4% 3/7/29		1,400,000	1,334,248
Mylan NV:
5.2% 4/15/48		1,415,000	1,068,473
5.4% 11/29/43		1,480,000	1,192,468
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		65,000	57,866
5.125% 4/30/31 (b)		1,210,000	1,026,748
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		3,100,000	2,589,036
3.025% 7/9/40		1,610,000	1,203,174
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		4,024,000	3,825,792
5.25% 6/15/46		190,000	145,656
Viatris, Inc.:
1.65% 6/22/25		1,160,000	1,067,794
2.3% 6/22/27		120,000	104,956
2.7% 6/22/30		5,898,000	4,739,767
3.85% 6/22/40		13,139,000	8,835,517
4% 6/22/50		6,222,000	3,997,180
Wyeth LLC 6.45% 2/1/24		1,875,000	1,890,682
			110,462,661
TOTAL HEALTH CARE			407,436,576
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)		2,985,000	2,710,137
Bombardier, Inc.:
6% 2/15/28 (b)		3,750,000	3,458,491
7.125% 6/15/26 (b)		2,780,000	2,726,169
7.875% 4/15/27 (b)		4,360,000	4,310,574
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		200,000	180,757
4.125% 4/15/29 (b)		325,000	287,618
General Dynamics Corp. 3.25% 4/1/25		955,000	928,086
Howmet Aerospace, Inc.:
5.95% 2/1/37		575,000	575,209
6.75% 1/15/28		345,000	360,419
Moog, Inc. 4.25% 12/15/27 (b)		360,000	335,684
Northrop Grumman Corp. 4.75% 6/1/43		545,000	502,158
Raytheon Technologies Corp. 4.125% 11/16/28		490,000	474,045
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,085,000	1,210,668
5.75% 10/15/27 (b)		165,000	160,574
Textron, Inc. 2.45% 3/15/31		3,245,000	2,710,220
The Boeing Co.:
1.433% 2/4/24		1,000,000	970,054
2.196% 2/4/26		5,665,000	5,271,735
2.25% 6/15/26		810,000	740,061
3.6% 5/1/34		2,400,000	2,034,563
3.625% 2/1/31		12,650,000	11,437,208
4.875% 5/1/25		2,035,000	2,014,238
5.04% 5/1/27		4,430,000	4,398,019
5.15% 5/1/30		4,430,000	4,393,657
5.805% 5/1/50		7,210,000	7,058,594
5.93% 5/1/60		4,430,000	4,318,008
TransDigm, Inc.:
4.875% 5/1/29		220,000	195,525
6.25% 3/15/26 (b)		915,000	908,736
6.75% 8/15/28 (b)		1,250,000	1,251,440
7.5% 3/15/27		40,000	39,888
			65,962,535
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	138,400
Rand Parent LLC 8.5% 2/15/30 (b)		215,000	185,599
			323,999
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		500,000	471,424
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		360,000	309,290
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,475,439
Owens Corning:
3.95% 8/15/29		350,000	327,470
4.3% 7/15/47		5,310,000	4,338,119
Standard Industries, Inc./New Jersey 4.75% 1/15/28 (b)		3,618,000	3,316,926
			10,238,668
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		115,000	100,338
4.875% 7/15/32 (b)		615,000	523,888
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	381,750
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)		1,175,000	869,500
6.625% 7/15/26 (b)		1,500,000	1,408,901
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		830,000	688,062
4.625% 6/1/28 (b)		520,000	426,132
Cintas Corp. No. 2 3.7% 4/1/27		1,035,000	1,006,590
Clean Harbors, Inc. 6.375% 2/1/31 (b)		45,000	45,088
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	53,550
Madison IAQ LLC 4.125% 6/30/28 (b)		605,000	522,757
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		210,000	192,150
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	42,006
7.25% 3/15/29 (b)		110,000	78,925
PowerTeam Services LLC 9.033% 12/4/25 (b)		1,108,000	947,347
Stericycle, Inc. 3.875% 1/15/29 (b)		530,000	467,428
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (b)		2,436,000	2,240,651
			9,995,063
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,175,000	1,133,875
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	58,675
Dycom Industries, Inc. 4.5% 4/15/29 (b)		165,000	149,010
TMS Issuer SARL 5.78% 8/23/32 (Reg. S)		1,060,000	1,100,492
			2,442,052
Electrical Equipment - 0.0%
Eaton Corp. 4.7% 8/23/52		595,000	560,834
Sensata Technologies BV 4% 4/15/29 (b)		170,000	151,424
Vertiv Group Corp. 4.125% 11/15/28 (b)		280,000	250,425
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,500,000	1,510,982
7.25% 6/15/28 (b)		1,250,000	1,277,645
			3,751,310
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	953,346
CSX Corp. 6.15% 5/1/37		1,475,000	1,599,939
Transnet Ltd. 8.25% 2/6/28 (b)		260,000	248,349
Uber Technologies, Inc. 4.5% 8/15/29 (b)		170,000	155,070
Union Pacific Corp.:
2.973% 9/16/62		200,000	127,319
3.6% 9/15/37		1,015,000	873,453
3.799% 4/6/71		315,000	238,914
XPO, Inc.:
6.25% 5/1/25 (b)		154,000	152,246
6.25% 6/1/28 (b)		160,000	157,466
7.125% 6/1/31 (b)		350,000	346,752
			4,852,854
Machinery - 0.1%
Chart Industries, Inc. 7.5% 1/1/30 (b)		425,000	429,280
Flowserve Corp. 2.8% 1/15/32		405,000	323,680
Fortive Corp. 3.15% 6/15/26		275,000	260,561
OT Merger Corp. 7.875% 10/15/29 (b)		1,000,000	581,014
Pentair Finance SA 4.5% 7/1/29		8,070,000	7,672,152
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,490,000	1,403,685
4.95% 9/15/28		9,085,000	8,840,884
			19,511,256
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		115,000	90,425
Passenger Airlines - 0.0%
American Airlines, Inc.:
equipment trust certificate 3.2% 12/15/29		388,530	348,068
7.25% 2/15/28 (b)		80,000	78,282
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,083,188
5.5% 7/31/47 (b)		2,250,000	1,715,850
Southwest Airlines Co.:
2.625% 2/10/30		735,000	620,445
5.125% 6/15/27		5,340,000	5,315,016
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		118,527	113,407
United Airlines, Inc.:
equipment trust certificate 4.15% 10/11/25		434,180	425,162
4.375% 4/15/26 (b)		2,190,000	2,071,973
4.625% 4/15/29 (b)		370,000	335,162
			15,106,553
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	99,117
Automatic Data Processing, Inc. 1.7% 5/15/28		695,000	615,582
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	286,771
4% 7/1/29 (b)		45,000	39,712
Equifax, Inc.:
2.35% 9/15/31		250,000	199,296
2.6% 12/1/24		2,095,000	2,001,534
TriNet Group, Inc. 3.5% 3/1/29 (b)		165,000	141,345
			3,383,357
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23		800,000	794,015
3.375% 7/1/25		7,608,000	7,215,687
4.25% 2/1/24		7,846,000	7,751,650
4.25% 9/15/24		9,907,000	9,684,906
5.85% 12/15/27		970,000	969,306
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	675,651
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	690,735
3.875% 2/15/31		200,000	171,597
4.875% 1/15/28		2,000,000	1,908,024
			29,861,571
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		8,455,000	6,989,828
2.75% 2/21/28 (b)		2,730,000	2,271,004
3.95% 7/1/24 (b)		2,862,000	2,768,254
4.375% 5/1/26 (b)		3,477,000	3,210,990
5.25% 5/15/24 (b)		4,140,000	4,075,589
6.375% 5/4/28 (b)		6,246,000	6,100,828
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	735,000	757,484
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	263,097
			26,437,074
TOTAL INDUSTRIALS			191,956,717
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
CommScope, Inc. 4.75% 9/1/29 (b)		2,177,000	1,714,695
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	193,704
			1,908,399
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		505,000	449,091
Dell International LLC/EMC Corp. 6.02% 6/15/26		2,112,000	2,161,743
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		590,000	500,153
TD SYNNEX Corp. 1.75% 8/9/26		6,930,000	6,033,568
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,480,967
2.75% 4/1/31		4,505,000	3,815,837
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	110,110
			14,551,469
IT Services - 0.0%
Gartner, Inc.:
3.625% 6/15/29 (b)		65,000	57,754
3.75% 10/1/30 (b)		105,000	92,090
4.5% 7/1/28 (b)		165,000	155,336
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	868,364
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		330,000	285,438
IBM Corp. 2.85% 5/15/40		480,000	346,197
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	4,985,000
Twilio, Inc.:
3.625% 3/15/29		80,000	69,055
3.875% 3/15/31		85,000	71,793
Virtusa Corp. 7.125% 12/15/28 (b)		60,000	47,850
			6,978,877
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,408,235
2.45% 2/15/31 (b)		12,454,000	10,056,115
2.6% 2/15/33 (b)		14,104,000	10,968,007
3.137% 11/15/35 (b)		1,763,000	1,344,089
3.419% 4/15/33 (b)		6,657,000	5,528,863
3.469% 4/15/34 (b)		1,000,000	815,957
3.5% 2/15/41 (b)		19,586,000	14,495,895
3.75% 2/15/51 (b)		5,224,000	3,769,350
4% 4/15/29 (b)		1,410,000	1,309,792
4.926% 5/15/37 (b)		2,410,000	2,167,467
Entegris Escrow Corp. 5.95% 6/15/30 (b)		200,000	192,670
Entegris, Inc.:
3.625% 5/1/29 (b)		275,000	237,300
4.375% 4/15/28 (b)		325,000	298,688
Intel Corp.:
5.625% 2/10/43		385,000	384,926
5.7% 2/10/53		860,000	849,549
5.9% 2/10/63		2,375,000	2,363,928
onsemi 3.875% 9/1/28 (b)		125,000	112,879
Qorvo, Inc. 4.375% 10/15/29		290,000	259,248
Teledyne FLIR LLC 2.5% 8/1/30		445,000	372,573
			56,935,531
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		135,000	132,115
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	108,948
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	459,974
Gen Digital, Inc.:
5% 4/15/25 (b)		370,000	361,393
6.75% 9/30/27 (b)		539,000	538,384
Intuit, Inc. 1.35% 7/15/27		200,000	175,235
Microsoft Corp. 2.921% 3/17/52		3,352,000	2,480,328
NCR Corp.:
5.125% 4/15/29 (b)		800,000	699,798
5.25% 10/1/30 (b)		1,690,000	1,442,858
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	428,886
3.875% 12/1/29 (b)		370,000	308,161
6.9% 12/1/27 (b)		500,000	511,222
Oracle Corp.:
2.8% 4/1/27		9,449,000	8,724,855
2.95% 5/15/25		1,185,000	1,136,057
3.6% 4/1/40		2,400,000	1,817,149
3.6% 4/1/50		4,480,000	3,091,937
3.65% 3/25/41		1,278,000	964,673
3.8% 11/15/37		1,225,000	995,286
3.85% 4/1/60		6,500,000	4,382,755
3.95% 3/25/51		4,299,000	3,152,928
4.125% 5/15/45		3,870,000	2,984,016
5.55% 2/6/53		2,810,000	2,624,087
6.9% 11/9/52		3,165,000	3,444,686
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	799,633
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		775,000	739,731
Workday, Inc.:
3.5% 4/1/27		405,000	386,722
3.7% 4/1/29		1,110,000	1,032,625
			43,924,442
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
3.25% 2/23/26		7,485,000	7,278,315
3.85% 8/4/46		1,570,000	1,374,806
Seagate HDD Cayman 8.25% 12/15/29 (b)		100,000	102,253
			8,755,374
TOTAL INFORMATION TECHNOLOGY			133,054,092
MATERIALS - 0.2%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		240,000	226,790
FMC Corp.:
4.5% 10/1/49		1,495,000	1,162,266
5.65% 5/18/33		1,210,000	1,187,056
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		275,000	252,324
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)		3,285,000	2,929,771
2.3% 11/1/30 (b)		4,025,000	3,195,498
3.468% 12/1/50 (b)		1,905,000	1,251,953
Invictus U.S. Newco LLC 5% 10/30/29 (b)		350,000	277,876
LSB Industries, Inc. 6.25% 10/15/28 (b)		235,000	212,675
LYB International Finance BV:
4.875% 3/15/44		1,000,000	863,229
5.25% 7/15/43		5,455,000	4,884,504
LYB International Finance III LLC 3.375% 10/1/40		590,000	424,180
Methanex Corp.:
5.125% 10/15/27		320,000	297,944
5.25% 12/15/29		155,000	141,052
5.65% 12/1/44		105,000	83,539
NOVA Chemicals Corp. 5% 5/1/25 (b)		1,080,000	1,056,316
Nufarm Australia Ltd. 5% 1/27/30 (b)		280,000	252,017
Nutrien Ltd.:
4.9% 3/27/28		885,000	877,283
4.9% 6/1/43		1,325,000	1,175,995
OCI NV 3.625% 10/15/25 (Reg. S)	EUR	2,773,800	2,882,229
Olin Corp.:
5% 2/1/30		195,000	177,625
5.125% 9/15/27		700,000	662,798
5.625% 8/1/29		195,000	186,800
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)(h)		200,000	198,500
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	707,383
5.875% 3/27/24		1,500,000	1,475,906
Sherwin-Williams Co. 4.5% 6/1/47		210,000	179,397
SPCM SA 3.125% 3/15/27 (b)		115,000	105,278
The Chemours Co. LLC 4.625% 11/15/29 (b)		530,000	428,999
The Dow Chemical Co. 4.625% 10/1/44		395,000	338,897
The Scotts Miracle-Gro Co.:
4% 4/1/31		2,921,000	2,319,070
4.375% 2/1/32		625,000	499,456
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		125,000	115,931
7.375% 3/1/31 (b)		40,000	39,200
			31,069,737
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,455,000	1,189,125
2.5% 3/15/30		400,000	337,475
Vulcan Materials Co. 4.5% 6/15/47		350,000	299,712
			1,826,312
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)		200,000	196,420
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		10,000	9,340
5.25% 8/15/27 (b)		1,750,000	1,468,725
5.25% 8/15/27 (b)		1,960,000	1,644,972
Ball Corp.:
3.125% 9/15/31		395,000	325,489
6% 6/15/29		1,815,000	1,818,557
Berry Global, Inc.:
1.57% 1/15/26		1,675,000	1,517,565
4.875% 7/15/26 (b)		7,055,000	6,824,485
5.5% 4/15/28 (b)		3,240,000	3,204,433
BWAY Holding Co. 7.875% 8/15/26 (b)		200,000	198,224
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)		295,000	259,258
4.125% 8/15/24		3,137,000	3,080,534
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	33,410
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		160,000	162,800
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		2,050,000	1,784,115
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (b)		800,000	704,736
Sealed Air Corp.:
1.573% 10/15/26 (b)		2,750,000	2,387,688
6.875% 7/15/33 (b)		210,000	214,200
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		340,000	336,881
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		205,000	194,773
			26,366,605
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (b)		110,000	99,008
Barrick North America Finance LLC:
5.7% 5/30/41		2,830,000	2,858,251
5.75% 5/1/43		475,000	484,683
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,340,000	1,394,506
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		110,000	97,742
4.875% 3/1/31 (b)		110,000	93,999
6.75% 4/15/30 (b)		210,000	198,345
Commercial Metals Co. 3.875% 2/15/31		235,000	197,598
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		120,000	114,750
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		5,000	4,734
Freeport-McMoRan, Inc.:
4.125% 3/1/28		960,000	900,547
4.375% 8/1/28		2,590,000	2,435,843
5.25% 9/1/29		3,190,000	3,122,102
5.4% 11/14/34		570,000	546,638
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	50,402
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		415,000	362,706
Kinross Gold Corp. 4.5% 7/15/27		8,460,000	8,237,898
Mineral Resources Ltd. 8% 11/1/27 (b)		150,000	150,437
Newmont Corp.:
2.25% 10/1/30		3,612,000	2,993,641
2.8% 10/1/29		3,095,000	2,699,518
5.45% 6/9/44		185,000	181,575
Novelis Corp. 3.875% 8/15/31 (b)		115,000	94,434
Nucor Corp. 4.3% 5/23/27		1,320,000	1,294,287
PMHC II, Inc. 9% 2/15/30 (b)		175,000	130,022
PT Freeport Indonesia 4.763% 4/14/27 (b)		200,000	194,850
PT Indonesia Asahan Aluminium 6.53% 11/15/28 (b)		1,950,000	2,020,444
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	26,550
Southern Copper Corp. 5.875% 4/23/45		455,000	458,993
Steel Dynamics, Inc.:
2.4% 6/15/25		790,000	742,305
3.45% 4/15/30		9,595,000	8,534,594
Teck Resources Ltd. 6% 8/15/40		1,193,000	1,154,180
Vale Overseas Ltd. 6.25% 8/10/26		700,000	723,030
			42,598,612
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,820,770
Clearwater Paper Corp. 4.75% 8/15/28 (b)		1,500,000	1,330,933
Glatfelter Corp. 4.75% 11/15/29 (b)		90,000	57,128
Suzano Austria GmbH 6% 1/15/29		1,263,000	1,247,213
			4,456,044
TOTAL MATERIALS			106,317,310
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
4.75% 4/15/35		940,000	877,879
4.9% 12/15/30		5,395,000	5,219,184
American Assets Trust LP 3.375% 2/1/31		3,370,000	2,634,998
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	558,686
3.375% 7/15/51		1,089,000	697,325
3.625% 4/15/32		4,840,000	4,183,965
4.3% 4/15/52		4,065,000	3,069,662
American Tower Corp.:
2.7% 4/15/31		2,270,000	1,889,500
5.55% 7/15/33		4,055,000	4,081,546
5.65% 3/15/33		3,500,000	3,556,331
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	4,660,463
Corporate Office Properties LP:
2% 1/15/29		600,000	459,966
2.25% 3/15/26		1,775,000	1,570,504
2.75% 4/15/31		6,209,000	4,629,382
2.9% 12/1/33		490,000	340,112
CubeSmart LP 2.25% 12/15/28		3,775,000	3,223,022
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32		2,944,000	2,386,538
4% 1/15/30		771,000	670,951
4% 1/15/31		240,000	206,407
5.25% 6/1/25		627,000	613,410
5.375% 4/15/26		12,390,000	12,034,641
Healthcare Trust of America Holdings LP:
2.05% 3/15/31		265,000	199,741
3.1% 2/15/30		3,195,000	2,730,677
3.5% 8/1/26		2,311,000	2,138,468
3.625% 1/15/28		1,692,000	1,511,202
3.875% 5/1/25		2,215,000	2,123,663
Healthpeak Op LLC 3% 1/15/30		1,625,000	1,417,870
Hudson Pacific Properties LP:
3.25% 1/15/30		2,705,000	1,733,770
3.95% 11/1/27		70,000	51,307
4.65% 4/1/29		13,738,000	9,791,122
Invitation Homes Operating Partnership LP:
2% 8/15/31		3,991,000	3,041,260
2.3% 11/15/28		376,000	316,308
4.15% 4/15/32		4,260,000	3,823,571
Iron Mountain, Inc. 4.875% 9/15/27 (b)		170,000	159,072
Kilroy Realty LP 2.65% 11/15/33		2,010,000	1,330,731
Kimco Realty Op LLC:
1.9% 3/1/28		3,540,000	3,016,271
3.2% 4/1/32		1,340,000	1,115,138
4.6% 2/1/33		3,535,000	3,271,910
Kite Realty Group Trust:
4% 3/15/25		6,865,000	6,499,624
4.75% 9/15/30		10,799,000	9,707,657
Life Storage LP:
2.2% 10/15/30		3,660,000	2,950,047
2.4% 10/15/31		645,000	514,031
LXP Industrial Trust (REIT):
2.7% 9/15/30		894,000	716,847
4.4% 6/15/24		1,319,000	1,288,636
MPT Operating Partnership LP/MPT Finance Corp.:
0.993% 10/15/26	EUR	200,000	153,916
2.5% 3/24/26	GBP	4,400,000	4,269,236
3.5% 3/15/31		1,190,000	803,137
5% 10/15/27		2,450,000	2,011,825
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,977,000	4,419,478
3.375% 2/1/31		3,399,000	2,682,138
3.625% 10/1/29		7,647,000	6,256,193
4.375% 8/1/23		1,368,000	1,359,190
4.5% 1/15/25		2,793,000	2,683,435
4.5% 4/1/27		1,500,000	1,394,855
4.75% 1/15/28		7,569,000	6,938,956
4.95% 4/1/24		1,152,000	1,133,960
5.25% 1/15/26		5,841,000	5,677,385
Physicians Realty LP:
2.625% 11/1/31		1,940,000	1,517,929
3.95% 1/15/28		136,000	125,286
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	937,962
Realty Income Corp.:
2.2% 6/15/28		791,000	691,538
2.85% 12/15/32		1,553,000	1,272,997
3.1% 12/15/29		6,235,000	5,543,548
3.25% 1/15/31		1,177,000	1,029,866
3.4% 1/15/28		5,340,000	4,971,507
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	843,050
5% 12/15/23		626,000	619,342
SBA Communications Corp.:
3.125% 2/1/29		530,000	446,439
3.875% 2/15/27		400,000	368,683
Senior Housing Properties Trust:
4.375% 3/1/31		350,000	250,496
4.75% 5/1/24		275,000	250,874
4.75% 2/15/28		2,917,000	1,984,596
9.75% 6/15/25		250,000	241,776
Service Properties Trust 5.5% 12/15/27		100,000	86,938
Simon Property Group LP:
1.75% 2/1/28		1,805,000	1,551,963
2.45% 9/13/29		970,000	826,168
3.375% 10/1/24		2,945,000	2,861,411
3.5% 9/1/25		55,000	53,069
3.75% 2/1/24		375,000	370,003
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,257,167
4.25% 2/1/26		5,582,000	5,274,107
Spirit Realty LP 2.7% 2/15/32		7,905,000	6,083,025
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,418,207
4.625% 3/15/29		2,475,000	2,132,799
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,312,718
2.7% 7/15/31		11,527,000	9,094,784
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		585,000	469,128
Ventas Realty LP:
3% 1/15/30		10,008,000	8,611,527
3.85% 4/1/27		500,000	472,335
4% 3/1/28		2,712,000	2,530,559
4.125% 1/15/26		1,628,000	1,562,884
4.75% 11/15/30		13,000,000	12,337,765
VICI Properties LP:
4.375% 5/15/25		749,000	722,910
4.75% 2/15/28		6,736,000	6,410,651
4.95% 2/15/30		6,750,000	6,279,463
5.125% 5/15/32		5,086,000	4,748,505
5.625% 5/15/52		1,038,000	914,981
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)		125,000	119,174
3.75% 2/15/27 (b)		680,000	629,709
3.875% 2/15/29 (b)		1,460,000	1,290,091
4.125% 8/15/30 (b)		535,000	468,925
4.25% 12/1/26 (b)		670,000	628,501
4.5% 9/1/26 (b)		1,325,000	1,255,822
4.5% 1/15/28 (b)		539,000	500,823
4.625% 6/15/25 (b)		315,000	304,004
5.625% 5/1/24 (b)		1,185,000	1,177,095
5.75% 2/1/27 (b)		355,000	350,247
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,446,588
3.4% 6/1/31		6,373,000	4,411,379
Welltower OP LLC:
2.7% 2/15/27		1,090,000	994,165
2.75% 1/15/31		6,560,000	5,409,147
2.8% 6/1/31		2,305,000	1,905,554
Weyerhaeuser Co. 4% 4/15/30		1,650,000	1,524,323
WP Carey, Inc.:
2.25% 4/1/33		3,815,000	2,851,613
2.4% 2/1/31		2,070,000	1,657,213
3.85% 7/15/29		1,725,000	1,564,643
4% 2/1/25		5,544,000	5,390,078
4.6% 4/1/24		7,436,000	7,305,432
			297,460,581
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 5.3596% 2/13/26 (Reg. S) (f)	EUR	733,500	470,423
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (d)	EUR	361,000	383,734
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	1,894,560
2.625% 10/20/28 (Reg. S)	GBP	350,000	325,654
Brandywine Operating Partnership LP:
3.95% 11/15/27		5,608,000	4,137,336
4.1% 10/1/24		4,892,000	4,573,185
4.55% 10/1/29		1,707,000	1,191,159
7.55% 3/15/28		6,570,000	5,594,229
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,441,671
Essex Portfolio LP 1.7% 3/1/28		515,000	438,533
Extra Space Storage LP:
2.35% 3/15/32		4,011,000	3,146,981
3.9% 4/1/29		610,000	562,039
Greystar Real Estate Partners 5.75% 12/1/25 (b)		1,500,000	1,442,942
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	643,199
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	547,277
Host Hotels & Resorts LP 2.9% 12/15/31		840,000	658,616
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	245,316
4.375% 2/1/31 (b)		385,000	303,231
5.375% 8/1/28 (b)		850,000	755,727
Kennedy-Wilson, Inc. 4.75% 2/1/30		225,000	169,594
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,289,106
Mid-America Apartments LP 4% 11/15/25		1,296,000	1,266,935
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	400,000	285,540
1.75% 1/14/25 (Reg. S)	EUR	200,000	170,297
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	335,250
Tanger Properties LP:
2.75% 9/1/31		4,140,000	2,974,998
3.125% 9/1/26		3,497,000	3,104,536
3.875% 7/15/27		13,369,000	12,097,173
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		1,525,000	1,418,250
5.75% 1/15/28 (b)		280,000	271,600
5.875% 6/15/27 (b)		1,500,000	1,465,125
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	705,588
			65,309,804
TOTAL REAL ESTATE			362,770,385
UTILITIES - 0.6%
Electric Utilities - 0.4%
AEP Texas, Inc.:
2.1% 7/1/30		2,550,000	2,087,320
3.45% 5/15/51		560,000	396,254
3.8% 10/1/47		845,000	632,970
5.4% 6/1/33		665,000	665,821
AEP Transmission Co. LLC:
3.75% 12/1/47		850,000	676,804
4% 12/1/46		375,000	313,530
Alabama Power Co.:
3.75% 3/1/45		650,000	509,562
3.85% 12/1/42		700,000	570,950
4.1% 1/15/42		225,000	184,993
6.125% 5/15/38		835,000	910,461
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,043,137
American Electric Power Co., Inc. 5.95% 11/1/32		5,000,000	5,220,391
Arizona Public Service Co.:
2.6% 8/15/29		340,000	293,758
3.5% 12/1/49		1,100,000	767,785
3.75% 5/15/46		825,000	607,780
6.35% 12/15/32		3,735,000	4,020,307
Atlantic City Electric Co. 2.3% 3/15/31		425,000	355,367
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (d)	EUR	760,000	681,776
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48		1,205,000	986,034
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		225,000	188,738
4.75% 3/15/28 (b)		60,000	55,844
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	3,842,802
Comision Federal de Electricidad 4.688% 5/15/29 (b)		2,277,000	2,031,226
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	238,942
3.7% 3/1/45		1,190,000	932,777
4.35% 11/15/45		415,000	359,508
4.9% 2/1/33		945,000	949,165
Connecticut Light & Power Co. 5.25% 1/15/53		670,000	671,994
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	263,962
5.45% 2/1/41		285,000	280,411
DPL, Inc. 4.35% 4/15/29		2,480,000	2,195,407
DTE Electric Co.:
2.25% 3/1/30		625,000	534,504
3.75% 8/15/47		1,050,000	831,549
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	349,446
4% 9/30/42		2,000,000	1,654,671
4.25% 12/15/41		2,545,000	2,208,191
5.35% 1/15/53		1,700,000	1,700,419
6.1% 6/1/37		775,000	819,479
Duke Energy Corp.:
3.75% 4/15/24		3,190,000	3,139,050
3.85% 6/15/34	EUR	800,000	786,603
Duke Energy Florida LLC:
2.4% 12/15/31		1,010,000	832,037
6.35% 9/15/37		675,000	746,221
Duke Energy Progress LLC 4% 4/1/52		1,315,000	1,062,378
Duquesne Light Holdings, Inc. 2.775% 1/7/32 (b)		4,273,000	3,359,850
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	800,000	896,195
ENEL Finance International NV 2.25% 7/12/31 (b)		5,660,000	4,424,314
Enel SpA 3.375% (Reg. S) (d)(i)	EUR	435,000	427,686
Entergy Louisiana LLC 2.4% 10/1/26		1,070,000	987,875
Entergy, Inc. 1.75% 3/15/31		1,575,000	1,250,554
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,000,000	988,625
Evergy Kansas Central:
4.125% 3/1/42		655,000	547,207
5.7% 3/15/53		650,000	656,932
Eversource Energy:
1.65% 8/15/30		895,000	714,950
4.2% 6/27/24		1,285,000	1,266,605
4.6% 7/1/27		2,925,000	2,880,177
Exelon Corp. 5.3% 3/15/33		3,193,000	3,215,705
FirstEnergy Corp.:
2.25% 9/1/30		385,000	312,813
3.4% 3/1/50		3,431,000	2,286,796
Florida Power & Light Co.:
3.8% 12/15/42		1,280,000	1,066,377
5.1% 4/1/33		3,500,000	3,581,036
5.25% 2/1/41		500,000	500,945
Fortis, Inc. 3.055% 10/4/26		301,000	280,914
Georgia Power Co. 4.3% 3/15/42		525,000	447,033
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,495,056
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	314,142
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,644,000	2,556,948
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		3,560,000	2,959,491
4.3% 1/15/26 (b)		2,000,000	1,953,294
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	334,002
Metropolitan Edison Co. 4.3% 1/15/29 (b)		2,755,000	2,635,137
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		250,000	216,844
Nevada Power Co. 6.65% 4/1/36		1,550,000	1,726,295
New England Power Co. 5.936% 11/25/52 (b)		4,495,000	4,733,450
NextEra Energy Capital Holdings, Inc.:
1.84% 3/1/25		1,510,000	1,526,698
2.25% 6/1/30		970,000	805,735
2.75% 11/1/29		1,660,000	1,457,306
4.625% 7/15/27		2,350,000	2,333,984
NextEra Energy Partners LP 4.25% 9/15/24 (b)		27,000	25,886
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	1,150,000	1,047,239
Northern States Power Co.:
3.6% 9/15/47		20,000	15,744
5.1% 5/15/53		2,100,000	2,053,207
6.25% 6/1/36		370,000	403,396
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	2,795,764
3.375% 2/15/29 (b)		45,000	37,099
3.625% 2/15/31 (b)		895,000	705,286
3.875% 2/15/32 (b)		750,000	582,198
5.75% 1/15/28		245,000	232,987
6.625% 1/15/27		122,000	121,692
Pacific Gas & Electric Co.:
3.95% 12/1/47		1,700,000	1,151,511
4% 12/1/46		1,045,000	703,284
4.5% 7/1/40		2,295,000	1,779,026
4.55% 7/1/30		3,080,000	2,806,971
4.95% 7/1/50		2,495,000	1,942,708
PacifiCorp:
2.9% 6/15/52		1,000,000	654,495
5.25% 6/15/35		1,320,000	1,336,431
5.35% 12/1/53		1,645,000	1,628,252
5.5% 5/15/54		705,000	712,278
5.75% 4/1/37		900,000	942,116
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	81,757
PECO Energy Co.:
2.8% 6/15/50		380,000	247,585
4.375% 8/15/52		725,000	636,756
Pennsylvania Electric Co. 4.15% 4/15/25 (b)		330,000	319,679
PG&E Corp.:
5% 7/1/28		1,155,000	1,065,406
5.25% 7/1/30		735,000	664,201
PPL Electric Utilities Corp.:
4.125% 6/15/44		925,000	782,421
4.15% 10/1/45		790,000	671,394
5.25% 5/15/53		1,350,000	1,353,045
6.25% 5/15/39		350,000	381,427
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,209,327
Public Service Co. of Colorado 5.25% 4/1/53		3,250,000	3,213,489
Public Service Electric & Gas Co.:
3.6% 12/1/47		410,000	317,633
3.65% 9/1/28		960,000	909,879
3.65% 9/1/42		625,000	503,642
3.95% 5/1/42		505,000	422,118
4.65% 3/15/33		3,745,000	3,706,115
4.9% 12/15/32		810,000	818,373
Puget Sound Energy, Inc. 5.764% 7/15/40		285,000	277,457
Southern California Edison Co.:
3.6% 2/1/45		2,900,000	2,108,380
3.9% 12/1/41		595,000	463,937
4.9% 6/1/26		2,295,000	2,278,851
5.3% 3/1/28		3,420,000	3,481,933
5.55% 1/15/37		430,000	429,269
Southern Co. 1.875% 9/15/81 (d)	EUR	1,600,000	1,334,651
Southwestern Public Service Co. 5.15% 6/1/52		3,000,000	2,758,393
Systems Energy Resource, Inc. 6% 4/15/28		400,000	406,110
Tampa Electric Co. 4.45% 6/15/49		800,000	676,138
Tucson Electric Power Co. 3.25% 5/15/32		1,200,000	1,057,056
Virginia Electric & Power Co.:
6% 1/15/36		470,000	494,887
6% 5/15/37		930,000	979,093
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	2,686,882
4.375% 5/1/29 (b)		1,000,000	871,445
5% 7/31/27 (b)		195,000	183,255
5.5% 9/1/26 (b)		770,000	748,138
5.625% 2/15/27 (b)		5,625,000	5,410,179
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	250,000	308,400
Wisconsin Power & Light Co.:
4.1% 10/15/44		240,000	190,086
4.95% 4/1/33		4,405,000	4,400,864
Xcel Energy, Inc.:
1.75% 3/15/27		880,000	787,767
4% 6/15/28		1,700,000	1,635,714
			176,691,997
Gas Utilities - 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		579,000	524,454
5.875% 8/20/26		5,200,000	4,834,880
CenterPoint Energy Resources Corp. 5.25% 3/1/28		3,110,000	3,161,788
Keyspan Gas East Corp. 5.994% 3/6/33 (b)		2,860,000	2,901,107
Nakilat, Inc. 6.067% 12/31/33 (b)		593,945	619,300
Piedmont Natural Gas Co., Inc. 5.05% 5/15/52		2,500,000	2,280,955
Southern Co. Gas Capital Corp.:
4.4% 6/1/43		870,000	718,028
5.15% 9/15/32		6,215,000	6,204,801
5.875% 3/15/41		2,770,000	2,826,816
Spire Missouri, Inc. 4.8% 2/15/33		1,090,000	1,081,366
			25,153,495
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp.:
5% 2/1/31 (b)		3,365,000	2,715,547
5.125% 3/15/28 (b)		2,700,000	2,418,674
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	114,000	112,860
TerraForm Power Operating LLC 5% 1/31/28 (b)		645,000	604,688
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	10,137,547
3.95% 7/15/30 (b)		9,327,000	8,331,282
TransAlta Corp. 6.5% 3/15/40		165,000	153,450
			24,474,048
Multi-Utilities - 0.1%
Ameren Illinois Co.:
4.15% 3/15/46		1,135,000	942,972
4.5% 3/15/49		520,000	467,249
Berkshire Hathaway Energy Co. 6.125% 4/1/36		1,390,000	1,503,302
Consolidated Edison Co. of New York, Inc.:
3.7% 11/15/59		1,650,000	1,184,652
4.3% 12/1/56		300,000	238,868
6.15% 11/15/52		1,575,000	1,693,396
Dominion Energy, Inc. 7% 6/15/38		150,000	167,188
Empresas Publicas de Medellin 4.375% 2/15/31 (Reg. S)		400,000	288,500
NiSource, Inc.:
2.95% 9/1/29		11,346,000	9,995,797
4.8% 2/15/44		550,000	495,225
5.25% 3/30/28		1,185,000	1,193,804
5.95% 6/15/41		640,000	654,275
Puget Energy, Inc.:
2.379% 6/15/28		815,000	711,994
3.65% 5/15/25		1,014,000	977,002
4.1% 6/15/30		6,189,000	5,702,245
4.224% 3/15/32		5,488,000	4,993,165
San Diego Gas & Electric Co.:
1.7% 10/1/30		3,975,000	3,209,331
3.32% 4/15/50		910,000	653,000
3.75% 6/1/47		1,210,000	944,643
5.35% 4/1/53		690,000	681,681
Sempra Energy:
3.3% 4/1/25		1,255,000	1,208,078
4% 2/1/48		965,000	748,883
4.125% 4/1/52 (d)		3,845,000	3,116,948
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (d)(g)		1,012,000	824,757
1.8% 10/15/30		850,000	681,604
			43,278,559
Water Utilities - 0.0%
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	210,000	238,653
6.125% 2/26/24	GBP	135,000	168,370
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	270,000	327,471
			734,494
TOTAL UTILITIES			270,332,593
TOTAL NONCONVERTIBLE BONDS (Cost $4,954,769,340)			4,382,172,341

U.S. Government and Government Agency Obligations - 9.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.5% 6/17/25	1,685,000	1,555,933
0.875% 8/5/30	640,000	520,184
1.625% 1/7/25	310,000	295,445
2.5% 2/5/24	440,000	431,635
2.875% 9/12/23	505,000	501,567
6.625% 11/15/30	1,290,000	1,517,378
Federal Home Loan Bank:
0% 8/9/23	20,895,000	20,695,038
0% 8/25/23	20,000,000	19,764,483
0% 10/18/23	30,000,000	29,419,054
3.5% 6/11/32	610,000	582,519
Freddie Mac:
6.25% 7/15/32	1,740,000	2,047,883
6.75% 3/15/31	2,810,000	3,352,451
Tennessee Valley Authority:
0.75% 5/15/25	845,000	784,148
1.5% 9/15/31	780,000	636,461
2.875% 2/1/27	1,060,000	1,009,932
5.25% 9/15/39	150,000	158,883
7.125% 5/1/30	460,000	538,338
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		83,811,332
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/33	24,137,000	23,733,921
1.25% 4/15/28	21,199,000	20,911,573
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		44,645,494
U.S. Treasury Obligations - 9.1%
U.S. Treasury Bills, yield at date of purchase 4.86% to 4.95% 10/5/23 to 10/19/23	185,900,000	182,369,547
U.S. Treasury Bonds:
1.375% 11/15/40	48,284,600	32,371,429
1.75% 8/15/41	60,635,200	42,769,133
1.875% 2/15/41	62,580,000	45,602,731
1.875% 11/15/51	21,585,000	14,202,255
2% 11/15/41	233,803,000	171,808,673
2% 2/15/50	37,030,000	25,346,746
2.25% 5/15/41	93,030,000	71,945,623
2.25% 8/15/49	5,030,000	3,654,020
2.25% 2/15/52	71,600,000	51,641,500
2.375% 2/15/42	49,956,000	39,027,356
2.375% 11/15/49	37,675,000	28,128,214
2.375% 5/15/51	300,597,000	223,369,404
2.5% 2/15/46	8,070,000	6,231,238
2.75% 8/15/47	11,200,000	9,036,125
2.875% 5/15/52	249,200,000	206,349,283
3.375% 8/15/42	11,640,000	10,635,595
3.625% 8/15/43	3,863,100	3,655,307
3.625% 2/15/53 (j)	114,554,000	110,025,537
3.625% 5/15/53	55,329,000	53,236,872
3.875% 5/15/43	10,345,000	10,150,438
4% 11/15/42	13,650,000	13,658,531
4% 11/15/52	13,145,000	13,512,649
stripped coupon:
0% 2/15/36	2,700,000	1,654,872
0% 11/15/36	1,975,000	1,170,611
0% 5/15/39	66,910,000	35,221,424
0% 8/15/39	73,145,000	38,210,702
0% 8/15/40 (k)	31,315,000	15,561,241
0% 2/15/41	1,890,000	918,523
0% 5/15/41	41,450,000	19,866,384
0% 8/15/41	1,840,000	872,363
0% 11/15/41	850,000	394,730
0% 5/15/42	2,635,000	1,202,904
0% 8/15/42	490,000	221,018
0% 11/15/42	1,280,000	569,702
0% 5/15/44	7,670,000	3,223,407
U.S. Treasury Notes:
0.375% 4/30/25	40,860,000	37,821,038
0.375% 1/31/26	8,470,000	7,677,261
0.75% 4/30/26	81,046,200	73,736,213
0.75% 5/31/26	16,550,000	15,024,297
0.875% 6/30/26	41,590,000	37,874,518
0.875% 9/30/26	4,300,000	3,888,309
1.25% 11/30/26	207,200,000	188,948,593
1.25% 12/31/26	29,355,000	26,741,717
1.25% 4/30/28	188,000,000	166,592,968
1.5% 2/29/24 (k)	5,700,000	5,542,582
1.5% 11/30/28	40,035,000	35,529,499
1.75% 3/15/25	26,460,000	25,188,142
2.125% 7/31/24	41,045,000	39,691,798
2.125% 5/15/25	22,900,000	21,908,859
2.625% 2/15/29	10,965,000	10,316,095
2.75% 5/15/25	50,000	48,414
2.75% 7/31/27	68,470,000	65,485,136
2.75% 5/31/29	41,375,000	39,133,315
2.75% 8/15/32	45,800,000	42,588,633
2.875% 5/15/28	42,750,000	40,973,203
2.875% 5/15/32	436,889,000	410,999,915
3% 7/15/25	15,015,000	14,603,260
3.125% 11/15/28	10,688,500	10,339,454
3.375% 5/15/33	31,845,000	31,163,318
3.5% 4/30/28	185,525,000	183,133,694
3.5% 1/31/30	63,400,000	62,533,203
3.5% 4/30/30	45,200,000	44,627,938
3.5% 2/15/33	248,100,000	245,153,813
3.625% 5/15/26	68,420,000	67,628,750
3.625% 3/31/28	90,871,000	90,175,269
3.625% 5/31/28	53,285,000	52,981,109
3.625% 3/31/30	43,700,000	43,474,672
3.75% 4/15/26	12,855,000	12,742,519
3.75% 5/31/30	28,275,000	28,363,359
3.875% 3/31/25	920,000	909,363
3.875% 4/30/25	205,629,000	203,387,965
3.875% 1/15/26	2,700,000	2,681,121
3.875% 12/31/29	72,680,000	73,244,974
4% 2/15/26	1,900,000	1,893,766
4% 2/28/30	113,120,000	114,927,268
4.125% 11/15/32	132,393,000	137,295,678
4.25% 9/30/24	74,010,000	73,385,541
4.25% 12/31/24	21,145,000	20,990,542
4.25% 5/31/25	210,403,000	209,811,242
4.375% 10/31/24	6,800,000	6,756,438
4.625% 3/15/26	16,460,000	16,694,041
TOTAL U.S. TREASURY OBLIGATIONS		4,532,424,889
Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.4% 7/15/28	2,605,000	2,272,900
3.55% 1/15/24	755,000	746,809
TOTAL OTHER GOVERNMENT RELATED		3,019,709
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,990,535,611)		4,663,901,424

U.S. Government Agency - Mortgage Securities - 9.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.5%
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (d)(g)	2,433	2,487
12 month U.S. LIBOR + 1.820% 4.294% 2/1/35 (d)(g)	22,570	22,796
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (d)(g)	7,046	7,264
1.5% 11/1/35 to 10/1/51	104,723,962	84,290,303
2% 2/1/28 to 4/1/52	416,440,574	349,490,804
2.5% 1/1/28 to 5/1/52 (l)	499,236,337	434,371,222
3% 2/1/27 to 5/1/52 (k)(m)	308,863,005	277,008,021
3.5% 5/1/29 to 7/1/52 (k)(m)	161,011,541	149,058,951
4% 7/1/37 to 9/1/52	117,615,469	112,530,574
4.5% 6/1/24 to 3/1/53 (h)	128,328,550	125,171,287
5% 6/1/24 to 12/1/52	91,686,961	91,241,885
5.274% 8/1/41 (d)	205,691	207,456
5.5% 11/1/36 to 2/1/53	55,423,290	55,480,366
5.5% 5/1/53	4,281,849	4,301,920
6% to 6% 2/1/34 to 12/1/52 (h)(m)	31,582,281	32,138,249
6.5% 2/1/36 to 6/1/53	3,185,205	3,259,662
6.682% 2/1/39 (d)	97,265	99,510
TOTAL FANNIE MAE		1,718,682,757
Freddie Mac - 2.0%
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (d)(g)	2,206	2,270
1.5% 8/1/35 to 6/1/51	101,894,282	80,629,189
2% 1/1/32 to 4/1/52 (k)(l)	205,982,745	174,163,417
2.5% 1/1/28 to 5/1/52	205,083,293	178,775,881
3% 10/1/28 to 6/1/52	178,358,905	160,426,156
3.5% 2/1/29 to 8/1/52	151,535,522	141,470,345
4% 1/1/36 to 10/1/52	81,742,535	78,242,311
4.5% 7/1/25 to 8/1/52	37,145,251	36,363,657
5% 10/1/33 to 1/1/53	52,102,068	51,570,103
5.5% 9/1/52 to 3/1/53	62,011,785	62,288,426
5.5% 5/1/53	3,878,707	3,896,888
6% 7/1/37 to 9/1/52	4,716,278	4,782,008
6.5% 9/1/39 to 1/1/53	6,852,935	7,042,350
TOTAL FREDDIE MAC		979,653,001
Ginnie Mae - 1.7%
3.5% 9/20/40 to 7/20/52	79,065,078	73,874,642
4.5% 5/15/39 to 4/20/53	40,418,647	39,579,253
5.5% 6/15/36 to 1/20/53	3,158,671	3,159,929
2% 11/20/50 to 12/20/51	64,821,064	55,100,259
2% 6/1/53 (h)	13,400,000	11,362,769
2% 6/1/53 (h)	32,350,000	27,431,758
2% 6/1/53 (h)	13,150,000	11,150,777
2% 6/1/53 (h)	26,650,000	22,598,342
2% 6/1/53 (h)	4,650,000	3,943,050
2% 6/1/53 (h)	9,400,000	7,970,897
2% 6/1/53 (h)	1,300,000	1,102,358
2% 6/1/53 (h)	5,325,000	4,515,429
2% 7/1/53 (h)	8,700,000	7,384,796
2% 7/1/53 (h)	19,700,000	16,721,894
2% 7/1/53 (h)	11,550,000	9,803,953
2% 7/1/53 (h)	26,200,000	22,239,270
2% 7/1/53 (h)	2,850,000	2,419,157
2% 7/1/53 (h)	6,450,000	5,474,935
2.5% 8/20/46 to 4/20/52	91,742,157	80,196,594
2.5% 6/1/53 (h)	2,325,000	2,030,404
2.5% 6/1/53 (h)	7,400,000	6,462,361
2.5% 6/1/53 (h)	13,950,000	12,182,423
2.5% 6/1/53 (h)	25,200,000	22,006,958
2.5% 6/1/53 (h)	12,350,000	10,785,156
2.5% 6/1/53 (h)	24,750,000	21,613,977
2.5% 6/1/53 (h)	15,775,000	13,776,181
2.5% 7/1/53 (h)	33,550,000	29,325,156
2.5% 7/1/53 (h)	2,250,000	1,966,665
2.5% 7/1/53 (h)	19,900,000	17,394,057
3% 8/20/42 to 2/20/52	74,058,718	67,079,976
3% 6/1/53 (h)	7,500,000	6,744,605
3% 6/1/53 (h)	975,000	876,799
3% 6/1/53 (h)	1,400,000	1,258,993
3% 6/1/53 (h)	525,000	472,122
3% 6/1/53 (h)	6,950,000	6,250,001
3% 6/1/53 (h)	4,225,000	3,799,461
3% 6/1/53 (h)	8,125,000	7,306,656
3% 6/1/53 (h)	6,350,000	5,710,432
3% 6/1/53 (h)	14,350,000	12,904,678
3% 6/1/53 (h)	9,500,000	8,543,167
3% 6/1/53 (h)	21,550,000	19,379,499
3% 7/1/53 (h)	9,600,000	8,639,844
3% 7/1/53 (h)	21,750,000	19,574,648
3.5% 6/1/53 (h)	4,350,000	4,031,425
3.5% 6/1/53 (h)	12,150,000	11,260,187
3.5% 6/1/53 (h)	3,050,000	2,826,631
3.5% 6/1/53 (h)	8,600,000	7,970,174
3.5% 7/1/53 (h)	3,300,000	3,060,514
3.5% 7/1/53 (h)	5,600,000	5,193,600
4% 5/20/40 to 5/20/49	49,836,340	48,216,463
4% 6/1/53 (h)	2,600,000	2,470,665
4.5% 6/1/53 (h)	16,675,000	16,193,439
4.5% 6/1/53 (h)	12,500,000	12,139,010
5% 6/20/34 to 6/20/48	9,439,984	9,516,322
5% 6/1/53 (h)	7,925,000	7,818,456
5% 6/1/53 (h)	3,600,000	3,551,601
5% 6/1/53 (h)	8,000,000	7,892,447
5.5% 6/1/53 (h)	1,000,000	998,899
5.5% 6/1/53 (h)	1,900,000	1,897,909
5.5% 6/1/53 (h)	900,000	899,009
5.5% 6/1/53 (h)	1,200,000	1,198,679
5.5% 6/1/53 (h)	4,850,000	4,844,662
5.5% 6/1/53 (h)	2,350,000	2,347,413
5.5% 6/1/53 (h)	4,900,000	4,894,607
TOTAL GINNIE MAE		871,336,393
Uniform Mortgage Backed Securities - 2.6%
1.5% 6/1/38 (h)	6,800,000	5,942,296
1.5% 6/1/38 (h)	2,450,000	2,140,974
1.5% 6/1/38 (h)	2,700,000	2,359,441
1.5% 6/1/38 (h)	2,000,000	1,747,734
1.5% 6/1/38 (h)	7,500,000	6,554,003
1.5% 6/1/38 (h)	5,600,000	4,893,656
1.5% 6/1/53 (h)	1,900,000	1,481,513
2% 6/1/38 (h)	2,200,000	1,969,920
2% 6/1/38 (h)	3,300,000	2,954,879
2% 6/1/53 (h)	8,700,000	7,153,371
2% 6/1/53 (h)	20,200,000	16,608,977
2% 6/1/53 (h)	30,700,000	25,242,357
2% 6/1/53 (h)	10,000,000	8,222,266
2% 6/1/53 (h)	14,200,000	11,675,618
2% 6/1/53 (h)	5,000,000	4,111,133
2% 6/1/53 (h)	7,100,000	5,837,809
2% 6/1/53 (h)	50,475,000	41,501,888
2% 6/1/53 (h)	14,275,000	11,737,285
2% 6/1/53 (h)	13,325,000	10,956,169
2% 6/1/53 (h)	29,500,000	24,255,685
2% 6/1/53 (h)	8,500,000	6,988,926
2% 6/1/53 (h)	3,050,000	2,507,791
2% 6/1/53 (h)	33,600,000	27,626,814
2% 6/1/53 (h)	12,000,000	9,866,719
2% 6/1/53 (h)	31,975,000	26,290,696
2% 6/1/53 (h)	4,250,000	3,494,463
2% 6/1/53 (h)	16,800,000	13,813,407
2% 6/1/53 (h)	6,450,000	5,303,362
2% 6/1/53 (h)	25,250,000	20,761,222
2% 7/1/53 (h)	9,950,000	8,193,203
2% 7/1/53 (h)	9,950,000	8,193,203
2% 7/1/53 (h)	24,200,000	19,927,188
2% 7/1/53 (h)	24,200,000	19,927,188
2% 7/1/53 (h)	7,150,000	5,887,578
2% 7/1/53 (h)	13,500,000	11,116,406
2.5% 6/1/38 (h)	6,300,000	5,792,063
2.5% 6/1/53 (h)	10,200,000	8,711,836
2.5% 6/1/53 (h)	25,300,000	21,608,770
2.5% 6/1/53 (h)	3,700,000	3,160,176
2.5% 6/1/53 (h)	7,000,000	5,978,711
2.5% 6/1/53 (h)	3,700,000	3,160,176
2.5% 6/1/53 (h)	6,950,000	5,936,006
2.5% 6/1/53 (h)	65,300,000	55,772,834
2.5% 6/1/53 (h)	14,150,000	12,085,538
2.5% 6/1/53 (h)	30,475,000	26,028,746
2.5% 6/1/53 (h)	26,025,000	22,227,994
2.5% 7/1/53 (h)	5,250,000	4,481,162
2.5% 7/1/53 (h)	11,900,000	10,157,301
3% 6/1/38 (h)	50,000	47,176
3% 6/1/38 (h)	50,000	47,176
3% 6/1/53 (h)	26,125,000	23,147,158
3% 6/1/53 (h)	4,600,000	4,075,672
3% 6/1/53 (h)	11,500,000	10,189,179
3% 6/1/53 (h)	3,150,000	2,790,949
3% 6/1/53 (h)	8,100,000	7,176,726
3% 6/1/53 (h)	52,525,000	46,537,969
3% 6/1/53 (h)	22,875,000	20,267,607
3% 6/1/53 (h)	1,150,000	1,018,918
3% 6/1/53 (h)	2,950,000	2,613,746
3.5% 6/1/53 (h)	700,000	642,195
3.5% 6/1/53 (h)	9,300,000	8,532,024
3.5% 6/1/53 (h)	25,700,000	23,577,743
3.5% 6/1/53 (h)	25,700,000	23,577,743
3.5% 6/1/53 (h)	2,725,000	2,499,975
4% 6/1/53 (h)	28,800,000	27,207,000
4% 6/1/53 (h)	54,000,000	51,013,125
4% 6/1/53 (h)	7,750,000	7,321,328
4% 6/1/53 (h)	12,800,000	12,092,000
4% 6/1/53 (h)	4,850,000	4,581,734
4% 6/1/53 (h)	8,000,000	7,557,500
4% 6/1/53 (h)	3,500,000	3,306,406
4% 6/1/53 (h)	5,700,000	5,384,719
4.5% 6/1/53 (h)	29,475,000	28,519,365
4.5% 6/1/53 (h)	9,050,000	8,756,582
4.5% 6/1/53 (h)	11,675,000	11,296,474
4.5% 6/1/53 (h)	35,575,000	34,421,591
4.5% 6/1/53 (h)	2,975,000	2,878,545
4.5% 6/1/53 (h)	18,775,000	18,166,279
5% 6/1/38 (h)	2,150,000	2,144,541
5% 6/1/38 (h)	4,150,000	4,139,463
5% 6/1/38 (h)	5,150,000	5,136,924
5% 6/1/38 (h)	2,675,000	2,668,208
5% 6/1/38 (h)	1,600,000	1,595,937
5% 6/1/38 (h)	3,100,000	3,092,129
5% 6/1/38 (h)	850,000	847,842
5% 6/1/38 (h)	1,650,000	1,645,810
5% 6/1/38 (h)	750,000	748,096
5% 6/1/38 (h)	1,475,000	1,471,255
5% 6/1/38 (h)	1,075,000	1,072,270
5% 6/1/38 (h)	2,075,000	2,069,731
5% 6/1/53 (h)	4,000,000	3,939,531
5% 6/1/53 (h)	2,400,000	2,363,719
5% 6/1/53 (h)	4,700,000	4,628,949
5% 6/1/53 (h)	42,600,000	41,956,007
5% 6/1/53 (h)	40,325,000	39,715,399
5% 6/1/53 (h)	41,300,000	40,675,660
5% 6/1/53 (h)	1,600,000	1,575,812
5% 7/1/53 (h)	1,000,000	985,039
5.5% 6/1/53 (h)	400,000	399,734
5.5% 6/1/53 (h)	4,600,000	4,596,945
5.5% 6/1/53 (h)	400,000	399,734
5.5% 6/1/53 (h)	2,900,000	2,898,074
5.5% 6/1/53 (h)	6,150,000	6,145,916
5.5% 6/1/53 (h)	9,350,000	9,343,791
5.5% 6/1/53 (h)	2,600,000	2,598,273
5.5% 6/1/53 (h)	1,550,000	1,548,971
5.5% 6/1/53 (h)	37,000,000	36,975,428
5.5% 6/1/53 (h)	32,800,000	32,778,218
5.5% 6/1/53 (h)	6,750,000	6,745,517
5.5% 6/1/53 (h)	17,350,000	17,338,478
5.5% 6/1/53 (h)	4,100,000	4,097,277
5.5% 6/1/53 (h)	10,650,000	10,642,927
5.5% 7/1/53 (h)	10,400,000	10,391,874
5.5% 7/1/53 (h)	20,250,000	20,234,179
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,301,198,715
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,115,746,455)		4,870,870,866

Asset-Backed Securities - 2.1%
		Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)(e)		2,434,285	1,545,893
Series 2019-1 Class A, 3.844% 5/15/39 (b)		2,442,678	1,758,795
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		6,017,286	4,750,178
Class B, 4.458% 10/16/39 (b)		1,333,003	469,324
Series 2021-1A Class A, 2.95% 11/16/41 (b)		4,806,410	4,330,816
Accredited Mortgage Loan Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.330% 1.0424% 4/25/36 (d)(g)		2,276,439	2,082,650
Aegis Asset Backed Securities Trust Series 2005-5 Class M1, 1 month U.S. LIBOR + 0.640% 5.783% 12/25/35 (g)		10,720,363	9,655,620
AIG CLO LLC Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/32 (b)(d)(g)		7,500,000	7,389,743
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(d)(g)		1,584,000	1,562,161
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 6.4003% 10/17/34 (b)(d)(g)		4,150,000	4,050,574
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (b)(d)(g)		3,880,000	3,792,789
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 7/20/32 (b)(d)(g)		16,000,000	15,744,336
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(d)(g)		5,071,000	4,986,390
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (b)(d)(g)		4,673,000	4,543,997
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, 1 month U.S. LIBOR + 1.200% 6.338% 11/25/34 (d)(g)		3,108,480	2,809,152
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, 3 month U.S. LIBOR + 1.170% 6.4303% 7/15/34 (b)(d)(g)		10,500,000	10,238,277
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		1,933,359	1,624,624
Class B, 4.335% 1/16/40 (b)		345,680	173,374
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (b)(d)(g)		7,102,000	7,012,217
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (b)(d)(g)		5,889,000	5,769,801
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (b)(d)(g)		7,506,000	7,287,230
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (b)(d)(g)		15,169,000	14,927,327
Argent Securities, Inc. pass-thru certificates Series 2005-W5 Class A2D, 1 month U.S. LIBOR + 0.640% 5.778% 1/25/36 (d)(g)		2,484,921	2,217,897
ArrowMark Colorado Holdings LLC Series 2021-3A Class A1R, 3 month U.S. LIBOR + 1.210% 6.4651% 1/25/35 (b)(d)(g)		9,500,000	9,233,031
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 1/20/34 (b)(d)(g)		2,000,000	1,953,926
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (b)(d)(g)		3,908,000	3,808,854
Bain Capital Credit CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 10/17/32 (b)(d)(g)		7,500,000	7,366,898
Balboa Bay Loan Funding Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.120% 6.3704% 1/20/32 (b)(d)(g)		10,000,000	9,851,590
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, 3 month U.S. LIBOR + 1.170% 6.4427% 1/25/35 (b)(d)(g)		12,000,000	11,692,764
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.150% 6.4227% 4/24/34 (b)(d)(g)		22,750,000	22,169,716
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (b)(d)(g)		7,708,000	7,548,891
Bellemeade Re Ltd. Series 2021-1A:
Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.750% 6.723% 3/25/31 (b)(d)(g)		1,001,069	1,001,063
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.923% 3/25/31 (b)(d)(g)		2,550,000	2,590,088
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (b)(d)(g)		5,907,000	5,759,449
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		6,924,365	6,353,659
Class AA, 2.487% 12/16/41 (b)(d)		527,941	505,524
Series 2021-1A Class A, 2.443% 7/15/46 (b)		6,961,170	6,105,225
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, 3 month U.S. LIBOR + 1.700% 6.9504% 4/20/33 (b)(d)(g)		8,500,000	8,395,484
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, 3 month U.S. LIBOR + 1.260% 6.5203% 4/15/34 (b)(d)(g)		3,000,000	2,951,811
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (b)(d)(g)		7,692,785	7,606,157
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/27		200,000	182,859
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26		7,600,000	7,568,449
Carrington Mortgage Loan Trust Series 2005-FRE1:
Class M1, 1 month U.S. LIBOR + 0.700% 5.843% 12/25/35 (d)(g)		43,664	43,560
Class M2, 1 month U.S. LIBOR + 0.730% 5.873% 12/25/35 (g)		10,000,000	9,098,512
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		5,316,978	4,725,252
Class B, 5.095% 4/15/39 (b)		2,927,377	2,118,630
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		2,768,427	2,500,528
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(d)(g)		4,327,000	4,245,562
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (b)(d)(g)		7,060,000	6,872,988
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(d)(g)		3,624,000	3,534,549
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (b)(d)(g)		5,895,000	5,706,443
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)		3,089,283	2,957,109
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		308,668	289,746
CIFC Funding Ltd. Series 2021-7A Class B, 3 month U.S. LIBOR + 1.600% 6.8727% 1/23/35 (b)(d)(g)		7,600,000	7,292,390
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 6.488% 10/25/37 (b)(d)(g)		283,695	282,623
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30		2,500,000	2,420,952
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26		2,805,000	2,794,366
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (b)(d)(g)		7,340,000	7,226,487
Connecticut Avenue Securities Trust Series 2022-R01 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.900% 6.873% 12/25/41 (b)(d)(g)		1,500,000	1,461,059
CoreVest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/52 (b)		3,200,000	3,056,101
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 10/15/31 (b)(d)(g)		25,000,000	24,630,750
Crown Point CLO, Ltd. / Crown Point CLO LLC Series 2021-11A Class A, 3 month U.S. LIBOR + 1.120% 6.3803% 1/17/34 (b)(d)(g)		1,000,000	981,461
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		6,928,120	6,409,980
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (b)(d)(g)		4,007,000	3,886,762
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(d)(g)		3,910,000	3,824,132
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (b)(d)(g)		5,400,000	5,307,579
Series 2021-72A Class BR, 3 month U.S. LIBOR + 1.650% 6.9707% 5/15/32 (b)(d)(g)		6,000,000	5,807,316
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (b)(d)(g)		5,160,000	5,031,031
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (b)(d)(g)		3,054,000	2,976,007
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(d)(g)		2,460,000	2,422,207
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(d)(g)		6,200,000	6,068,541
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (b)(d)(g)		7,240,000	7,112,829
ECMC Group Student Loan Trust Series 2021-1A Class A1B, 1 month U.S. LIBOR + 0.570% 5.708% 11/25/70 (b)(d)(g)		741,437	716,810
EFS Volunteer No. 2 LLC Series 2012-1 Class A2, 1 month U.S. LIBOR + 1.350% 6.488% 3/25/36 (b)(d)(g)		729,763	728,038
Elevation CLO, Ltd. Series 2021-13A Class A1, 3 month U.S. LIBOR + 1.190% 6.4503% 7/15/34 (b)(d)(g)		8,500,000	8,274,019
Elmwood CLO II Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 4/20/34 (b)(d)(g)		35,000,000	34,370,735
Encore Credit Receivables Trust Series 2005-4 Class M4, 1 month U.S. LIBOR + 0.900% 6.038% 1/25/36 (d)(g)		4,800,000	4,483,799
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (b)(d)(g)		4,210,000	4,123,649
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (b)(d)(g)		5,750,000	5,643,591
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(d)(g)		7,413,000	7,310,834
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,074,102
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)		5,800,000	5,769,126
Freddie Mac STACR REMIC Trust Series 2022-DNA7 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.973% 3/25/52 (b)(d)(g)		3,150,000	3,338,858
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25		1,844,000	1,840,241
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28		4,381,000	4,342,799
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, 3 month U.S. LIBOR + 1.140% 6.4003% 4/15/34 (b)(d)(g)		35,000,000	34,307,875
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR EURO INTER + 0.900% 4.161% 4/25/34 (b)(d)(g)	EUR	2,000,000	2,072,050
Home Re, Ltd.:
Series 2021-1:
Class M1B, 1 month U.S. LIBOR + 1.550% 6.688% 7/25/33 (b)(d)(g)		48,513	48,469
Class M1C, 1 month U.S. LIBOR + 2.300% 7.438% 7/25/33 (b)(d)(g)		745,000	744,995
Series 2021-2:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.600% 6.573% 1/25/34 (b)(d)(g)		586,237	583,131
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.800% 7.773% 1/25/34 (b)(d)(g)		990,000	973,121
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,189,654	2,751,064
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		3,552,366	3,037,258
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, 1 month U.S. LIBOR + 0.140% 5.278% 1/25/37 (d)(g)		2,513,722	1,968,287
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (b)(d)(g)		4,148,000	4,051,978
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR EURO INTER + 0.650% 3.827% 7/15/31 (b)(d)(g)	EUR	10,000,000	10,387,079
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, 3 month U.S. LIBOR + 1.200% 6.4504% 10/20/34 (b)(d)(g)		13,000,000	12,764,258
Class A2R, 3 month U.S. LIBOR + 1.750% 7.0004% 10/20/34 (b)(d)(g)		10,600,000	10,241,709
JMP Credit Advisors CLO IV, Ltd. / JMP Credit Advisors CLO IV LLC Series 2019-1A Class AR, CME Term SOFR 3 Month Index + 1.540% 6.5279% 7/17/29 (b)(d)(g)		396,841	395,299
JPMorgan Chase Bank NA - CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		332,140	319,115
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (b)(d)(g)		9,327,000	9,034,571
KKR Financial CLO Ltd. Series 2021-33A Class A, 3 month U.S. LIBOR + 1.170% 6.4204% 7/20/34 (b)(d)(g)		13,000,000	12,712,349
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, 3 month U.S. LIBOR + 0.980% 6.2304% 3/20/30 (b)(d)(g)		6,547,746	6,466,200
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	3,655,957
Class B, 2.47% 11/20/31 (b)		150,000	126,366
Logan CLO I, Ltd. / Logan CLO I LLC Series 2021-1A Class A, 3 month U.S. LIBOR + 1.160% 6.4104% 7/20/34 (b)(d)(g)		12,500,000	12,265,263
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (b)(d)(g)		6,180,000	6,013,950
Madison Park Funding Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.140% 6.4017% 1/18/34 (b)(d)(g)		4,500,000	4,423,478
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(d)(g)		4,233,000	4,156,683
Madison Park Funding XVII, Ltd. Series 2021-17A Class AR2, 3 month U.S. LIBOR + 1.000% 6.2614% 7/21/30 (b)(d)(g)		6,805,027	6,723,782
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, 3 month U.S. LIBOR + 1.120% 6.3751% 4/25/32 (b)(d)(g)		20,000,000	19,766,160
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, 3 month U.S. LIBOR + 1.120% 6.3803% 7/17/34 (b)(d)(g)		12,500,000	12,225,288
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 0% 4/22/36 (b)(d)(g)(h)		3,249,000	3,247,337
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (b)(d)(g)		1,417,000	1,385,494
Magnetite VII Ltd. Series 2018-7A Class A1R2, 3 month U.S. LIBOR + 0.800% 6.0603% 1/15/28 (b)(d)(g)		4,907,565	4,864,821
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (b)(d)(g)		4,904,000	4,785,014
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)		285,397	284,514
Series 2022-1A Class A, 1.36% 4/15/32 (b)		680,096	674,322
MASTR Asset Backed Securities Trust:
Series 2005-NC2 Class A4, 1 month U.S. LIBOR + 0.700% 5.838% 11/25/35 (d)(g)		9,684,121	5,592,979
Series 2005-WF1 Class M7, 1 month U.S. LIBOR + 1.720% 6.863% 6/25/35 (d)(g)		1,816,559	1,777,642
MDPK Series 2021-48A Class A, 3 month U.S. LIBOR + 1.150% 6.415% 4/19/33 (b)(d)(g)		5,000,000	4,925,845
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (b)(d)(g)		8,021,425	7,931,392
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A4, 1 month U.S. LIBOR + 0.480% 5.618% 6/25/36 (g)		3,577,584	1,886,565
Series 2007-NC3 Class A2D, 1 month U.S. LIBOR + 0.260% 5.398% 5/25/37 (d)(g)		2,039,878	1,467,959
Nationstar Home Equity Loan Trust Series 2006-B Class M2, 1 month U.S. LIBOR + 0.360% 5.498% 9/25/36 (d)(g)		8,141,000	7,439,681
Navient Private Education Refi Loan Trust Series 2021-A Class B, 2.24% 5/15/69 (b)		100,000	72,553
Navient Student Loan Trust:
Series 2015-1 Class A2, 1 month U.S. LIBOR + 0.600% 5.738% 4/25/40 (d)(g)		2,321,256	2,220,695
Series 2016-2A Class A3, 1 month U.S. LIBOR + 1.500% 6.638% 6/25/65 (b)(d)(g)		1,233,963	1,237,858
Series 2017-3A Class A3, 1 month U.S. LIBOR + 1.050% 6.188% 7/26/66 (b)(d)(g)		8,570,731	8,466,636
Nelnet Student Loan Trust Series 2013-1 Class A6, 3 month U.S. LIBOR + 0.450% 5.8427% 8/23/36 (b)(d)(g)		5,565,966	5,381,353
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, 1 month U.S. LIBOR + 0.230% 5.368% 4/25/37 (g)		2,309,075	2,234,799
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, 3 month U.S. LIBOR + 1.210% 6.1726% 6/20/34 (b)(d)(g)		23,750,000	23,046,216
Oak Hill Credit Partners X-R, Ltd. Series 2021-10RA, Class BR, 3 month U.S. LIBOR + 1.550% 6.8004% 4/20/34 (b)(d)(g)		2,000,000	1,934,358
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, 3 month U.S. LIBOR + 1.090% 6.3404% 7/20/32 (b)(d)(g)		18,000,000	17,691,858
Octagon Investment Partners 20-R, Ltd. Series 2021-4A Class BR, 3 month U.S. LIBOR + 1.700% 7.0424% 5/12/31 (b)(d)(g)		2,500,000	2,420,630
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.050% 6.3004% 7/20/30 (b)(d)(g)		2,793,831	2,766,429
Oportun Funding XIV, LLC Series 2021-A Class A, 1.21% 3/8/28 (b)		698,218	665,554
Palmer Square CLO, Ltd. Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.190% 6.4404% 4/20/34 (b)(d)(g)		6,000,000	5,891,724
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, 3 month U.S. LIBOR + 1.000% 6.2504% 10/20/31 (b)(d)(g)		12,750,000	12,522,464
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.240% 6.5607% 2/14/34 (b)(d)(g)		2,000,000	1,951,604
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (b)(d)(g)		5,651,000	5,538,302
PennyMac Mortgage Investment Trust Series 2018-FT1 Class A, 1 month U.S. LIBOR + 3.650% 8.788% 4/25/25 (b)(d)(g)		300,000	296,843
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		6,013,013	5,143,242
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)		4,639,140	4,164,157
Class A2II, 4.008% 12/5/51 (b)		4,146,120	3,431,930
PMT Credit Risk Transfer Trust Series 2021-1R Class A, 1 month U.S. LIBOR + 2.900% 8.06% 2/27/24 (b)(d)(g)		2,965,701	2,897,364
Progress Residential Trust:
Series 2021-SFR11 Class E1, 3.378% 1/17/39 (b)		4,000,000	3,328,485
Series 2021-SFR3 Class F, 3.436% 5/17/26 (b)		1,500,000	1,315,662
Series 2021-SFR8 Class F, 3.181% 10/17/38 (b)		4,000,000	3,380,526
Recette CLO, Ltd. Series 2021-1A Class ARR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/34 (b)(d)(g)		4,700,000	4,570,012
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (b)(d)(g)		7,250,000	7,113,570
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, 3 month U.S. LIBOR + 1.170% 6.381% 7/10/34 (b)(d)(g)		13,250,000	12,889,852
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (b)(d)(g)		7,731,000	7,553,133
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/26		2,800,000	2,667,008
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		5,542,469	4,664,598
Class B, 4.335% 3/15/40 (b)(e)		665,815	467,739
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, 3 month U.S. LIBOR + 1.320% 6.5704% 4/20/33 (b)(d)(g)		12,000,000	11,819,256
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	7,598,898
1.884% 7/15/50 (b)		2,753,000	2,486,309
2.328% 7/15/52 (b)		2,105,000	1,817,139
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, 1 month U.S. LIBOR + 0.280% 5.418% 6/25/36 (d)(g)		2,281,133	1,444,061
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, 3 month U.S. LIBOR + 1.240% 6.4904% 1/20/34 (b)(d)(g)		5,000,000	4,923,155
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, 3 month U.S. LIBOR + 1.070% 6.3427% 10/23/31 (b)(d)(g)		10,250,000	10,052,421
Soundview Home Equity Loan Trust Series 2007-OPT1 Class 2A2, 1 month U.S. LIBOR + 0.150% 5.288% 6/25/37 (d)(g)		9,015,807	5,957,841
Soundview Home Loan Trust Series 2007-NS1 Class A4, 1 month U.S. LIBOR + 0.300% 5.438% 1/25/37 (d)(g)		7,309,000	6,749,432
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,485,625	1,260,178
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (b)(d)(g)		1,141,422	1,136,878
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (b)(d)(g)		7,640,000	7,465,831
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 6.2203% 4/16/31 (b)(d)(g)		2,730,000	2,690,833
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(d)(g)		768,000	752,608
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, 3 month U.S. LIBOR + 1.160% 6.4104% 4/20/34 (b)(d)(g)		5,500,000	5,367,109
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (d)(g)		3,163	3,012
TH MSR Issuer Trust Series 2019-FT1 Class A, 1 month U.S. LIBOR + 2.800% 7.938% 6/25/24 (b)(d)(g)		1,250,000	1,180,323
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)		7,521,214	6,430,788
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		8,288,303	6,920,899
Towd Point Mortgage Trust:
Series 2019-MH1 Class A1, 3% 11/25/58 (b)		1,427,152	1,405,249
Series 2020-4 Class A1, 1.75% 10/25/60 (b)		1,912,801	1,672,861
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)		3,656,000	3,633,774
Class A3, 4.93% 4/20/26 (b)		3,341,000	3,327,462
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, 3 month U.S. LIBOR + 1.320% 6.5751% 4/25/34 (b)(d)(g)		12,000,000	11,718,660
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)		426,140	423,947
Series 2021-3 Class A, 0.83% 7/20/31 (b)		1,686,626	1,665,959
Series 2021-4 Class A, 0.84% 9/20/31 (b)		2,447,373	2,394,731
3.12% 3/20/32 (b)		2,418,695	2,364,649
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.4485% 10/20/34 (b)(d)(g)		6,967,000	6,980,697
Venture 43 CLO, Ltd. Series 2021-43A Class A1, 3 month U.S. LIBOR + 1.240% 6.5003% 4/15/34 (b)(d)(g)		15,200,000	14,738,285
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28		3,000,000	2,989,335
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		15,387,720	14,269,206
Volt Xcv LLC Series 2021-NPL4 Class A1, 2.2396% 3/27/51 (b)		1,733,935	1,628,223
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (b)(d)(g)		8,868,000	8,759,323
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(d)(g)		15,930,000	15,585,546
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(d)(g)		7,430,000	7,262,572
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(d)(g)		3,924,000	3,840,081
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26		1,926,000	1,916,523
Class A3, 4.66% 5/15/28		3,538,000	3,522,452
TOTAL ASSET-BACKED SECURITIES (Cost $1,090,268,198)			1,047,033,616

Collateralized Mortgage Obligations - 0.8%
		Principal Amount (a)	Value ($)
Private Sponsor - 0.6%
Ajax Mortgage Loan Trust:
sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,583,505	1,312,473
Series 2022-B Class A1, 3.5% 3/27/62 (b)		12,213,671	11,345,497
Alternative Loan Trust floater Series 2007-OH3 Class A1B, 1 month U.S. LIBOR + 0.440% 5.578% 9/25/47 (g)		1,846,477	1,608,340
Angel Oak Mortgage Trust:
sequential payer Series 2022-6 Class A1, 4.3% 7/25/67 (b)		8,295,199	7,969,010
Series 2021-6 Class A1, 1.458% 9/25/66 (b)		3,553,427	2,857,097
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 5.8621% 1/26/37 (b)(d)		3,093,792	2,339,443
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)		4,623,044	4,128,859
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)		1,697,981	1,621,221
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)		7,487,527	6,219,199
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)		5,201,667	5,015,056
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(d)		2,875,885	2,709,141
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		2,009,736	1,936,807
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		1,975,598	1,864,022
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		3,747,079	3,505,892
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)		4,943,419	4,732,092
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)		2,135,857	2,071,603
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)		6,257,794	6,117,388
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		5,564,788	4,815,855
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		7,122,591	6,159,202
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		7,381,048	6,364,213
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(d)		6,673,311	5,399,080
Series 2022-NR1 Class A1, 5% 7/25/62 (b)		3,909,454	3,588,091
Series 2023 R3, Class A1A, 4.5% 1/25/63 (b)		12,770,908	11,347,305
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/35		1,155,289	1,082,140
Connecticut Ave Securities Trust 2019-R floater Series 2019-R07 Class 1B1, 1 month U.S. LIBOR + 3.400% 8.538% 10/25/39 (b)(d)(g)		3,500,000	3,510,526
Connecticut Avenue Securities floater Series 2022-R03 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.250% 11.223% 3/25/42 (b)(d)(g)		130,000	138,622
Connecticut Avenue Securities Trust floater Series 2020-R01 Class 1M2, 1 month U.S. LIBOR + 2.050% 7.188% 1/25/40 (b)(d)(g)		302,551	303,943
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7804% 10/25/61 (b)(d)		8,042,288	5,772,922
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.4303% 5/27/37 (b)(d)(g)		140,523	134,607
CSMC Trust:
sequential payer:
Series 2020-RPL2 Class A12, 3.4825% 2/25/60 (b)(d)		587,898	589,247
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(d)		4,958,296	4,805,110
Series 2022-RPL1 Class A1, 4.15% 4/25/61 (b)(d)		7,430,802	6,537,383
Series 2022-RPL3 Class A1, 3.6941% 3/25/61 (b)(d)		11,727,589	11,244,060
Series 2021-RP11 Class CERT, 3.7778% 10/27/61 (b)		340,184	256,622
Series 2022-RPL1 Class PT, 4.4876% 4/25/61 (b)(d)		9,099,475	7,789,539
Csmcm 2022-Rpl1 Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/61 (b)		382,480	326,591
CWALT, Inc. Series 2005-13CB Class A8, 5.5% 5/25/35		1,875,395	1,591,165
Eagle Re 2019-1 Ltd. floater Series 2019-1 Class M2, 1 month U.S. LIBOR + 3.300% 8.438% 4/25/29 (b)(d)(g)		2,558,000	2,592,701
Eagle Re Ltd. floater Series 2021-1 Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 7.673% 10/25/33 (b)(d)(g)		1,639,540	1,636,063
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(d)		6,669,017	6,285,098
GMAC Mortgage Loan Trust Series 2005-AR6 Class 2A1, 3.3505% 11/19/35 (d)		1,674,089	1,391,301
GSR Mortgage Loan Trust floater Series 2006-OA1 Class 1A1, 1 month U.S. LIBOR + 0.440% 5.578% 8/25/46 (d)(g)		18,144,712	4,217,539
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		12,507,347	10,119,225
Legacy Mortgage Asset Trust sequential payer:
Series 2020-GS2 Class A1, 5.75% 3/25/60 (b)(d)		11,951,184	11,740,930
Series 2021-SL1 Class A, 1.991% 9/25/60 (b)		600,713	588,650
Merrill Lynch Mortgage Investors Trust floater Series 2006-A2 Class 1A, 1 month U.S. LIBOR + 0.360% 5.498% 2/25/36 (g)		6,061,492	3,586,775
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		1,876,318	1,730,732
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		4,263,206	3,876,719
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		5,977,905	5,472,133
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)		4,082,366	3,625,826
OBX Trust sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)		13,667,804	10,432,199
Onslow Bay Mortgage Loan Trust sequential payer Series 2021-NQM4 Class A2, 2.162% 10/25/61 (b)(d)		8,456,900	6,898,721
Preston Ridge Partners Mortgage Trust:
Series 2021-1 Class A1, 2.115% 1/25/26 (b)		12,030,785	11,529,906
Series 2021-2 Class A1, 2.115% 3/25/26 (b)		9,569,768	8,974,753
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		1,787,596	1,531,489
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(d)		2,353,381	2,038,674
PRET LLC sequential payer Series 2022-RN2 Class A1, 5% 6/25/52 (b)		9,161,159	8,575,397
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		1,453,984	1,124,489
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,280,901	1,785,746
Series 2007-QS8 Class A5, 6% 6/25/37		862,057	669,296
Retiro Mortgage Securities floater Series 2021-1A Class A1, 2.000% x 3 month EURIBOR EURO INTER 5% 7/30/75 (b)(d)(g)	EUR	539,305	566,506
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)		2,067,348	1,987,608
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		1,104,141	1,020,322
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (d)(g)		654	572
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.778% 9/25/43 (d)(g)		1,212,351	1,122,783
WaMu Mortgage pass-thru certificates floater Series 2005-AR2 Class 2A1B, 1 month U.S. LIBOR + 0.740% 5.878% 1/25/45 (g)		1,120,379	1,098,292
TOTAL PRIVATE SPONSOR			265,329,808
U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2022-R04 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.250% 10.223% 3/25/42 (b)(d)(g)		240,000	246,181
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43		571,298	518,429
Class GA, 1.75% 6/25/42		621,217	558,978
sequential payer:
Series 2020-80 Class BA, 1.5% 3/25/45		2,491,780	2,132,808
Series 2022-1 Class KA, 3% 5/25/48		1,234,314	1,123,812
Series 2022-3 Class N, 2% 10/25/47		9,900,000	8,570,452
Series 2022-30 Class E, 4.5% 7/25/48		3,552,334	3,428,425
Series 2022-49 Class TC, 4% 12/25/48		1,147,641	1,115,420
Series 2022-7 Class A, 3% 5/25/48		1,756,161	1,599,148
Series 2005-79 Class ZC, 5.9% 9/25/35		168,820	171,807
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 1.407% 8/25/37 (d)(n)(o)		542,294	59,006
Series 2010-135 Class ZA, 4.5% 12/25/40		344,287	351,788
Series 2010-150 Class ZC, 4.75% 1/25/41		546,991	549,229
Series 2010-95 Class ZC, 5% 9/25/40		1,224,473	1,232,871
Series 2011-4 Class PZ, 5% 2/25/41		180,130	176,921
Series 2012-100 Class WI, 3% 9/25/27 (n)		208,354	8,422
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (d)(n)(o)		14,748	41
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (d)(n)(o)		19,309	159
Series 2013-133 Class IB, 3% 4/25/32 (n)		72,250	1,890
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (d)(n)(o)		80,391	8,893
Series 2013-44 Class DJ, 1.85% 5/25/33		5,548,869	5,032,727
Series 2013-51 Class GI, 3% 10/25/32 (n)		381,007	22,101
Series 2015-42 Class IL, 6% 6/25/45 (n)		516,723	88,336
Series 2015-70 Class JC, 3% 10/25/45		435,588	410,287
Series 2017-30 Class AI, 5.5% 5/25/47 (n)		305,539	52,878
Freddie Mac:
planned amortization class:
Series 2020-4960 Class PB, 1.5% 10/25/49		2,211,811	1,826,284
Series 4135 Class AB, 1.75% 6/15/42		459,848	416,234
sequential payer:
Series 2022-5189 Class DA, 2.5% 5/25/49		904,494	784,635
Series 2022-5190 Class BA, 2.5% 11/25/47		892,056	789,323
Series 2022-5197 Class DA, 2.5% 11/25/47		677,595	599,609
Series 2022-5198 Class BA, 2.5% 11/25/47		3,452,397	3,096,800
Series 2022-5202 Class LB, 2.5% 10/25/47		723,358	638,292
Series 3871 Class KB, 5.5% 6/15/41		382,536	397,202
Series 2017-4683 Class LM, 3% 5/15/47		634,252	596,520
Series 2021-5083 Class VA, 1% 8/15/38		4,699,726	4,368,366
Series 2933 Class ZM, 5.75% 2/15/35		359,323	371,843
Series 2996 Class ZD, 5.5% 6/15/35		226,879	232,238
Series 3237 Class C, 5.5% 11/15/36		294,449	296,448
Series 3980 Class EP, 5% 1/15/42		1,598,613	1,609,790
Series 4055 Class BI, 3.5% 5/15/31 (n)		67,129	1,524
Series 4149 Class IO, 3% 1/15/33 (n)		209,382	16,465
Series 4314 Class AI, 5% 3/15/34 (n)		19,589	551
Series 4427 Class LI, 3.5% 2/15/34 (n)		231,723	13,421
Series 4471 Class PA 4% 12/15/40		205,752	200,383
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		464,964	456,747
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, 1 month U.S. LIBOR + 2.700% 7.838% 10/25/49 (b)(d)(g)		9,700,000	9,782,471
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.973% 12/25/50 (b)(d)(g)		3,910,000	3,864,026
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.400% 8.373% 8/25/33 (b)(d)(g)		4,380,000	4,324,707
Series 2021-DNA6 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.473% 10/25/41 (b)(d)(g)		1,799,396	1,748,299
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.973% 8/25/33 (b)(d)(g)		2,700,000	2,485,375
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 7.223% 8/25/33 (b)(d)(g)		3,809,889	3,735,237
Series 2022-DNA1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 6.823% 1/25/42 (b)(d)(g)		11,800,000	11,389,279
Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.373% 2/25/42 (b)(d)(g)		740,000	727,539
Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.900% 7.873% 4/25/42 (b)(d)(g)		12,545,000	12,505,742
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, 1 month U.S. LIBOR + 2.300% 7.438% 1/25/50 (b)(d)(g)		6,600,000	6,499,002
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.2377% 12/20/60 (d)(g)(p)		622,814	617,702
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 5.4077% 9/20/61 (d)(g)(p)		2,185,604	2,173,414
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 5.3777% 8/20/62 (d)(g)(p)		305,506	303,415
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (d)(g)(p)		3,557	3,511
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 5.4577% 8/20/63 (d)(g)(p)		433,200	431,323
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.6484% 10/20/49 (d)(g)		241,003	234,864
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.5984% 2/20/49 (d)(g)		1,122,460	1,101,278
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (d)(o)		470,740	391,372
Series 2016-69 Class WA, 3% 2/20/46		288,430	266,155
Series 2017-134 Class BA, 2.5% 11/20/46		681,354	614,899
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40		967,687	947,473
Series 2010-170 Class B, 4% 12/20/40		214,926	210,429
Series 2017-139 Class BA, 3% 9/20/47		2,872,008	2,603,938
Series 2010-116 Class QB, 4% 9/16/40		1,627,451	1,584,005
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 0.8446% 2/16/40 (d)(n)(o)		274,645	16,947
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 0.9516% 7/20/41 (d)(n)(o)		71,499	7,169
Series 2013-149 Class MA, 2.5% 5/20/40		709,330	678,302
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		6,649	6,244
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (d)(g)(p)		1,306,959	1,299,914
TOTAL U.S. GOVERNMENT AGENCY			114,727,715
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $408,226,448)			380,057,523

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
20 Times Square Trust 2018-20Ts Series 2018-20TS Class F, 3.0999% 5/15/35 (b)(d)	2,310,559	1,501,863
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1 Class A4, 2.253% 11/15/54	4,200,000	3,359,183
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)	9,500,000	7,741,293
Ashford Hospitality Trust floater Series 2018-ASHF Class A, 1 month U.S. LIBOR + 0.900% 6.132% 4/15/35 (b)(d)(g)	2,892,924	2,825,515
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(d)(g)	4,172,000	4,052,239
Class B, CME Term SOFR 1 Month Index + 1.550% 6.61% 1/15/39 (b)(d)(g)	789,000	765,553
Class C, CME Term SOFR 1 Month Index + 2.150% 7.21% 1/15/39 (b)(d)(g)	562,000	541,959
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,500,000	5,946,662
Class ANM, 3.112% 11/5/32 (b)	4,963,000	4,529,064
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	933,507
Class CNM, 3.7186% 11/5/32 (b)(d)	461,000	364,604
BANK:
sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60	7,200,000	6,855,512
Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,400,000	3,824,344
Class A5, 2.851% 10/17/52	838,000	724,954
Series 2020-BN28 Class A3, 1.584% 3/15/63	9,000,000	7,183,578
Series 2021-BN31 Class A3, 1.771% 2/15/54	2,000,000	1,596,815
Series 2021-BN32 Class A4, 2.349% 4/15/54	20,000,000	16,683,932
Series 2021-BN33 Class A4, 2.27% 5/15/64	9,000,000	7,432,387
Series 2020-BN25 Class XB, 0.4393% 1/15/63 (d)(n)	5,200,000	127,152
Series 2021-BN31 Class XB, 0.8716% 2/15/54 (d)(n)	7,000,000	365,259
Series 2021-BN33 Class XA, 1.056% 5/15/64 (d)(n)	13,438,448	760,132
Series 2021-BN34 Class XB, 0.5173% 6/15/63 (d)(n)	171,794,000	5,762,005
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 5.738% 11/25/35 (b)(d)(g)	14,777	13,449
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 5.723% 1/25/36 (b)(d)(g)	35,270	32,348
Class M1, 1 month U.S. LIBOR + 0.670% 5.813% 1/25/36 (b)(d)(g)	11,384	10,391
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 5.543% 12/25/36 (b)(d)(g)	78,576	72,116
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 5.543% 3/25/37 (b)(d)(g)	20,177	18,125
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 5.408% 7/25/37 (b)(d)(g)	62,742	55,408
Class A2, 1 month U.S. LIBOR + 0.320% 5.458% 7/25/37 (b)(d)(g)	58,743	51,705
Class M1, 1 month U.S. LIBOR + 0.370% 5.508% 7/25/37 (b)(d)(g)	19,995	17,536
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 5.573% 7/25/37 (b)(d)(g)	21,456	18,958
Class M1, 1 month U.S. LIBOR + 0.310% 5.603% 7/25/37 (b)(d)(g)	11,371	9,872
Class M2, 1 month U.S. LIBOR + 0.340% 5.648% 7/25/37 (b)(d)(g)	12,162	10,530
Class M3, 1 month U.S. LIBOR + 0.370% 5.693% 7/25/37 (b)(d)(g)	19,478	16,929
Class M4, 1 month U.S. LIBOR + 0.500% 5.888% 7/25/37 (b)(d)(g)	30,750	26,636
Class M5, 1 month U.S. LIBOR + 0.600% 6.038% 7/25/37 (b)(d)(g)	16,902	19,434
BBCMS Mortgage Trust sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	3,564,691
Series 2021-C9 Class A4, 2.021% 2/15/54	10,000,000	8,120,592
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,638,894
Benchmark Mortgage Trust:
sequential payer:
Series 2018 B2 Class A4, 3.6147% 2/15/51	3,500,000	3,236,982
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	898,312
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,535,290
Series 2019-B13 Class A4, 2.952% 8/15/57	7,629,000	6,649,353
Series 2020-B18 Class A4, 1.672% 7/15/53	10,000,000	7,905,024
Series 2020-B19:
Class A3, 1.787% 9/15/53	5,800,000	5,095,186
Class A4, 1.546% 9/15/53	12,500,000	10,062,581
Series 2020-B22 Class A4, 1.685% 1/15/54	3,175,000	2,509,758
Series 2021-B23 Class A4A1, 1.823% 2/15/54	2,000,000	1,555,742
Series 2021-B24 Class A4, 2.2638% 3/15/54	17,600,000	14,304,655
Series 2021-B26 Class A4, 2.295% 6/15/54	8,800,000	7,164,441
Series 2023-C5 Class A2, 6.5176% 6/15/56	8,500,000	8,810,357
Series 2023-V2 Class A3, 5.8118% 5/15/55	13,000,000	13,276,389
Series 2019-B12 Class XA, 1.0253% 8/15/52 (d)(n)	38,449,305	1,495,059
Series 2019-B14 Class XA, 0.7749% 12/15/62 (d)(n)	22,654,383	687,966
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (b)(d)(g)	7,501,000	7,451,165
BHMS floater Series 2018-ATLS Class A, 1 month U.S. LIBOR + 1.250% 6.3574% 7/15/35 (b)(d)(g)	10,931,821	10,622,752
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(d)(g)	8,921,000	8,464,382
BMO Mortgage Trust sequential payer Series 2022-C1 Class A4, 3.119% 2/17/55	6,200,000	5,318,689
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(d)(g)	15,784,000	15,291,934
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5063% 4/15/37 (b)(d)(g)	4,626,000	4,491,877
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class E, 1 month U.S. LIBOR + 2.820% 7.927% 12/15/38 (b)(d)(g)	10,350,000	9,751,751
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(d)(g)	8,026,000	7,748,576
Class B, 1 month U.S. LIBOR + 0.890% 6.0068% 10/15/36 (b)(d)(g)	1,201,000	1,151,941
Class C, 1 month U.S. LIBOR + 1.090% 6.2066% 10/15/36 (b)(d)(g)	1,607,000	1,529,745
Class D, 1 month U.S. LIBOR + 1.290% 6.4063% 10/15/36 (b)(d)(g)	1,560,000	1,471,773
Class E, 1 month U.S. LIBOR + 1.940% 7.0555% 10/15/36 (b)(d)(g)	5,425,000	5,128,427
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.7593% 5/15/38 (b)(d)(g)	5,200,000	5,038,661
Series 2022-CSMO:
Class A, CME Term SOFR 1 Month Index + 2.110% 7.1741% 6/15/27 (b)(d)(g)	6,438,000	6,399,742
Class B, CME Term SOFR 1 Month Index + 3.140% 8.2% 6/15/27 (b)(d)(g)	3,795,000	3,772,449
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.0495% 11/15/32 (b)(d)(g)	2,389,891	2,364,272
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.407% 4/15/34 (b)(d)(g)	4,464,000	4,362,009
Class C, 1 month U.S. LIBOR + 1.600% 6.707% 4/15/34 (b)(d)(g)	2,952,000	2,877,063
Class D, 1 month U.S. LIBOR + 1.900% 7.007% 4/15/34 (b)(d)(g)	3,099,000	3,012,468
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (b)(d)(g)	7,500,000	7,404,791
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.733% 9/15/37 (b)(d)(g)	1,952,300	1,814,722
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2538% 10/15/36 (b)(d)(g)	4,429,350	4,379,336
Class C, CME Term SOFR 1 Month Index + 1.360% 6.4238% 10/15/36 (b)(d)(g)	4,286,550	4,221,644
Class D, CME Term SOFR 1 Month Index + 1.560% 6.6238% 10/15/36 (b)(d)(g)	7,863,350	7,724,445
Class E, CME Term SOFR 1 Month Index + 1.910% 6.9738% 10/15/36 (b)(d)(g)	8,530,600	8,358,386
Class G, CME Term SOFR 1 Month Index + 2.410% 7.4738% 10/15/36 (b)(d)(g)	15,725,000	15,268,701
Class J, CME Term SOFR 1 Month Index + 2.760% 7.8238% 10/15/36 (b)(d)(g)	6,162,500	5,940,564
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(d)(g)	2,200,000	2,121,007
Series 2021-SOAR Class F, 1 month U.S. LIBOR + 2.350% 7.458% 6/15/38 (b)(d)(g)	3,877,330	3,672,641
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(d)(g)	4,233,000	4,230,343
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (b)(d)(g)	7,293,179	7,195,089
Class B, CME Term SOFR 1 Month Index + 1.940% 6.9993% 4/15/37 (b)(d)(g)	3,718,476	3,656,834
Class C, CME Term SOFR 1 Month Index + 2.290% 7.3493% 4/15/37 (b)(d)(g)	839,294	815,669
Class D, CME Term SOFR 1 Month Index + 2.830% 7.8983% 4/15/37 (b)(d)(g)	702,057	670,101
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(d)(g)	16,452,752	16,339,220
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 1/15/34 (b)(d)(g)	3,220,922	3,142,055
BXMT, Ltd. floater Series 2020-FL3 Class A, CME Term SOFR 1 Month Index + 1.400% 6.5809% 11/15/37 (b)(g)	13,100,000	12,450,230
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class D, CME Term SOFR 1 Month Index + 3.180% 8.248% 3/15/35 (b)(d)(g)	8,167,000	7,962,267
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 6.177% 12/15/37 (b)(d)(g)	3,800,000	3,756,885
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	7,000,000	5,651,465
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,392,186
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	2,700,000	2,476,931
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	16,578,699	14,972,795
Class A2, 1.99% 7/15/60 (b)	6,528,050	5,487,858
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	8,434,906	7,370,521
CF Mortgage Trust sequential payer Series 2019-CF2 Class A4, 2.6236% 11/15/52	850,000	711,549
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49	923,168	851,765
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(d)(g)	3,687,000	3,631,172
Class B, 1 month U.S. LIBOR + 1.250% 6.3574% 11/15/36 (b)(d)(g)	1,400,000	1,371,737
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(d)(g)	13,951,649	13,774,974
Class B, 1 month U.S. LIBOR + 1.500% 6.607% 6/15/34 (b)(d)(g)	2,103,119	2,044,537
Class C, 1 month U.S. LIBOR + 1.750% 6.857% 6/15/34 (b)(d)(g)	2,376,058	2,273,785
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2013-GC17 Class A4, 4.131% 11/10/46	10,105,000	9,992,638
Series 2014-GC19 Class A4, 4.023% 3/11/47	14,398,000	14,146,355
Series 2015-GC33 Class A3, 3.515% 9/10/58	1,584,037	1,505,591
Series 2016-GC37 Class A3, 3.05% 4/10/49	2,190,826	2,051,284
Series 2013-GC17 Class A/S, 4.544% 11/10/46	2,300,000	2,261,156
Series 2014-GC25 Class A/S, 4.017% 10/10/47	1,183,000	1,128,260
Series 2015-GC29 Class XA, 1.0151% 4/10/48 (d)(n)	28,609,688	414,454
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	479,252	461,852
Class XA, 0.871% 9/10/58 (d)(n)	17,224,659	267,547
Series 2016-C2 Class A3, 2.575% 8/10/49	2,705,173	2,491,176
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,358,195
Series 2016-P6 Class XA, 0.5591% 12/10/49 (d)(n)	12,502,436	196,587
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,560,399
Series 2015 LC19 Class A3, 2.922% 2/10/48	5,576,268	5,372,659
Series 2016-COR1 Class A3, 2.826% 10/10/49	7,520,414	6,920,451
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	1,000,000	991,752
Series 2014-CR17 Class XA, 0.9445% 5/10/47 (d)(n)	17,181,228	86,671
Series 2014-CR20 Class XA, 0.928% 11/10/47 (d)(n)	15,484,131	136,979
Series 2014-LC17 Class XA, 0.6585% 10/10/47 (d)(n)	30,473,895	190,373
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	3,736,500
Class XA, 0.8327% 12/10/47 (d)(n)	9,071,627	79,760
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,206,864	2,113,295
Series 2015-CR24 Class A4, 3.432% 8/10/48	924,844	882,871
Series 2015-PC1 Class A4, 3.62% 7/10/50	806,614	780,302
COMM Trust sequential payer Series 2017-COR2 Class A3, 3.51% 9/10/50	11,380,000	10,481,859
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (b)(d)(g)	7,973,164	7,923,565
Class C, 1 month U.S. LIBOR + 1.430% 6.537% 5/15/36 (b)(d)(g)	1,517,225	1,502,442
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,201,900	1,977,884
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,237,000	5,035,090
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,468,753
Class C, 4.782% 4/15/36 (b)(d)	1,033,000	980,751
Class D, 4.782% 4/15/36 (b)(d)	2,066,000	1,938,376
CSAIL Commercial Mortgage Trust:
sequential payer Series 2021-C20 Class A2, 2.4862% 3/15/54	15,280,720	12,849,182
Series 2016-C7 Class A4, 3.21% 11/15/49	3,186,022	2,992,479
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49	2,000,000	1,866,705
CSMC Trust sequential payer Series 2014-U.S.A. Class A2, 3.953% 9/15/37 (b)	2,001,000	1,716,379
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class A3, 3.269% 6/10/50	1,128,388	1,093,395
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)	13,500,000	10,714,334
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(d)(g)	10,980,000	10,587,682
Class B, 1 month U.S. LIBOR + 1.120% 6.2282% 11/15/38 (b)(d)(g)	975,000	936,497
Class F, 1 month U.S. LIBOR + 2.660% 7.775% 11/15/38 (b)(d)(g)	1,000,000	944,709
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(d)(g)	4,739,338	4,638,335
Class B, 1 month U.S. LIBOR + 1.380% 6.488% 7/15/38 (b)(d)(g)	2,049,786	1,994,539
Class C, 1 month U.S. LIBOR + 1.700% 6.808% 7/15/38 (b)(d)(g)	1,511,291	1,469,715
Class D, 1 month U.S. LIBOR + 2.250% 7.358% 7/15/38 (b)(d)(g)	3,053,742	2,961,619
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	601,000	580,723
Series 2015-K051 Class A2, 3.308% 9/25/25	951,000	923,321
Series 2016-K054 Class A2, 2.745% 1/25/26	4,968,992	4,757,125
Series 2017 K726 Class A2, 2.905% 4/25/24	1,506,947	1,474,126
Series 2021-K126 Class A2, 2.074% 1/25/31	6,000,000	5,115,462
Series 2021-K127 Class A2, 2.108% 1/25/31	6,800,000	5,808,978
Series 2021-K136 Class A2, 2.127% 11/25/31	900,000	758,687
Series 2022-150 Class A2, 3.71% 9/25/32	4,600,000	4,371,018
Series 2022-5250 Class NH, 3% 8/25/52	12,570,000	10,876,678
Series 2022-K141 Class A2, 2.25% 2/25/32	2,772,000	2,351,739
Series 2022-K142 Class A2, 2.4% 3/25/32	8,032,000	6,888,998
Series 2022-K143 Class A2, 2.35% 3/25/32	900,000	768,322
Series 2022-K144 Class A2, 2.45% 4/25/32	7,543,000	6,486,748
Series 2022-K145 Class A2, 2.58% 5/25/32	1,920,000	1,667,431
Series 2022-K146 Class A2, 2.92% 6/25/32	4,279,000	3,820,513
Series 2022-K147 Class A2, 3% 6/25/32	5,354,000	4,810,242
Series 2019-K095 Class X1, 0.9496% 6/25/29 (d)(n)	13,884,285	641,312
Series 2020-K106 Class X1, 1.354% 1/25/30 (d)(n)	60,613,490	4,167,226
Series 2021-K124 Class X1, 0.7197% 12/25/30 (d)(n)	6,478,816	279,413
Series 2021-K741 Class X1, 0.5692% 12/25/27 (d)(n)	140,425,502	2,982,975
Series 2022 K748 Class A2, 2.26% 1/25/29	3,071,000	2,759,536
Series K047 Class A2, 3.329% 5/25/25	8,088,501	7,848,305
FREMF Mortgage Trust floater Series 2018-KSW4 Class B, 1 month U.S. LIBOR + 2.450% 7.5121% 10/25/28 (d)(g)	3,957,130	3,699,966
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
Series 2020-193 Class AC, 1.25% 9/16/62	1,460,468	1,120,464
Series 2021-14 Class AB, 1.34% 6/16/63	1,746,416	1,354,592
Series 2021-2 Class AH, 1.5% 6/16/63	4,105,789	3,201,660
Series 2021-21 Class AH, 1.4% 6/16/63	2,805,761	2,204,691
Series 2021-31 Class B, 1.25% 1/16/61	3,048,295	2,333,025
Greystone Commercial Capital Trust floater Series 2021-3 Class A, 1 month U.S. LIBOR + 2.230% 7.3377% 8/1/23 (b)(d)(g)	7,000,000	6,817,800
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.057% 9/15/31 (b)(d)(g)	6,886,178	6,736,370
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 6.2% 10/15/31 (b)(d)(g)	3,764,459	3,590,473
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(d)(g)	7,945,000	7,451,195
Class B, 1 month U.S. LIBOR + 1.150% 6.257% 10/15/36 (b)(d)(g)	730,000	673,177
Class C, 1 month U.S. LIBOR + 1.550% 6.657% 10/15/36 (b)(d)(g)	601,000	544,372
Series 2021-RENT Class C, 1 month U.S. LIBOR + 1.550% 6.6984% 11/21/35 (b)(d)(g)	3,488,852	3,288,191
sequential payer:
Series 2015-GS1 Class A3, 3.734% 11/10/48	11,384,000	10,798,482
Series 2020-GSA2 Class A4, 1.721% 12/12/53	4,940,000	3,924,340
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(d)	9,587,715	9,283,510
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,883,924	1,791,853
Series 2015-GC34 Class XA, 1.2021% 10/10/48 (d)(n)	5,261,976	118,281
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	1,749,976
Series 2021-RENT Class D, 1 month U.S. LIBOR + 1.850% 6.9984% 11/21/35 (b)(d)(g)	2,152,696	2,011,716
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (b)(d)(g)	8,682,000	8,679,292
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.6558% 4/15/37 (b)(d)(g)	4,777,761	4,532,958
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	1,451,598	1,417,171
Series 2015-C14 Class A5, 3.8218% 7/15/48	3,600,000	3,417,617
Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)	785,208	747,695
Series 2013-C14 Class A/S, 4.4093% 8/15/46	3,088,000	3,078,010
Series 2014-C19 Class XA, 0.5707% 4/15/47 (d)(n)	2,037,043	6,794
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,254,260	1,194,082
Jpmcc Commercial Mortgage Security sequential payer Series 2017-JP6 Class A5, 3.4898% 7/15/50	5,000,000	4,601,927
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017 C5 Class A4, 3.414% 3/15/50	3,783,902	3,544,715
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 6.357% 9/15/29 (b)(d)(g)	5,421,952	4,895,613
Series 2013-C16 Class A/S, 4.5169% 12/15/46	560,000	552,178
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,425,950
Class CFX, 4.9498% 7/5/33 (b)	919,000	788,502
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,184,932
Class EFX, 5.3635% 7/5/33 (b)(d)	1,934,000	1,591,682
Class XAFX, 1.116% 7/5/33 (b)(d)(n)	10,000,000	346
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	4,995,219
Series 2021-MHC Class XCP, 0% 4/15/38 (b)(d)(e)(n)	164,060,500	164
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (b)(d)(g)	12,656,000	12,389,082
Class B, CME Term SOFR 1 Month Index + 1.790% 6.8532% 5/15/39 (b)(d)(g)	6,596,000	6,441,276
Class C, CME Term SOFR 1 Month Index + 2.090% 7.1524% 5/15/39 (b)(d)(g)	3,893,000	3,771,028
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6012% 5/15/39 (b)(d)(g)	3,460,000	3,290,899
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(d)(g)	4,672,057	4,551,684
Class B, CME Term SOFR 1 Month Index + 0.990% 6.0535% 3/15/38 (b)(d)(g)	1,643,526	1,590,919
Class C, CME Term SOFR 1 Month Index + 1.210% 6.2735% 3/15/38 (b)(d)(g)	1,034,085	993,847
MBRT floater Series 2019-MBR Class A, 1 month U.S. LIBOR + 1.200% 6.307% 11/15/36 (b)(d)(g)	6,000,000	5,977,282
MHC Commercial Mortgage Trust floater Series 2021-MHC Class E, CME Term SOFR 1 Month Index + 2.210% 7.2744% 4/15/38 (b)(d)(g)	5,425,000	5,220,487
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48	3,280,337	3,118,752
Series 2016-C28 Class A3, 3.272% 1/15/49	3,302,603	3,106,627
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,679,283
Class XA, 1.0374% 10/15/48 (d)(n)	9,202,925	147,911
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,062,831
Series 2016-C32 Class A3, 3.459% 12/15/49	8,677,804	8,142,580
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	13,840,000	12,722,212
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 5.957% 8/15/33 (b)(d)(g)	4,512,912	3,829,206
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 6.057% 12/15/36 (b)(d)(e)(g)	5,200,000	4,348,519
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	13,482,000	12,508,377
Series 2021-L6 Class A3, 2.196% 6/15/54	7,000,000	5,571,278
Series 2015-UBS8 Class A3, 3.54% 12/15/48	2,596,922	2,476,862
Series 2016-UB12 Class A3, 3.337% 12/15/49	1,966,999	1,832,544
Series 2018-H4 Class A4, 4.31% 12/15/51	3,837,000	3,627,756
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(d)	1,558,000	1,427,366
Class C, 3.1771% 11/10/36 (b)(d)	1,495,000	1,339,638
Class D, 3.1771% 11/10/36 (b)(d)	2,340,000	2,045,815
Series 2021-L6 Class XA, 1.2243% 6/15/54 (d)(n)	12,501,859	760,823
MSWF Commercial Mortgage Trust Series 2023-1 Class XA, 1.0878% 5/15/33 (d)	170,000,000	10,108,387
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 4.280% 9.3484% 3/15/39 (b)(d)(g)	7,000,000	6,626,912
ONE Mortgage Trust floater Series 2021-PARK Class E, CME Term SOFR 1 Month Index + 1.860% 6.9235% 3/15/36 (b)(d)(g)	6,459,000	5,752,312
Prima Capital Ltd. floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.9484% 12/15/37 (b)(d)(g)	2,053,000	1,998,246
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 5.908% 4/15/36 (b)(d)(g)	1,900,000	1,838,563
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(d)	740,000	521,740
Class A2A, 3.659% 1/5/43 (b)(d)	9,930,000	7,141,343
SMRT Commercial Mortgage Trust floater Series 2022 MINI Class D, CME Term SOFR 1 Month Index + 1.950% 7.01% 1/15/39 (b)(d)(g)	1,820,000	1,710,487
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.0593% 2/15/39 (b)(d)(g)	1,890,000	1,785,072
Class C, CME Term SOFR 1 Month Index + 2.650% 7.7093% 2/15/39 (b)(d)(g)	983,000	925,166
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.6836% 7/15/36 (b)(d)(g)	3,180,000	3,068,068
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(d)(g)	9,194,000	8,882,786
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (b)(d)(g)	4,235,000	4,088,624
Class C, 1 month U.S. LIBOR + 1.320% 6.4364% 11/15/38 (b)(d)(g)	2,630,000	2,519,270
Class D, 1 month U.S. LIBOR + 1.570% 6.6856% 11/15/38 (b)(d)(g)	1,728,000	1,647,648
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C12:
Class A2, 4.1519% 8/15/51	5,668,968	5,647,134
Class A5, 4.2962% 8/15/51	3,000,000	2,828,082
Series 2019-C17 Class A3, 2.6686% 10/15/52	1,065,000	907,836
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,021,232
Series 2017-C7 Class XA, 1.003% 12/15/50 (d)(n)	15,015,408	510,422
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	5,707,384
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,143,132	3,024,229
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,760,000	2,977,787
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	300,000	233,399
Class X, 0.4294% 10/10/42 (b)(d)(n)	8,700,000	224,118
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (b)(d)(g)	4,470,000	4,178,923
sequential payer:
Series 2016-C34 Class A4, 3.096% 6/15/49	6,124,000	5,672,598
Series 2019-C54 Class ASB, 3.063% 12/15/52	2,700,000	2,485,149
Series 2021-C59 Class A4, 2.343% 4/15/54	5,000,000	4,085,598
Series 2021-C61 Class A3, 2.406% 11/15/54	7,300,000	5,949,107
Series 2015-C31 Class XA, 0.9527% 11/15/48 (d)(n)	6,290,741	113,140
Series 2017-C42 Class XA, 0.8606% 12/15/50 (d)(n)	34,478,697	1,089,027
Series 2018-C46 Class XA, 0.9268% 8/15/51 (d)(n)	12,553,950	301,836
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	3,025,182
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8376% 11/15/47 (d)(n)	5,919,000	49,456
Series 2014-LC14 Class XA, 1.2305% 3/15/47 (d)(n)	7,161,261	23,933
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,129,977,140)		1,049,482,438

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,265,000	3,831,992
California Gen. Oblig. Series 2009, 7.5% 4/1/34	205,000	251,635
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	50,686
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 A, 4.087% 11/1/51	1,010,000	880,430
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	79,496
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,089,091	2,089,091
5.1% 6/1/33	22,850,000	22,588,642
Series 2010-1, 6.63% 2/1/35	3,549,231	3,731,003
Series 2010-3:
6.725% 4/1/35	2,316,923	2,448,023
7.35% 7/1/35	4,322,500	4,668,947
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	260,416
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34	500,000	386,260
2.163% 5/15/35	500,000	380,395
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	204,808
Los Angeles Unified School District Series KRY, 5.75% 7/1/34	1,400,000	1,494,128
Louisiana Gas & Fuel Tax Rev. Series 2022 A, 2.952% 5/1/41	5,270,000	4,062,634
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	161,045
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	447,252
Michigan State Univ. Revs. Series 2022 A, 4.165% 8/15/22	2,810,000	2,214,371
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,315,000	10,130,348
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,895,000	2,362,616
Series 2010 A, 7.102% 1/1/41	855,000	1,038,062
Series 2021 B:
1.963% 1/1/32	1,000,000	814,109
2.113% 1/1/33	1,050,000	846,505
New York City Gen. Oblig. Series A3, 2.8% 8/1/30	3,250,000	2,882,085
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36	860,000	909,392
Series 2021 E3, 1.97% 2/1/33	2,015,000	1,589,502
Series 2023 F3:
5.13% 2/1/35	750,000	763,154
5.15% 2/1/36	750,000	760,550
Series A3, 3.88% 8/1/31	1,170,000	1,107,322
Series A5, 2.69% 5/1/33	2,015,000	1,693,040
Series B2, 3.14% 8/1/28	2,735,000	2,557,735
New York State Dorm. Auth.:
Series 2009 F, 5.628% 3/15/39	990,000	1,032,806
Series 2019 F, 3.11% 2/15/39	3,250,000	2,681,155
Series 2021 C, 2.202% 3/15/34	945,000	751,382
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	139,304
Series 2011 A, 4.8% 6/1/11	1,503,000	1,364,439
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	515,000	465,775
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	761,778
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	451,907
Univ. of California Revs. Series 2015 J, 4.131% 5/15/45	1,750,000	1,561,877
Univ. of Michigan Rev.:
Series 2020 B, 2.437% 4/1/40	1,050,000	775,567
Series 2022 A, 4.454% 4/1/22	4,790,000	4,112,411
Series 2022 B, 3.504% 4/1/52	1,080,000	856,560
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52	3,060,000	2,684,126
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	1,520,000	1,009,316
TOTAL MUNICIPAL SECURITIES (Cost $107,692,711)		96,334,077

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		2,221,000	2,218,224
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		1,990,000	1,949,951
Brazilian Federative Republic:
3.875% 6/12/30		990,000	878,625
6% 10/20/33		500,000	490,500
Chilean Republic 2.55% 7/27/33		350,000	287,394
Colombian Republic:
3% 1/30/30		450,000	345,600
3.125% 4/15/31		580,000	430,396
4.5% 1/28/26		409,000	387,732
10.375% 1/28/33		1,350,000	1,524,825
Dominican Republic:
4.5% 1/30/30 (b)		2,000,000	1,725,000
5.5% 2/22/29 (b)		2,505,000	2,323,074
5.5% 2/22/29(Reg. S)		161,000	149,307
5.95% 1/25/27 (b)		1,100,000	1,073,050
6% 7/19/28 (b)		1,250,000	1,203,750
Finance Department Government of Sharjah 6.5% 11/23/32 (b)		202,000	205,535
German Federal Republic:
0% 5/15/35 (Reg. S)	EUR	225,000	181,635
1% 5/15/38(Reg. S)	EUR	4,400,000	3,845,802
1.25% 8/15/48 (k)	EUR	2,035,000	1,712,174
2.2% 12/12/24(Reg. S)	EUR	5,010,000	5,304,388
2.5% 3/13/25(Reg. S)	EUR	2,000,000	2,128,599
Guatemalan Republic 3.7% 10/7/33 (Reg. S)		1,447,000	1,159,409
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	996,977
2.125% 9/22/31 (b)		1,400,000	1,063,825
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	2,757,461
2.8% 6/23/30 (b)		1,700,000	1,514,381
2.8% 6/23/30(Reg. S)		400,000	356,325
2.85% 2/14/30		400,000	359,325
3.4% 9/18/29		420,000	391,860
3.5% 1/11/28		6,300,000	5,996,025
3.75% 6/14/28 (Reg. S)	EUR	2,000,000	2,114,819
4.65% 9/20/32		1,975,000	1,958,706
Italian Republic 2.375% 10/17/24		3,800,000	3,632,766
Kingdom of Saudi Arabia 3.625% 3/4/28 (Reg. S)		1,000,000	959,875
Panamanian Republic:
2.252% 9/29/32		480,000	367,290
3.16% 1/23/30		2,720,000	2,389,860
3.298% 1/19/33		8,600,000	7,187,988
4.3% 4/29/53		615,000	448,104
4.5% 4/16/50		400,000	303,700
6.4% 2/14/35		300,000	313,181
Peruvian Republic:
2.783% 1/23/31		772,000	656,827
2.844% 6/20/30		2,430,000	2,118,353
4.125% 8/25/27		400,000	391,700
Polish Government:
4.875% 10/4/33		400,000	398,575
5.75% 11/16/32		564,000	597,946
Quebec Province yankee 7.125% 2/9/24		645,000	651,515
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	2,722,000	2,178,159
1.65% 3/3/33 (b)	EUR	569,000	388,414
3.125% 5/15/27 (Reg. S)	EUR	5,088,000	4,781,857
6.25% 5/26/28 (b)		995,000	985,237
Romanian Republic:
3% 2/14/31 (Reg. S)		1,164,000	958,700
3.875% 10/29/35 (b)	EUR	289,000	237,341
5% 9/27/26 (b)	EUR	2,800,000	3,000,963
South African Republic:
4.85% 9/30/29		751,000	646,470
5.875% 4/20/32		700,000	603,006
Sultanate of Oman:
5.625% 1/17/28 (Reg. S)		575,000	568,998
6.75% 10/28/27(Reg. S)		300,000	310,744
Ukraine Government:
4.375% 1/27/32 (b)	EUR	1,365,000	260,167
6.75% 6/20/28 (Reg. S)	EUR	1,450,000	263,290
7.75% 9/1/24 (b)		2,800,000	605,150
8.994% 2/1/26 (Reg. S)		1,800,000	350,213
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	2,105,000	2,534,990
2.25% 9/7/23	GBP	5,145,000	6,361,638
United Mexican States:
2.659% 5/24/31		4,688,000	3,894,849
3.5% 2/12/34		1,420,000	1,190,848
4.15% 3/28/27		275,000	269,723
4.28% 8/14/41		400,000	324,950
4.5% 4/22/29		2,920,000	2,839,335
4.75% 3/8/44		2,366,000	1,995,277
6.05% 1/11/40		1,600,000	1,612,300
6.35% 2/9/35		1,250,000	1,315,469
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $119,519,662)			105,930,442

Common Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Emergence SA (e)(q)	75,636	3,979,966
Intelsat Jackson Holdings SA:
Series A rights (e)(q)	7,920	69,458
Series B rights (e)(q)	7,920	256,054
TOTAL COMMON STOCKS (Cost $2,950,560)		4,305,478

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 5/1/28 (d)(g)(r)	237,118	219,602
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.5137% 3/9/27 (d)(g)(r)	1,000,000	766,720
CME Term SOFR 1 Month Index + 4.250% 9.4034% 3/9/27 (d)(g)(r)	1,033,527	809,737
		1,796,059
Entertainment - 0.0%
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 10.000% 15.1646% 9/9/23 (d)(g)(r)	914,464	929,178
Media - 0.0%
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6074% 4/15/27 (d)(g)(r)	684,055	574,976
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5593% 1/18/28 (d)(g)(r)	99,750	87,930
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (d)(g)(r)	3,283,417	129,958
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1537% 8/2/27 (d)(g)(r)	432,500	409,660
iHeartCommunications, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 5/1/26 (d)(g)(r)	538,996	420,352
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.6074% 1/31/28 (d)(g)(r)	2,000,000	1,916,360
		3,539,236
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (d)(g)(r)	883,269	805,250
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (d)(g)(r)	898,243	882,039
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.91% 4/11/25 (d)(g)(r)	697,575	695,901
		2,383,190
TOTAL COMMUNICATION SERVICES		8,647,663
CONSUMER DISCRETIONARY - 0.0%
Broadline Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/5/28 (d)(g)(r)	1,175,000	1,139,163
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 8/12/28 (d)(g)(r)	562,125	561,001
AI Aqua Merger Sub, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4.964% 7/30/28 (d)(g)(r)	327,351	314,584
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4.964% 7/30/28 (d)(g)(r)	57,255	55,022
Creative Artists Agency LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4822% 11/26/28 (d)(g)(r)	125,541	123,658
KUEHG Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (d)(g)(r)	362,399	361,493
Pre-Paid Legal Services, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 12/15/28 (g)(r)(s)	412,927	399,094
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (d)(g)(r)	970,569	775,242
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5/29/25 (g)(r)(s)	297,730	293,389
		2,883,483
Hotels, Restaurants & Leisure - 0.0%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1534% 1/15/30 (d)(g)(r)	57,740	57,683
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1534% 1/27/29 (d)(g)(r)	611,025	587,476
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.95% 6/21/26 (d)(g)(r)	128,675	127,952
KFC Holding Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8613% 3/15/28 (d)(g)(r)	412,812	406,963
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8322% 5/3/29 (d)(g)(r)	211,760	209,695
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1593% 4/14/29 (d)(g)(r)	425,927	422,469
		1,812,238
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (d)(g)(r)	1,719,375	1,507,686
TOTAL CONSUMER DISCRETIONARY		7,342,570
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.2483% 1/24/29 (d)(g)(r)	3,068,352	2,797,325
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9983% 1/24/30 (d)(g)(r)	274,373	205,094
		3,002,419
Consumer Staples Distribution & Retail - 0.0%
H-Food Holdings LLC 1LN, term loan 3 month U.S. LIBOR + 3.000% 5/25/25 (g)(r)(s)	125,086	101,514
Food Products - 0.0%
Hostess Brands LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 3% 8/3/25 (d)(g)(r)	424,771	423,556
Personal Care Products - 0.0%
Prestige Brands, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 7/1/28 (d)(g)(r)	392,045	390,269
TOTAL CONSUMER STAPLES		3,917,758
FINANCIALS - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6483% 4/9/27 (d)(g)(r)	560,628	531,369
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 3/18/28 (g)(r)(s)	350,000	329,875
		861,244
Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC:
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.8984% 1/15/25 (d)(g)(r)	725,000	721,455
Tranche B4 1LN, term loan 1 month U.S. LIBOR + 1.500% 2.25% 2/12/27 (d)(g)(r)	1,200,000	1,166,436
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 10/6/23 (d)(g)(r)	164,798	164,798
Setanta Aircraft Leasing DAC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 11/5/28 (g)(r)(s)	485,000	480,582
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.0034% 11/16/26 (d)(g)(r)	286,015	282,394
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.5179% 12/1/28 (d)(g)(r)	272,363	270,015
		3,085,680
Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 2/13/27 (d)(g)(r)	1,234,097	1,145,723
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4037% 2/19/28 (d)(g)(r)	1,883,775	1,844,141
Asurion LLC Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 12/23/26 (d)(g)(r)	592,948	547,244
		3,537,108
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.250% 2.6536% 4/23/26 (d)(g)(r)	489,848	455,558
TOTAL FINANCIALS		7,939,590
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/27 (g)(r)(s)	554,099	534,705
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 10/23/28 (d)(g)(r)	1,179,110	1,141,768
		1,676,473
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2534% 11/23/27 (d)(g)(r)	204,482	165,289
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (d)(g)(r)	740,530	700,031
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9375% 3/15/28 (d)(g)(r)	3,088,579	3,075,267
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (d)(g)(r)	271,323	270,759
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 11/15/28 (d)(g)(r)	490,000	473,360
		4,684,706
Health Care Technology - 0.0%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5979% 2/15/29 (d)(g)(r)	1,335,668	1,255,528
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(r)	228,120	214,432
IQVIA, Inc. Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9037% 6/11/25 (d)(g)(r)	252,273	251,766
		1,721,726
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (d)(g)(r)	71,877	71,728
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8432% 8/1/27 (d)(g)(r)	2,788,043	2,698,742
Grifols, S.A. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.0246% 11/15/27 (d)(g)(r)	1,336,083	1,283,148
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 5/5/28 (d)(g)(r)	1,102,729	1,099,972
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (d)(g)(r)	1,168,934	1,162,505
Sunshine Luxembourg VII SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 10/2/26 (g)(r)(s)	450,198	438,570
		6,682,937
TOTAL HEALTH CARE		14,837,570
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 8/24/28 (d)(g)(r)	802,814	797,796
Building Products - 0.0%
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 5/13/29 (d)(g)(r)	93,444	93,288
Commercial Services & Supplies - 0.0%
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4624% 10/19/28 (d)(g)(r)	82,846	82,017
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.0246% 3/29/25 (d)(g)(r)	241,015	240,311
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2679% 1/23/27 (d)(g)(r)	274,898	257,029
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (d)(g)(r)	250,000	223,230
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.8439% 9/23/26 (d)(g)(r)	438,368	435,173
Trugreen LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/30/27 (g)(r)(s)	225,863	209,996
		1,447,756
Ground Transportation - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.9983% 12/30/26 (d)(g)(r)	1,105,659	1,100,131
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0004% 4/20/28 (d)(g)(r)	203,156	203,822
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.888% 4/21/28 (d)(g)(r)	1,585,103	1,574,531
		1,778,353
Professional Services - 0.0%
DTI Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 4/26/29 (g)(r)(s)	95,125	87,426
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.2483% 6/24/29 (d)(g)(r)	193,473	183,315
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.2483% 6/24/29 (d)(g)(r)	89,295	84,607
		355,348
TOTAL INDUSTRIALS		5,572,672
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 4/4/26 (d)(g)(r)	1,566,025	1,468,148
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0179% 7/1/29 (d)(g)(r)	419,873	416,199
IT Services - 0.0%
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5034% 12/4/27 (d)(g)(r)	263,645	244,201
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0034% 2/1/28 (d)(g)(r)	2,163,751	2,056,342
		2,300,543
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6979% 7/6/29 (d)(g)(r)	230,917	230,411
Software - 0.1%
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 7/6/29 (d)(g)(r)	524,277	515,810
Gen Digital, Inc.:
Tranche A2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 9/12/27 (g)(r)(s)	983,799	961,663
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 9/12/29 (d)(g)(r)	938,103	921,977
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8432% 3/1/29 (d)(g)(r)	2,828,625	2,644,764
MH Sub I LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.076% 4/25/28 (d)(g)(r)	317,764	300,569
Open Text Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 1/31/30 (d)(g)(r)	198,965	198,467
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 8/25/29 (d)(g)(r)	130,517	130,191
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.855% 5/30/25 (d)(g)(r)	255,417	254,699
Oracle Corp. term loan CME Term SOFR 1 Month Index + 1.600% 8/16/27 (e)(g)(r)(s)	2,844,924	2,816,475
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4/26/24 (g)(r)(s)	917,957	912,798
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.4037% 8/31/28 (d)(g)(r)	106,662	102,899
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1537% 4/22/28 (d)(g)(r)	146,882	141,052
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 5/31/25 (d)(g)(r)	403,068	393,346
Safe Fleet Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/23/29 (g)(r)(s)	123,369	120,175
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (d)(g)(r)	263,625	257,034
		10,671,919
TOTAL INFORMATION TECHNOLOGY		15,087,220
MATERIALS - 0.0%
Chemicals - 0.0%
Starfruit U.S. Holdco LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.750% 7.8954% 10/1/25 (d)(g)(r)	1,995,890	1,986,989
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 7.0034% 4/3/25 (d)(g)(r)	51,805	50,743
Zep, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/11/24 (g)(r)(s)	540,248	454,889
		2,492,621
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8544% 7/1/26 (d)(g)(r)	528,370	523,895
TOTAL MATERIALS		3,016,516
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 8/1/25 (d)(g)(r)	99,500	99,233
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 1 month U.S. LIBOR + 2.000% 4/5/26 (g)(r)(s)	1,677,160	1,660,070
TOTAL UTILITIES		1,759,303
TOTAL BANK LOAN OBLIGATIONS (Cost $70,510,213)		68,120,862

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank:
3.45% 7/27/26	435,000	399,949
4.65% 9/13/28	500,000	464,957
4.682% 8/9/28 (d)	3,503,000	3,226,179
Regions Bank 6.45% 6/26/37	2,533,000	2,520,349
TOTAL BANK NOTES (Cost $6,791,043)		6,611,434

Fixed-Income Funds - 69.2%
	Shares	Value ($)
Bank Loan Funds - 0.1%
T. Rowe Price Institutional Floating Rate Fund - F Class	3,387,182	31,094,331
High Yield Fixed-Income Funds - 0.8%
T. Rowe Price Fund	19,464,149	164,082,775
TCW Emerging Markets Income Fund Class N	33,596,930	260,712,179
TOTAL HIGH YIELD FIXED-INCOME FUNDS		424,794,954
Intermediate Government Funds - 4.7%
Fidelity SAI U.S. Treasury Bond Index Fund (t)	263,422,336	2,318,116,557
Intermediate-Term Bond Funds - 56.6%
American Funds The Bond Fund of America Class F2	103,695,700	1,187,315,768
Baird Aggregate Bond Fund Class Institutional	107,073,541	1,041,825,551
Baird Core Plus Bond Fund - Institutional Class	90,683,023	906,830,234
Columbia Mortgage Opportunities Fund Class A	28,304,563	227,568,688
DoubleLine Total Return Bond Fund Class N	205,669,984	1,826,349,454
Fidelity SAI Total Bond Fund (t)	582,768,353	5,209,949,080
Fidelity U.S. Bond Index Fund (t)	66,924,361	690,659,406
iShares Core U.S. Aggregate Bond ETF	7,074,578	697,341,153
John Hancock Bond Fund Class R6	43,661,681	588,559,460
JPMorgan Core Plus Bond Fund Class A	71,532,913	515,752,303
PIMCO Income Fund Institutional Class	86,357,511	894,663,818
PIMCO Mortgage Opportunities Fund Institutional Class	160,769,289	1,509,623,622
PIMCO Total Return Fund Institutional Class	715,258,457	6,115,459,758
Voya Intermediate Bond Fund Class I	166,282,906	1,440,009,964
Western Asset Core Bond Fund Class I	335,641,139	3,594,716,599
Western Asset Core Plus Bond Fund Class I	182,025,443	1,718,320,179
TOTAL INTERMEDIATE-TERM BOND FUNDS		28,164,945,037
Long Government Bond Funds - 6.3%
Fidelity SAI Long-Term Treasury Bond Index Fund (t)	60,005,423	469,842,461
iShares 20+ Year Treasury Bond ETF	2,387,098	245,847,223
iShares 7-10 Year Treasury Bond ETF (u)	17,115,937	1,678,388,782
SPDR Portfolio Long Term Treasury ETF (u)	23,955,757	718,193,595
TOTAL LONG GOVERNMENT BOND FUNDS		3,112,272,061
Short-Term Bond - 0.7%
Fidelity Short-Term Treasury Bond Index Fund (t)	72,894	727,484
iShares 1-5 Year Investment Grade Corporate Bond ETF	7,080,695	356,442,186
TOTAL SHORT-TERM BOND		357,169,670
TOTAL FIXED-INCOME FUNDS (Cost $38,875,885,033)		34,408,392,610

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (d)(i)	600,000	592,267
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (d)(i)	5,100,000	5,113,186
3.748% (Reg. S) (d)(i)	300,000	280,586
		5,393,772
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(i)	2,600,000	2,293,068
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.375% (d)(i)	6,695,000	6,427,200
Energy Transfer LP:
6.5% (d)(i)	3,770,000	3,298,751
6.625% (d)(i)	730,000	560,275
7.125% (d)(i)	2,520,000	2,118,148
		12,404,374
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(i)	690,000	689,037
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(i)	800,000	830,587
Bank of Nova Scotia 3 month U.S. LIBOR + 2.640% 7.8459% (d)(g)(i)	12,927,000	10,960,674
Barclays PLC:
5.875% (Reg. S) (d)(i)	650,000	711,539
8.875% (d)(i)	300,000	343,330
BNP Paribas SA 6.625% (Reg. S) (d)(i)	830,000	798,875
Citigroup, Inc. 3.875% (d)(i)	4,320,000	3,596,832
JPMorgan Chase & Co. 4.6% (d)(i)	7,120,000	6,574,841
Societe Generale 7.875% (Reg. S) (d)(i)	415,000	403,588
U.S. Bancorp 3.7% (d)(i)	4,850,000	3,536,747
		28,446,050
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (d)(i)	220,000	165,495
5.375% (d)(i)	110,000	105,740
Credit Suisse Group AG 7.5% (Reg. S) (c)(d)(i)	2,750,000	96,250
Goldman Sachs Group, Inc.:
3.65% (d)(i)	1,750,000	1,382,500
4.125% (d)(i)	2,505,000	2,036,548
		3,786,533
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(i)	530,000	375,028
4.7% (d)(i)	45,000	29,332
American Express Co. 3.55% (d)(i)	770,000	630,947
		1,035,307
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(i)	2,650,000	2,383,909
TOTAL FINANCIALS		35,651,799
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
National Express Group PLC 4.25% (Reg. S) (d)(i)	320,000	348,892
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (d)(i)	2,200,000	954,154
AT Securities BV 5.25% (Reg. S) (d)(i)	2,750,000	924,000
Citycon Oyj 4.496% (Reg. S) (d)(i)	450,000	306,160
CPI Property Group SA 3.75% (Reg. S) (d)(i)	1,325,000	410,725
Grand City Properties SA 1.5% (Reg. S) (d)(i)	2,400,000	936,356
Heimstaden Bostad AB:
3.248% (Reg. S) (d)(i)	2,085,000	1,392,910
3.625% (Reg. S) (d)(i)	185,000	100,851
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(i)	770,000	168,726
		5,193,882
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (d)(i)	1,555,000	1,510,294
SSE PLC 3.74% (Reg. S) (d)(i)	635,000	718,848
		2,229,142
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp. 7% (b)(d)(i)	2,575,000	2,264,970
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (d)(i)	290,000	296,029
Veolia Environnement SA 2% (Reg. S) (d)(i)	1,300,000	1,153,343
		1,449,372
TOTAL UTILITIES		5,943,484
TOTAL PREFERRED SECURITIES (Cost $91,111,437)		67,821,538

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (v)	174,475,580	174,510,475
Fidelity Investments Money Market Government Portfolio Institutional Class 5.02% (t)(w)	100,312,499	100,312,499
Fidelity Securities Lending Cash Central Fund 5.14% (v)(x)	15,268,873	15,270,400
State Street Institutional U.S. Government Money Market Fund Premier Class 5.02% (w)	62,710,913	62,710,913
TOTAL MONEY MARKET FUNDS (Cost $352,800,641)		352,804,287

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28		4,200,000	173,087
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly.	8/16/23	EUR	11,350,000	164,118
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly.	6/21/23	EUR	7,000,000	29,687

TOTAL PUT OPTIONS				366,892
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28		4,200,000	167,161

TOTAL PURCHASED SWAPTIONS (Cost $640,775)				534,053

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $57,317,425,267)	51,504,372,989
NET OTHER ASSETS (LIABILITIES) - (3.5)% (y)(z)	(1,763,468,292)
NET ASSETS - 100.0%	49,740,904,697

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(8,700,000)	(7,377,320)
2% 6/1/53	(19,700,000)	(16,704,966)
2% 6/1/53	(11,550,000)	(9,794,028)
2% 6/1/53	(26,200,000)	(22,216,756)
2% 6/1/53	(2,850,000)	(2,416,708)
2% 6/1/53	(6,450,000)	(5,469,392)
2.5% 6/1/53	(2,250,000)	(1,964,907)
2.5% 6/1/53	(19,900,000)	(17,378,511)
2.5% 6/1/53	(18,975,000)	(16,570,716)
3% 6/1/53	(9,600,000)	(8,633,095)
3% 6/1/53	(21,750,000)	(19,559,355)
3.5% 6/1/53	(700,000)	(648,735)
3.5% 6/1/53	(9,300,000)	(8,618,909)
3.5% 6/1/53	(3,300,000)	(3,058,323)
3.5% 6/1/53	(5,600,000)	(5,189,881)

TOTAL GINNIE MAE		(145,601,602)

Uniform Mortgage Backed Securities
2% 6/1/38	(3,300,000)	(2,954,879)
2% 6/1/38	(800,000)	(716,334)
2% 6/1/38	(700,000)	(626,793)
2% 6/1/38	(700,000)	(626,793)
2% 6/1/53	(9,950,000)	(8,181,155)
2% 6/1/53	(9,950,000)	(8,181,155)
2% 6/1/53	(24,200,000)	(19,897,884)
2% 6/1/53	(24,200,000)	(19,897,884)
2% 6/1/53	(2,200,000)	(1,808,899)
2% 6/1/53	(3,000,000)	(2,466,680)
2% 6/1/53	(6,100,000)	(5,015,582)
2% 6/1/53	(7,900,000)	(6,495,590)
2% 6/1/53	(7,150,000)	(5,878,920)
2% 6/1/53	(13,500,000)	(11,100,059)
2.5% 6/1/38	(200,000)	(183,875)
2.5% 6/1/38	(5,250,000)	(4,826,719)
2.5% 6/1/53	(925,000)	(790,044)
2.5% 6/1/53	(5,250,000)	(4,484,033)
2.5% 6/1/53	(11,900,000)	(10,163,809)
2.5% 6/1/53	(2,900,000)	(2,476,895)
2.5% 6/1/53	(8,200,000)	(7,003,633)
3% 6/1/38	(50,000)	(47,176)
3% 6/1/38	(50,000)	(47,176)
3% 6/1/53	(1,000,000)	(886,016)
3% 6/1/53	(2,300,000)	(2,037,836)
3% 6/1/53	(1,000,000)	(886,016)
3% 6/1/53	(1,400,000)	(1,240,422)
3% 6/1/53	(3,300,000)	(2,923,851)
3% 6/1/53	(7,200,000)	(6,379,312)
3% 6/1/53	(2,100,000)	(1,860,633)
3% 6/1/53	(3,000,000)	(2,658,047)
3.5% 6/1/53	(3,000,000)	(2,752,266)
3.5% 6/1/53	(9,100,000)	(8,348,539)
3.5% 6/1/53	(700,000)	(642,195)
3.5% 6/1/53	(2,725,000)	(2,499,975)
3.5% 6/1/53	(9,300,000)	(8,532,024)
3.5% 6/1/53	(7,500,000)	(6,880,664)
4% 6/1/53	(500,000)	(472,344)
5.5% 6/1/53	(1,350,000)	(1,349,103)
5.5% 6/1/53	(650,000)	(649,568)
5.5% 6/1/53	(10,400,000)	(10,393,093)
5.5% 6/1/53	(3,400,000)	(3,397,742)
5.5% 6/1/53	(1,700,000)	(1,698,871)
5.5% 6/1/53	(20,250,000)	(20,236,552)
5.5% 6/1/53	(2,600,000)	(2,598,273)
5.5% 6/1/53	(5,700,000)	(5,696,215)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(218,891,524)

TOTAL TBA SALE COMMITMENTS (Proceeds $364,575,121)		(364,493,126)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	13	Jun 2023	1,013,964	5,957	5,957
Eurex Euro-Bobl Contracts (Germany)	10	Sep 2023	1,255,530	1,167	1,167
Eurex Euro-Bund Contracts (Germany)	25	Sep 2023	3,616,089	2,291	2,291
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	1	Sep 2023	147,829	298	298
TME 10 Year Canadian Note Contracts (Canada)	53	Sep 2023	4,828,368	17,210	17,210

TOTAL BOND INDEX CONTRACTS					26,923

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	952	Sep 2023	108,974,250	(306,237)	(306,237)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,363	Sep 2023	692,199,984	(1,736,057)	(1,736,057)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,261	Sep 2023	137,547,516	(527,242)	(527,242)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	154	Sep 2023	19,764,938	200,721	200,721
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	219	Sep 2023	29,975,625	478,539	478,539

TOTAL TREASURY CONTRACTS					(1,890,276)

TOTAL PURCHASED					(1,863,353)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	40	Sep 2023	4,816,077	(35,846)	(35,846)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,001	Sep 2023	114,583,219	(242,422)	(242,422)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	56	Sep 2023	11,526,375	28,328	28,328
CBOT 5-Year U.S. Treasury Note Contracts (United States)	756	Sep 2023	82,463,063	99,529	99,529
CBOT Long Term U.S. Treasury Bond Contracts (United States)	540	Sep 2023	69,305,625	(731,047)	(731,047)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	111	Sep 2023	13,370,297	(88,071)	(88,071)

TOTAL TREASURY CONTRACTS					(933,683)

TOTAL SOLD					(969,529)

TOTAL FUTURES CONTRACTS					(2,832,882)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	350,000	USD	373,145	Brown Brothers Harriman & Co	6/01/23	970
EUR	66,206,473	USD	71,271,269	BTIG, LLC	6/02/23	(503,169)
EUR	512,981	USD	566,305	JPMorgan Chase Bank, N.A.	6/02/23	(17,979)
GBP	13,088,392	USD	16,187,723	BTIG, LLC	6/02/23	93,582
GBP	330,476	USD	411,953	Barclays Bank PLC	6/02/23	(858)
GBP	596,773	USD	741,613	Citibank, N. A.	6/02/23	743
USD	1,884,581	EUR	1,741,869	BNP Paribas S.A.	6/02/23	22,697
USD	70,962,158	EUR	64,369,644	Bank of America, N.A.	6/02/23	2,157,445
USD	661,508	EUR	607,941	Bank of America, N.A.	6/02/23	11,680
USD	17,461,592	GBP	14,015,641	Bank of America, N.A.	6/02/23	26,836
CAD	79,000	USD	58,064	Bank of America, N.A.	6/21/23	161
CAD	219,000	USD	161,223	Brown Brothers Harriman & Co	6/21/23	187
EUR	129,000	USD	141,886	BNP Paribas S.A.	6/21/23	(3,841)
EUR	93,000	USD	102,242	Bank of America, N.A.	6/21/23	(2,721)
EUR	252,000	USD	279,016	HSBC Bank	6/21/23	(9,346)
GBP	347,000	USD	432,230	Bank of America, N.A.	6/21/23	(397)
GBP	1,865,000	USD	2,356,104	Bank of America, N.A.	6/21/23	(35,160)
GBP	358,000	USD	448,283	Brown Brothers Harriman & Co	6/21/23	(2,761)
GBP	268,000	USD	332,328	Brown Brothers Harriman & Co	6/21/23	1,191
GBP	73,000	USD	90,103	Citibank, N. A.	6/21/23	744
USD	102,609	AUD	153,000	Citibank, N. A.	6/21/23	3,017
USD	31,913	AUD	49,000	State Street Bank and Trust Co	6/21/23	17
USD	145,668	CAD	195,000	Bank of America, N.A.	6/21/23	1,946
USD	39,657	CAD	54,000	Bank of America, N.A.	6/21/23	(143)
USD	91,762	CAD	125,000	Brown Brothers Harriman & Co	6/21/23	(367)
USD	31,835	CAD	43,000	Brown Brothers Harriman & Co	6/21/23	143
USD	23,748	CAD	32,000	Canadian Imperial Bk. of Comm.	6/21/23	163
USD	67,801,850	EUR	61,887,000	Bank of America, N.A.	6/21/23	1,575,503
USD	253,203	EUR	229,000	Bank of America, N.A.	6/21/23	8,146
USD	978,026	EUR	884,000	Bank of America, N.A.	6/21/23	32,043
USD	115,277	EUR	108,000	Brown Brothers Harriman & Co	6/21/23	(296)
USD	1,677,356	EUR	1,549,000	Canadian Imperial Bk. of Comm.	6/21/23	19,744
USD	613,121	EUR	554,000	Citibank, N. A.	6/21/23	20,276
USD	418,109	EUR	388,000	JPMorgan Chase Bank, N.A.	6/21/23	2,903
USD	47,039,710	GBP	37,995,000	JPMorgan Chase Bank, N.A.	6/21/23	(244,083)
USD	71,409,375	EUR	66,206,473	BTIG, LLC	7/05/23	502,295
USD	16,198,757	GBP	13,088,392	BTIG, LLC	7/05/23	(94,208)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,567,103

Unrealized Appreciation						4,482,432
Unrealized Depreciation						(915,329)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		720,000	15,943	(6,588)	9,355
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,140,000	47,386	(23,455)	23,931
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	199,288	(146,916)	52,372
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	132,859	(40,827)	92,032
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		470,000	147,957	(126,726)	21,231
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		780,000	245,545	(210,201)	35,344
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	173,141	(162,799)	10,342
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	34,628	(32,231)	2,397
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		880,000	277,025	(228,126)	48,899
Intesa Sanpaolo SpA		Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,500,000	(3,173)	(8,363)	(11,536)

TOTAL BUY PROTECTION								1,270,599	(986,232)	284,367
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		13,540,000	(299,818)	313,175	13,357
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	(239,810)	257,611	17,801
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly		6,590,000	(273,386)	273,935	549

TOTAL SELL PROTECTION								(813,014)	844,721	31,707
TOTAL CREDIT DEFAULT SWAPS								457,585	(141,511)	316,074

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	63,923,000	698,644	0	698,644
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	38,762,000	775,185	0	775,185
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2030	2,952,000	68,078	0	68,078
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2033	2,717,000	62,891	0	62,891
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2053	617,000	5,361	0	5,361
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3%	Annual	CME	Sep 2053	8,745,000	175,101	0	175,101
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3%	Annual	CME	Sep 2053	6,869,000	154,969	0	154,969
TOTAL INTEREST RATE SWAPS							1,940,229	0	1,940,229

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,729,118,498 or 5.5% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $262,165.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,910,173.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,146,225.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,797,006.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q)	Non-income producing
(r)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(s)	The coupon rate will be determined upon settlement of the loan after period end.
(t)	Affiliated Fund
(u)	Security or a portion of the security is on loan at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Investment made with cash collateral received from securities on loan.
(y)	Includes $6,953,000 of cash collateral to cover margin requirements for futures contracts.
(z)	Includes $1,630,915 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	425,431,980	453,356,260	704,277,765	3,049,229	-	-	174,510,475	0.4%
Fidelity Securities Lending Cash Central Fund 5.14%	55,923,273	730,068,884	770,721,757	19,243	-	-	15,270,400	0.1%
Total	481,355,253	1,183,425,144	1,474,999,522	3,068,472	-	-	189,780,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.02%	126,976,060	403,835,278	430,498,848	1,226,317	9	-	100,312,499
Fidelity SAI Long-Term Treasury Bond Index Fund	460,248,664	3,718,769	-	3,718,769	-	5,875,028	469,842,461
Fidelity SAI Total Bond Fund	5,340,793,933	56,423,005	220,403,833	56,422,925	(15,289,599)	48,425,574	5,209,949,080
Fidelity SAI U.S. Treasury Bond Index Fund	1,805,048,282	510,986,542	25,000,000	10,975,628	(1,863,181)	28,944,914	2,318,116,557
Fidelity Short-Term Treasury Bond Index Fund	713,436	2,431	-	9,982	-	11,617	727,484
Fidelity U.S. Bond Index Fund	701,219,597	5,010,267	25,000,000	5,010,267	(311,294)	9,740,836	690,659,406
	8,434,999,972	979,976,292	700,902,681	77,363,888	(17,464,065)	92,997,969	8,789,607,487

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.